PAGE 1
                                       Registration Nos. 002-65539/811-2958

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /

               Post-Effective Amendment No. 60                       / X /

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
          1940                                                       / X /

               Amendment No. 52                                      / X /

                          Fiscal Year Ended October 31, 1995
                      __________________________________________

                       T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                 ____________________________________________________
                  (Exact Name of Registrant as Specified in Charter)

               100 East Pratt Street, Baltimore, Maryland     21202
               __________________________________________   __________
               (Address of Principal Executive Offices)     (Zip Code)

          Registrant's Telephone Number, Including Area Code   410-547-2000
                                                               ____________

                                   Henry H. Hopkins
                                100 East Pratt Street
                              Baltimore, Maryland 21202
                       _______________________________________
                       (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering    March 1, 1996
                                                          _____________

               It is proposed that this filing will become effective (check appropriate box):

               / /  immediately upon filing pursuant to paragraph (b)

               /X/  on March 1, 1996 pursuant to paragraph (b)

               / /  60 days after filing pursuant to paragraph (a)(i)


















          PAGE 2
               / /  on (date) pursuant to paragraph (a)(1)

               / /  75 days after filing pursuant to paragraph (a)(2)

               / /  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933+
          _________________________________________________________________
          Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and intends to file a 24f-2 Notice by December 31, 1996.

          +Not applicable, as no securities are being registered by this Post-Effective Amendment No. 60 to the Registration Statement.












































          PAGE 3
               The Registration Statement of the T. Rowe Price International Funds, Inc. on Form N-1A (File No. 2-65539) is hereby amended under the Securities Act of 1933 to update the Registrant's financial statements, make other changes in the Registrant's Prospectus and Statement of Additional Information, and to satisfy the annual amendment requirement of Rule 8b-16 under the Investment Company Act of 1940.

               This Amendment consists of the following:

                  Cross Reference Sheet
                  Part A of Form N-1A, Revised Prospectus
                  Part B of Form N-1A, Statement of Additional Information Part C of Form N-1A, Other Information
                  Opinion of Counsel
                  Accountants' Consent

















































          PAGE 4
                        T. ROWE PRICE INTERNATIONAL STOCK FUND
                      T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
                          T. ROWE PRICE EUROPEAN STOCK FUND
                             T. ROWE PRICE NEW ASIA FUND
                               T. ROWE PRICE JAPAN FUND
                           T. ROWE PRICE LATIN AMERICA FUND
                      T. ROWE PRICE EMERGING MARKETS STOCK FUND
                           T. ROWE PRICE GLOBAL STOCK FUND

                                CROSS REFERENCE SHEET
                 N-1A Item No.                          Location
                 _____________                          ________
                                        PART A
          Item 1.   Cover Page                       Cover Page
          Item 2.   Synopsis                         Transaction and Fund
                                                     Expenses
          Item 3.   Condensed Financial Information  Financial Highlights
          Item 4.   General Description of           Transaction and
                    Registrant                       Fund Expenses; Fund,
                                                     Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management;
                                                     Understanding Fund
                                                     Performance;
                                                     Investment Policies
                                                     and Practices
          Item 5.   Management of the Fund           Transaction and Fund
                                                     Expenses; Fund,
                                                     Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management
          Item 6.   Capital Stock and Other          Distributions and
                    Securities                       Taxes; Organization
                                                     and Management
          Item 7.   Purchase of Securities Being     Pricing Shares and
                    Offered                          Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements; Meeting
                                                     Requirements for New
                                                     Accounts; Shareholder
                                                     Services





















          PAGE 5
          Item 8.   Redemption or Repurchase         Pricing Shares and
                                                     Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements;
                                                     Exchanging and
                                                     Redeeming Shares;
                                                     Shareholder Services
          Item 9.   Pending Legal Proceedings        +
                                        PART B
          Item 10.  Cover Page                       Cover Page
          Item 11.  Table of Contents                Table of Contents
          Item 12.  General Information and History  +
          Item 13.  Investment Objectives and        Investment Objectives
                    Policies                         and Policies; Risk
                                                     Factors; Investment
                                                     Programs; Portfolio
                                                     Management Practices;
                                                     Investment
                                                     Restrictions;
                                                     Investment Performance
          Item 14.  Management of the Registrant     Management of Funds
          Item 15.  Control Persons and Principal    Principal Holders of
                    Holders of Securities            Securities
          Item 16.  Investment Advisory and Other    Investment Management
                    Services                         Services; Custodian;
                                                     Independent
                                                     Accountants, Legal
                                                     Counsel
          Item 17.  Brokerage Allocation             Portfolio
                                                     Transactions; Code of
                                                     Ethics
          Item 18.  Capital Stock and Other          Dividends and
                    Securities                       Distributions; Capital
                                                     Stock
          Item 19.  Purchase, Redemption and         Redemptions in Kind;
                    Pricing of Securities Being      Pricing of Securities;
                    Offered                          Net Asset Value Per
                                                     Share; Federal and
                                                     State Registration of
                                                     Shares
          Item 20.  Tax Status                       Tax Status
          Item 21.  Underwriters                     Distributor for Funds
          Item 22.  Calculation of Yield Quotations
                    of Money Market Funds            +




















          PAGE 6
          Item 23.  Financial Statements             Incorporated by
                                                     Reference from Annual
                                                     and Semi-Annual
                                                     Reports


                                        PART C
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement
          ___________________________________
          +  Not applicable or negative answer





















































          PAGE 7
          The printed version of this prospectus appears in a dual column format.































































          PAGE 8
          Facts at a Glance
          Investment Goal
          Capital appreciation through investment in foreign companies or, for the Global Stock Fund, investment in a mix of foreign and U.S. companies.
          Strategy
          Global Stock Fund.
          Invests primarily in well-established foreign and U.S. companies. International Stock Fund.
          Invests worldwide primarily in well-established, non-U.S.
          companies.
          International Discovery Fund.
          Invests primarily in rapidly growing small- and medium-sized, non-U.S. companies.
          European Stock Fund.
          Invests primarily in companies domiciled in Europe.
          Japan Fund.
          Invests primarily in Japanese companies.
          New Asia Fund.
          Invests primarily in companies in Asia and the Pacific Basin, excluding Japan.
          Emerging Markets Stock Fund.
          Invests primarily in companies located in less developed "emerging market" countries.
          Latin America Fund.
          Invests primarily in companies located in Latin America.
          Risk/Reward:
          Each fund's share price will fluctuate with changes in market, economic, and foreign currency exchange conditions, as well as with changes in portfolio company prospects. Generally, funds investing in a single country, single or multiple emerging markets, or principally in smaller companies represent higher risk and potential reward than those with greater geographic diversification and an orientation toward established companies and more mature economies and markets.
          Investor Profile
          Those seeking higher appreciation potential over time and greater diversification for their equity investments who can accept the price declines associated with investing in stocks as well as the special risks that accompany international investing.
          Fees and Charges
          100% no load. Redemption fees on three funds: the International Discovery, Latin America, and Emerging Markets Stock Funds impose a 2% redemption fee, payable to the funds, on shares held less than one year. No sales charges; free telephone exchange; no 12b-1 marketing fees.
          Investment Manager


















          PAGE 9
          Rowe Price-Fleming International, Inc. ("Price-Fleming"), was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Ltd. As of December 31, 1995, Price-Fleming managed over $22.2 billion in foreign stocks and bonds through its offices in Baltimore, London, Tokyo, and Hong Kong.
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
          T. Rowe Price
          International Equity Funds
          T. Rowe Price
          International Funds, Inc.
          March 1, 1996
          Prospectus
          Contents
          1
          About the Funds
          Transaction and Fund Expenses
          Financial Highlights
          Fund, Market, and Risk
          Characteristics
          2
          About Your Account
          Pricing Shares and Receiving Sale Proceeds
          Distributions and Taxes
          Transaction Procedures and Special Requirements
          3
          More About the Funds
          Organization and Management
          Understanding Performance Information
          Investment Policies and Practices
          4
          Investing With T. Rowe Price
          Account Requirements and Transaction Information
          Opening a New Account
          Purchasing Additional Shares
          Exchanging and Redeeming
          Shareholder Services
          This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional Information about the funds, dated March 1, 1996 has been filed with the Securities and Exchange Commission and is



















          PAGE 10
          incorporated by reference in this prospectus. To obtain a free copy, call 1-800-638-5660.
          1
          About the Funds
          Transaction and Fund Expenses
          These tables should help you understand the kinds of expenses you will bear directly or indirectly as a fund shareholder.
          The first part of the table, "Shareholder Transaction Expenses," shows that you pay no sales charges. All the money you invest in the fund goes to work for you, subject to the fees explained below. "Annual Fund Expenses" provides an estimate of how much it will cost to operate each fund (other than Global Stock Fund) for each year, based on 1995 fiscal year expenses (and any expense limitations shown in Table 3). These are costs you pay indirectly, because they are deducted from the funds' total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.

          _________________________________________________________________
          Fund Expenses

          Shareholder Transaction Expenses

                          International  International European
                              Stock        Discovery     Stock    Japan
          _________________________________________________________________
          Sales load
          "charge" on
          purchases           None           None        None      None
          _________________________________________________________________
          Sales load
          "charge" on
          reinvested
          dividends           None           None        None      None
          _________________________________________________________________
          Redemption
          fees                None            2%a        None      None
          _________________________________________________________________
          Exchange
          fees                None           None        None      None
          _________________________________________________________________























          PAGE 11
                                                       Emerging
                               New           Latin      Markets   Global
                              Asia          America      Stock    Stock
          _________________________________________________________________
          Sales load
          "charge" on
          purchases           None           None        None      None
          _________________________________________________________________
          Sales load
          "charge" on
          reinvested
          dividends           None           None        None      None
          _________________________________________________________________
          Redemption
          fees                None            2%a         2%a      None
          _________________________________________________________________
          Exchange
          fees                None           None        None      None
          _________________________________________________________________



          Annual Fund Expenses  Percentage of Fiscal 1995 Average Net
                                Assets

                          International  International European
                              Stock        Discovery     Stock    Japan
          _________________________________________________________________
          Management fee      0.69%          1.09%       0.84%    0.84%
          _________________________________________________________________
          Marketing
          fees (12b-1)        None           None        None      None
          _________________________________________________________________
          Total other
          (Shareholder
          servicing,
          custodial,
          auditing, etc.)     0.22%          0.37%       0.36%    0.54%
          _________________________________________________________________
          Total fund
          expenses            0.91%          1.46%       1.20%  1.38%
          _________________________________________________________________

























          PAGE 12
                                                      Emerging
                                                      Markets     Global
                                                       Stock      Stock
                               New         Latin       (after     (after
                              Asia        America   reduction)breduction)c
          _________________________________________________________________
          Management fee      0.84%        1.09%       0.00%b     0.65%c
          _________________________________________________________________
          Distribution
          fee (12b-1)         None         None         None       None
          _________________________________________________________________
          Total other
          (Shareholder
          servicing,
          custodial,
          auditing, etc.)     0.31%        0.73%       1.75%b     0.65%
          _________________________________________________________________
          Total fund
          expenses            1.15%        1.82%       1.75%b   1.30%c
          _________________________________________________________________
          a On shares purchased and held for less than one year (details under "Contingent Redemption Fees" in "Pricing Shares and Receiving Sale Proceeds").

          b Had Price-Fleming not agreed to waive management fees and bear certain expenses in accordance with an expense limitation agreement, the Emerging Markets Stock Fund's management fee, other expenses, and total expense ratio would have been 1.09%, 2.44%, and 3.53%, respectively.

          c Figures based on projected 1996 fiscal year expenses. Had Price-Fleming not agreed to waive management fees and bear certain expenses in accordance with an expense limitation agreement, the Global Stock Fund's management fee and total expense ratios would have been 0.69% and 1.34%, respectively.

             "Note: The fund charges a $5 fee for wire redemptions under $5,000, subject to change without notice; and a small account fee, when applicable (see "Small Account Fee" under "Transaction Procedures and Special Requirements").
          Table 1
          The main types of expenses, which all mutual funds may charge against fund assets, are:






















          PAGE 13
          o
          A management fee:
          the percent of fund assets paid to the fund's investment manager. Each fund's fee comprises both a group fee, 0.34% as of September 30, 1995, and an individual fund fee, as follows: International Stock and Global Stock Funds 0.35%; European Stock, Japan, and New Asia Funds 0.50%; International Discovery, Latin America, and Emerging Markets Stock Funds 0.75%. Because the investment programs of the funds are more costly to implement and maintain, their management fees are higher than those paid by most U.S. investment companies.
          o
             "Other" administrative expenses:
          primarily the servicing of shareholder accounts, such as providing statements, reports, disbursing dividends, as well as custodial services. For the year ended October 31, 1995, the funds paid the fees shown in Table 4 to T. Rowe Price Services, Inc., for transfer and dividend disbursing functions and shareholder services; T. Rowe Price Retirement Plan Services, Inc., for recordkeeping services for certain retirement plans; and to T. Rowe Price for accounting services.
          o
          Marketing or distribution fees:
          an annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T. Rowe Price funds do not levy 12b-1 fees.

          For further details on fund expenses, please see "Organization and Management."
          o
          Hypothetical example:
          Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Your expenses would be:
          The table at right is just an example; actual expenses can be higher or lower than those shown.

          Fund                     1 Year    3 Years   5 Years   10 Years
          International Stock      $ 9       $29       $50       $112
          International Discovery  15        46        80        175
          European Stock           12        38        66        145
          Japan                    14        44        76        166
          New Asia                 12        37        63        140
          Latin America            18        57        99        214
          Emerging Markets Stock   18        55        95        206
          Global Stock             13        41        71        157
          Table 2


















          PAGE 14
          Table 3 sets forth expense ratio limitations and the periods for which they are effective. For each, Price-Fleming has agreed to waive management fees and bear certain expenses which would cause the fund's ratio of expenses to average net assets to exceed the indicated percentage limitations. The expenses borne by Price-Fleming are subject to reimbursement by the fund through the indicated reimbursement date, but no reimbursement will be made if it would result in the fund's expense ratio exceeding its specific limit.
          _________________________________________________________________
             Expense Ratio Limitations

                              Limitation    Expense Ratio  Reimbursement
                                Period       Limitation        Date
          _________________________________________________________________
          Emerging Markets
          Stock             March 30, 1995-     1.75%    October 31, 1998
                           October 31, 1996
          _________________________________________________________________
          Global Stock    December 28, 1995-    1.30%    October 31, 1999
                         October 31, 1997
          _________________________________________________________________
          Table 3
          Service Fees Paid
                              Transfer       Subaccounting     Accounting
                              Agent          Services
          International Stock"$5,148,000     "$2,340,000"      "$130,000 "
          International
           Discovery          "691,000"      "3,000"           "125,000"
          European Stock      "713,000"      "21,000"          "100,000 "
          Japan                "346,000"     "4,000"           "100,000"
          New Asia            "3,130,000"    "126,000"         "110,000"
          Latin America       "628,000"      "8,000"           "108,000"
          Emerging Markets
           Stocka             "27,000"       "-0-"             "58,000

          a    Fees listed are for the period beginning March 31, 1995
          through October 31, 1995.
          Note:     "Global Stock Fund commenced operations on December 29,
          1995, and is expected to pay transfer agent fees of approximately $30,000 to T. Rowe Price Services, Inc. for the fiscal period ending October 31, 1996, and fees for recordkeeping services for retirement plans and accounting services of approximately $0 and $83,334, respectively, the same period to T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price, respectively."
          Table 2


















          PAGE 15
          Financial Highlights
          The following table provides information about each fund's financial history. It is based on a single share outstanding throughout each fiscal year. The respective table is part of each fund's financial statements which are included in each fund's annual report, and are incorporated by reference into the Statement of Additional Information. This document is available to shareholders upon request. The financial statements in the annual report have been audited by the funds' independent accountants whose respective unqualified reports cover the periods shown.

               Investment Activities    Distributions

                                    Net Real-
                                    ized and
                     Net             Unreal-   Total
                    Asset     Net   ized Gain  from
                   Value,   Invest-  (Loss)   Invest-  Net    Net
                   Begin-    ment      on      ment  Invest- Real-  Total
          Period   ning of  Income   Invest-  Activi- ment   lized Distri-
          Ended    Period   (Loss)    ments    ties  Income  Gain  butions
          _________________________________________________________________
             Stocka
          1986      $9.04   $0.11      5.23    $5.34 $(0.11)$(1.38)$(1.49)
          1987      12.89    0.12      0.74    0.86  (0.23)  (4.98)(5.21)
          1988       8.54    0.16      1.36    1.52  (0.16)  (0.93)(1.09)
          1989       8.97    0.16      1.94    2.10  (0.16)  (0.67)(0.83)
          1990      10.24    0.22     (1.13)  (0.91) (0.16)  (0.36)(0.52)
          1991       8.81    0.15      1.22    1.37  (0.15) (0.49) (0.64)
          1992       9.54    0.14    (0.47)   (0.33) (0.16) (0.16) (0.32)
          1993n      8.89    0.10     2.75     2.85    --     --      --
          1994      11.74    0.09     1.30     1.39  (0.09) (0.20) (0.29)
          1995      12.84    0.18    (0.19)   (0.01) (0.12) (0.62) (0.74)
          _________________________________________________________________






























          PAGE 16
                End of Period

                                                            Ratio
                                                             of
                                                   Ratio     Net
                                                    of     Invest-
                     Net      Total              Expenses   ment    Port-
                    Asset    Return                 to     Income   folio
                   Value,   (Includes     Net     Average to Aver-  Turn-
          Period   End of  Reinvested  Assets ($    Net    age Net  over
          Ended    Period  Dividends) Thousands)  Assets   Assets   Rate
          _________________________________________________________________
             Stocka
          1986     $12.89    61.3%      $790,020   1.10%    0.89%   56.4%
          1987       8.54     8.0%       642,463   1.14%    0.93%   76.5%
          1988       8.97    17.9%       630,114   1.16%    1.78%   42.4%
          1989      10.24    23.7%       970,214   1.10%    1.63%   47.8%
          1990       8.81    (8.9%)    1,030,848   1.09%    2.16%   47.1%
          1991       9.54    15.9%     1,476,309   1.10%    1.51%   45.0%
          1992       8.89    (3.5%)    1,949,631   1.05%    1.49%   37.8%
          1993n     11.74    32.1%     3,746,055   1.01%m   1.52%m  29.8%m
          1994      12.84    12.0%     6,205,713   0.96%    1.11%   22.9%
          1995      12.09     0.4%     6,385,905   0.91%q   1.56%   17.8%
          _________________________________________________________________

               Investment Activities    Distributions

                                    Net Real-
                                    ized and
                     Net             Unreal-   Total
                    Asset     Net   ized Gain  from
                   Value,   Invest-  (Loss)   Invest-  Net    Net
                   Begin-    ment      on      ment  Invest- Real-  Total
          Period   ning of  Income   Invest-  Activi- ment   lized Distri-
          Ended    Period   (Loss)    ments    ties  Income  Gain  butions
          _________________________________________________________________
          Discovery
          1989b    $10.00  $0.14c   $ 4.03   $4.17  $(0.13)  $(0.10)$(0.23)
          1990      13.94   0.14c    (1.91)  (1.77)  (0.15)   (0.27) (0.42)
          1991      11.75   0.13c     1.24    1.37   (0.13)      --  (0.13)
          1992      12.99   0.13c    (1.31)  (1.18)  (0.13)      --  (0.13)
          1993n     11.68   0.07c     4.41    4.48       --      --     --
          1994      16.16   0.04      1.52    1.56   (0.07)   (0.02) (0.09)
          1995      17.63   0.10     (2.38)  (2.28)  (0.06)   (0.87) (0.93)
          _________________________________________________________________




















          PAGE 17
              End of Period

                                                              Ratio
                                                               of
                                                     Ratio     Net
                                                       of    Invest-
                 Redemp-   Net     Total            Expenses  ment  Port-
                tion Fees Asset    Return              to    Income folio
                 Added to Value, (Includes    Net   Average to Aver-Turn-
          Period Paid-in- End of ReinvestedAssets ($  Net    age Netover
          Ended  Capital  Period Dividends)Thousands)Assets  Assets Rate
          _________________________________________________________________
          Discovery
          1989b     --    $13.94   41.8%c  $ 61,166  1.50%cm 0.76%cm38.3%m
          1990      --     11.75  (12.8%)c  136,660  1.50%c  1.10%c 44.0%
          1991      --     12.99   11.7%c   166,819  1.50%c  1.03%c 56.3%
          1992      --     11.68   (9.1%)c  166,362  1.50%c  1.07%c 38.0%
          1993n     --     16.16   38.4%c   329,001  1.50%cm 0.81%cm71.8%m
          1994      --     17.63    9.7%    503,442  1.50%   0.38%  57.4%
          1995    $0.01    14.43  (13.1)%   325,374  1.50%q  0.55%  43.5%
          _________________________________________________________________

               Investment Activities    Distributions

                                    Net Real-
                                    ized and
                     Net             Unreal-   Total
                    Asset     Net   ized Gain  from
                   Value,   Invest-  (Loss)   Invest-  Net    Net
                   Begin-    ment      on      ment  Invest- Real-  Total
          Period   ning of  Income   Invest-  Activi- ment   lized Distri-
          Ended    Period   (Loss)    ments    ties  Income  Gain  butions
          _________________________________________________________________
          European Stock
          1990d  $10.00    $0.24e   $(0.56)  $(0.32) $(0.20)   --  $(0.20)
          1991     9.48     0.10      0.59     0.69   (0.08)   --   (0.08)
          1992    10.09     0.14     (0.70)   (0.56)  (0.17)   --   (0.17)
          1993n    9.36     0.12      1.89     2.01      --    --      --
          1994    11.37     0.14      1.26     1.40   (0.04) $(0.01)(0.05)
          1995    12.72     0.20      1.60     1.80   (0.12)  (0.05)(0.17)
          _________________________________________________________________
























          PAGE 18
                 End of Period

                                                             Ratio
                                                              of
                                                    Ratio     Net
                                                     of     Invest-
                      Net      Total              Expenses   ment   Port-
                     Asset    Return                 to     Income  folio
                    Value,   (Includes     Net     Average to Aver- Turn-
          Period    End of  Reinvested  Assets ($    Net    age Net over
          Ended     Period  Dividends)  Thousands) Assets   Assets  Rate
          _________________________________________________________________
          European Stock
          1990d     $9.48    (3.2%)e    $ 99,447   1.75%em  2.30%em 34.9%m
          1991      10.09     7.3%       103,977   1.71%    1.04%   57.7%
          1992       9.36    (5.6%)      173,798   1.48%    1.23%   52.0%
          1993n     11.37    21.5%       265,784   1.35%m   1.79%m  21.3%m
          1994      12.72    12.4%       337,498   1.25%    1.19%   24.5%
          1995      14.35    14.4%       490,573   1.20%    1.75%   17.2%
          _________________________________________________________________

               Investment Activities    Distributions

                                    Net Real-
                                    ized and
                      Net            Unreal-   Total
                     Asset     Net  ized Gain  from
                    Value,   Invest- (Loss)   Invest-  Net    Net
                    Begin-    ment     on      ment  Invest- Real-  Total
          Period    ning of  Income  Invest-  Activi- ment   lized Distri-
          Ended     Period   (Loss)   ments    ties  Income  Gain  butions
          _________________________________________________________________
          Japan
          1992f    $10.00   $(0.01)g  $(1.35) $(1.36)   --     --     --
          1993n      8.64    (0.05)g    2.99    2.94    --     --     --
          1994      11.58    (0.06)g    0.97    0.91    -- $(0.85) $(0.85)
          1995      11.64    (0.04)    (1.40)  (1.44)$(0.04)(0.81)  (0.81)
          _________________________________________________________________



























          PAGE 19
                 End of Period

                                                             Ratio
                                                              of
                                                    Ratio     Net
                                                     of     Invest-
                      Net      Total              Expenses   ment   Port-
                     Asset    Return                 to     Income  folio
                    Value,   (Includes     Net     Average to Aver- Turn-
          Period    End of  Reinvested  Assets ($    Net    age Net over
          Ended     Period  Dividends)  Thousands) Assets   Assets  Rate
          _________________________________________________________________
          Japan
          1992f     $ 8.64   (13.4%)g   $ 45,792   1.50%g  (0.22)%g  41.6%
          1993n      11.58    33.7%g      87,163   1.50%gm (0.58)%gm 61.4%m
          1994       11.64     9.3%g     203,303   1.50%g  (0.68)%g  61.5%
          1995        9.39   (12.9)%     181,383   1.50%   (0.48)%   62.4%
          _________________________________________________________________

               Investment Activities    Distributions

                                    Net Real-
                                    ized and
                      Net            Unreal-   Total
                     Asset     Net  ized Gain  from
                    Value,   Invest- (Loss)   Invest-  Net    Net
                    Begin-    ment     on      ment  Invest- Real-  Total
          Period    ning of  Income  Invest-  Activi- ment   lized Distri-
          Ended     Period   (Loss)   ments    ties  Income  Gain  butions
          _________________________________________________________________
          New Asiaj
          1990h     $5.00    $0.04i   $0.04   $0.08 $(0.04)     --  $(0.04)
          1991       5.04     0.10i    0.87    0.97  (0.10)     --   (0.10)
          1992       5.91     0.10     0.56    0.66  (0.10) $(0.13)  (0.23)
          1993n      6.34     0.03     3.51    3.54      --     --     --
          1994       9.88     0.06     0.36    0.42  (0.04)  (0.19)  (0.23)
          1995      10.07     0.08    (1.07)  (0.99) (0.07)  (0.89)  (0.96)
          _________________________________________________________________



























          PAGE 20
                 End of Period

                                                             Ratio
                                                              of
                                                    Ratio     Net
                                                     of     Invest-
                      Net      Total              Expenses   ment   Port-
                     Asset    Return                 to     Income  folio
                    Value,   (Includes     Net     Average to Aver- Turn-
          Period    End of  Reinvested  Assets ($    Net    age Net over
          Ended     Period  Dividends)  Thousands) Assets   Assets  Rate
          _________________________________________________________________
          New Asiaj
          1990h     $5.04      1.6%i   $   10,986  1.75%im  2.10%im  3.2%m
          1991       5.91     19.3%i      102,922  1.75%i   1.75%i  49.0%
          1992       6.34     11.2%       314,504  1.51%    1.64%   36.3%
          1993n      9.88     55.8%     1,650,450  1.29%m   1.02%m  40.4%m
          1994      10.07      4.1%     2,302,841  1.22%    0.85%   63.2%
          1995       8.12     (9.7)%    1,908,893  1.15%    0.97%   63.7%
          _________________________________________________________________

               Investment Activities    Distributions

                                 Net Real-
                                  ized and
                    Net           Unreal-   Total
                   Asset    Net  ized Gain   from   Redemp-
                   Value, Invest-  (Loss)  Invest- tion Fees  Net    Net
                   Begin-   ment     on      ment  Added to Invest- Real-
          Period  ning of  Income Invest-  Activi- Paid-in-  ment   lized
          Ended    Period  (Loss)  ments     ties   Capital Income  Gain
          _________________________________________________________________
          Latin America
          1994k    $10.00  $(0.03) $ 0.29l  $ 0.26   $0.06    --     --
          1995      10.32    0.05   (3.92)   (3.87)   0.04    --     --
          _________________________________________________________________





























          PAGE 21
             End of Period

                                                             Ratio
                                                              of
                                                     Ratio    Net
                                                      of    Invest-
                          Net     Total            Expenses  ment   Port-
                         Asset   Return               to    Income  folio
                 Total  Value,  (Includes    Net    Averageto Aver- Turn-
          PeriodDistri- End of Reinvested Assets ($   Net   age Net over
          Ended butions Period Dividends)Thousands) Assets  Assets  Rate
          _________________________________________________________________
          Latin America
          1994k   --    $10.32   3.2%    $198,435    1.99%m (0.35)%m 12.2%m
          1995    --      6.49 (37.1)%    148,600    1.82%   0.76%   18.9%
          _________________________________________________________________

               Investment Activities    Distributions

                                 Net Real-
                                  ized and
                    Net           Unreal-   Total
                   Asset    Net  ized Gain   from   Redemp-
                   Value, Invest-  (Loss)  Invest- tion Fees  Net    Net
                   Begin-   ment     on      ment  Added to Invest- Real-
          Period  ning of  Income Invest-  Activi- Paid-in-  ment   lized
          Ended    Period  (Loss)  ments     ties   Capital Income  Gain
          _________________________________________________________________
          Emerging Markets Stock
          1995o    $10.00   $0.02p  $0.44r   $0.46   $0.02    --     --
          _________________________________________________________________

             End of Period

                                                             Ratio
                                                              of
                                                     Ratio    Net
                                                      of    Invest-
                          Net     Total            Expenses  ment   Port-
                         Asset   Return               to    Income  folio
                 Total  Value,  (Includes    Net    Averageto Aver- Turn-
          PeriodDistri- End of Reinvested Assets ($   Net   age Net over
          Ended butions Period Dividends)Thousands) Assets  Assets  Rate
          _________________________________________________________________
          Emerging Markets Stock
          1995o   --    $10.48   4.8%p    $14,399    1.75%mp 0.54%mp 28.8%m
          _________________________________________________________________


















          PAGE 22
          a    All per-share figures reflect the 2-for-1 stock split
               effective August 31, 1987.
          b    For the period December 30, 1988 (commencement of
               operations) to December 31, 1989.
          c    Excludes expenses in excess of a 1.50% voluntary expense
               limitation in effect through December 31, 1993.
          d    For the period February 28, 1990 (commencement of
               operations) to December 31, 1990.
          e    Excludes expenses in excess of a 1.75% voluntary expense
               limitation in effect through December 31, 1991.
          f    For the period December 30, 1991 (commencement of
               operations) to December 31, 1992.
          g    Excludes expenses in excess of a 1.50% voluntary expense
               limitation in effect through October 31, 1995.
          h    For the period September 28, 1990 (commencement of
               operations) to December 31, 1990.
          i    Excludes expenses in excess of a 1.75% voluntary expense
               limitation in effect through December 31, 1992.
          j    All per share figures reflect the 2-for-1 stock split
               effective May 27, 1994.
          k    For the period December 29, 1993 (commencement of
               operations) to October 31, 1994.
          l    The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is
               inconsistent with the fund's aggregate gains and losses
               because of the timing of sales and redemptions of fund
               shares in relation to fluctuating market values for the
               investment portfolio.
          m    Annualized.
          n    For the ten months ended October 31, 1993.  Fiscal year-end changed from December 31 to October 31.
          o    For the period March 31, 1995 (commencement of operations)
               to October 31, 1995.
          p    Excludes expenses in excess of a 1.75% voluntary expense
               limitation in effect through October 31, 1996.
          q    Beginning in fiscal 1995, includes expenses paid indirectly.
          r    The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is
               inconsistent with the fund's aggregate gains and losses
               because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the
               investment portfolio.
          _________________________________________________________________
          Table 5



















          PAGE 23
          Fund, Market, and Risk Characteristics: What to Expect
          To help you decide whether an international or global equity fund is appropriate for you, this section takes a closer look at their investment objectives and approach.
          Why invest in an international fund?
          There are three main reasons:
          o
          Expanded investment opportunities. More than half of the world's total stock market capitalization and two-thirds of global GNP consists of non-U.S. stocks and companies.
          o
          The potential for higher long-term returns. For example, foreign stocks represented by the Morgan Stanley EAFE Index (Europe, Australia, Far East) outperformed U.S. stocks measured by the S&P 500 Stock Index in all but two rolling 10-year periods from 1981 through 1995. Of course, during this time there were shorter periods when U.S. stocks outperformed.
          o
             Potentially reduced overall volatility for an all U.S. stock portfolio. Since foreign stock markets tend to move independently of the U.S. market and each other, spreading investments across a number of markets can help smooth out fluctuations in the returns of your total equity holdings.
          Why invest in a global fund?
          While essentially providing the three benefits noted above, global funds generally offer a more conservative way to participate in international equity markets. By investing a portion of assets in U.S. stocks, which often move counter to foreign stocks and are not subject to currency risk, global funds temper the greater volatility that tends to be associated with a fund investing exclusively in foreign equity securities.
          What are the funds' objectives and investment programs?
          Global Stock Fund.
          The fund's objective is long-term growth of capital through investments primarily in common stocks of established companies throughout the world, including the U.S. The fund will diversify broadly by investing in a variety of industries in developed, newly industrialized, and emerging markets. Normally, the fund will invest in at least five countries, one of which will be the U.S. While the fund can purchase stocks without regard to a company's market capitalization, investments will generally be concentrated in established large and, to a lesser extent, medium-sized companies. The percentage of the fund's assets invested in U.S. and foreign stocks will vary over time in accordance with the managers outlook.




















          PAGE 24
          International Stock Fund.
          The fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among countries throughout the world--developed, newly industrialized, and emerging.
          International Discovery Fund.
          Depending on conditions, the International Discovery Fund's portfolio should be comprised of at least 10 countries and 100 different companies.
          This fund's objective is long-term growth of capital through investments primarily in common stocks of rapidly growing, small- to medium-sized non-U.S. companies. Such companies may be found in both developed and emerging markets. Traditionally, they are more dynamic and offer greater growth potential than larger companies, but they are often overlooked or undervalued by investors. Smaller companies are generally riskier than their larger counterparts because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings.
          European Stock Fund.
          The fund's objective is long-term growth of capital through investments primarily in common stocks of both large and small European companies. Current income is a secondary objective. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and the potential growth of the emerging economies of Eastern Europe. Normally, at least five countries will be represented in the portfolio, and investments may be made in any of the countries listed below, as well as others as their markets develop.
          Primary Emphasis:
          France         Spain
          Germany        Sweden
          Holland        Switzerland
          Italy          United Kingdom
             Others:
          Austria       Luxembourg        Hungary
          Belgium       Norway            Poland
          Denmark       Portugal          Slovakia
          Finland       Czech Republic    Turkey
          Ireland       Greece            Russia
          Israel
          Japan Fund.
          Japanese stocks represent approximately one-quarter of the world's stock market capitalization.



















          PAGE 25
          This fund's objective is long-term growth of capital through investments in common stocks of large and small companies domiciled or with primary operations in Japan. Assets will normally be invested across a wide range of industries and companies (both small and large). While a single-country fund may normally be considered more risky than a multi-country fund, Japan has a highly developed and diverse economy which accounts for approximately 17% of the world's output.

          Investors should be aware that the U.S. dollar has fallen in value against the Japanese yen for many years, increasing returns on Japanese investments for U.S. investors. There is no assurance this currency trend will continue, and its reversal would adversely affect the fund's total return.
          Note:
          For special pricing and transaction information about the Japan Fund, please see "Pricing Shares and Receiving Sale Proceeds." New Asia Fund.
          Investors should keep in mind that recent growth rates among Southeast Asian economies and fund returns may not be sustainable.
          The fund's objective is long-term growth of capital through investment in large and small companies domiciled or with primary operations in Asia, excluding Japan. The fund may also invest in Pacific Rim countries such as Australia and New Zealand.

             Countries in which the fund may invest include those listed in the following paragraph as well as others in the region, such as China and Pakistan, as their markets become more accessible. Investments will represent a minimum of five countries.

               Australia         Indonesia          Philippines    Taiwan
               Hong Kong         Malaysia           Singapore      Thailand
               India             New Zealand        South Korea

          Economic growth among the Southeast Asia economies has outstripped that in both Europe and Japan in recent years, and the region's rising prosperity has been reflected in generally strong investment returns.
             Emerging Markets Stock Fund.
          The fund's objective is long-term growth of capital through investment primarily in common stocks of large and small companies domiciled, or with primary operations, in emerging markets. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), International Finance Corporation, or the United Nations. The fund's


















          PAGE 26
          investments are expected to be diversified geographically across emerging markets in Latin America, Asia, Europe, Africa and Mid East.

          Countries in which the fund may invest are listed below and others will be added as opportunities develop:

           Asia:      Latin America:    Europe:               Africa and
                                                            the Middle
                                                            East:

          China       Argentina        Portugal              South Africa
          Indonesia   Brazil           Hungary               Nigeria
          Korea       Chile            Turkey                Zimbabwe
          Malaysia    Colombia         Poland                Botswana
          Thailand    Mexico           Russia                Jordan
          India       Venezuela        Czech Republic        Tunisia
          Philippines Peru             Slovakia              Morocco
          Taiwan      Belize           Greece                Egypt
          Hong Kong                    Baltic States         Israel
          Singapore                    Austria
          Sri Lanka
          Pakistan
          Mauritius

             This fund is intended for investors with long-term investment horizons who are looking for an aggressive approach to international investing. Many emerging countries are experiencing substantial economic and political restructurings, and their developing financial markets offer the potential for significant capital appreciation. Many of these countries are moving from one-party rule to a multi-party democracy; from agrarian to industrialized economies; and from nationalized to free market, privatized industries. These transactions are proceeding smoothly in some markets but not in others. There is no guarantee favorable trends will continue. Companies in emerging markets that successfully navigate these changes offer investors the prospect for earnings growth far more rapid than that typically generated by companies in more mature, developed markets. Investors in this fund, however, should be comfortable with the risks of international investing and be prepared for substantial share price volatility.
          Latin America Fund.
          The Latin America Fund is registered as "non-diversified." This means it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.


















          PAGE 27
          The fund's objective is long-term growth of capital through investment primarily in common stocks of companies domiciled, or with primary operations, in Latin America. Initially the fund will focus on Mexico, Brazil, Chile, Argentina, Venezuela, and Colombia, and the portfolio is normally expected to invest in at least four countries. Other countries will be added as opportunities arise and conditions permit.

          The fund expects to make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin America countries. These utilities play a critical role in a country's economic development, but their stocks could be adversely affected if trends favoring development were to be reversed.

          The Latin American countries in general have less developed economies than other regions in which Price-Fleming invests and may continue to be subject to the effects of unpredictable political and economic conditions. A number of countries have legacies of political instability, hyperinflation, and currency devaluations versus the dollar (which would adversely affect returns to U.S. investors).
          What securities can the funds invest in other than common stocks?
             Each of the funds expects to invest substantially all of its assets in common stocks. However, the funds may also invest in a variety of other equity-related securities, such as preferred stocks, warrants and convertible securities, as well as corporate and governmental debt securities, when considered consistent with the funds' investment objectives and program. The funds may also engage in a variety of investment management practices, such as buying and selling futures and options. Under normal market conditions, the funds' investments in securities other than common stocks are limited to no more than 35% of total assets. However, for temporary defensive purposes, the funds may invest all or a significant portion of their assets in U.S. government and corporate debt obligations. The funds, (other than Global Stock Fund), will not purchase any debt security which at the time of purchase is rated below-investment-grade. The Global Stock Fund can invest up to 5% of its assets in below investment grade debt securities. This would not prevent a fund from retaining a security downgraded to below investment grade after purchase.
          What are the major risks associated with international and global investing and these funds?
             Stock prices of foreign and U.S. companies are subject to many of the same influences, such as general economic conditions,



















          PAGE 28
          company and industry earnings prospects, and investor psychology. However, investing in foreign securities also involves additional risks which can increase the potential for the losses in the funds. These risks can be significantly magnified for investments in emerging markets. Global investing seeks to temper the risks of pure international investing by placing a portion of assets in U.S. securities, which are not directly subject to currency risk.
          Exchange rate movements can be large and can last for extended periods.
          o
          Currency fluctuations.
          Transactions in foreign securities are conducted in local currencies, so dollars must often be exchanged for another currency when a stock is bought or sold or a dividend is paid. Likewise, share price quotations and total return information reflect conversion into dollars. Fluctuations in foreign exchange rates can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, if a French stock rose 10% in price during a year, but the U.S. dollar gained 5% against the french franc during that time, the U.S. investor's return would be reduced to 5%. This is because the franc would "buy" fewer dollars at the end of the year than at the beginning, or, conversely, a dollar would buy more francs.
          o
          Costs.
          It is more expensive for U.S. investors to trade in foreign markets than in the U.S. Mutual funds offer a very efficient way for individuals to invest abroad, but the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.
          o
          Political and economic factors.
          While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.
          The economies, markets, and political structures of a number of the countries in which each fund can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is especially true for emerging markets such as those found in Latin America, China, and certain Asian countries, Eastern Europe, and Africa. However, even investment in countries with highly developed economies is subject to risk.



















          PAGE 29
          For example, the Japanese stock market historically has experienced wide swings in value.

             Some economies are less well developed (for example, Latin America, Eastern Europe, African and certain Asian countries), overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures (for example, Japan, Southeast Asia, Latin America, Eastern Europe, and Africa). This makes investment in such markets significantly riskier than in other countries. Some countries, particularly in Latin America and Africa, are grappling with severe inflation and high levels of national debt. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as Eastern Europe, China, and Africa, should be regarded as speculative.

          Certain countries have histories of instability and upheaval (for example, Latin America and Africa) with respect to their internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Such actions, for example, nationalizing a company or industry, expropriating assets, or imposing punitive taxes, could have a severe effect on security prices and impair a fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries. Governments in many emerging market countries participate to some degree in their economies and securities markets.
          o
          Legal, regulatory, and operational.
          For more details on potential risks of foreign investments, please see "Investment Policies and Practices."
          Certain countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., do not honor legal rights enjoyed in the U.S., and have settlement practices, such as delays, which could subject the fund to risks of loss not customary in the U.S. In addition, securities markets in these countries have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.
          o
          Pricing.
          Portfolio securities may be listed on foreign exchanges that are open on days (such as Saturdays) when the funds do not compute their prices. As a result, the fund's net asset value may be significantly affected by trading on days when shareholders


















          PAGE 30
          cannot make transactions. (For specific information on the Tokyo Stock Exchange, please see "Pricing Shares and Receiving Sale Proceeds.")
          What can I expect in terms of price volatility?
          Each fund's share price will fluctuate. When you sell your shares, you may lose money.
          Like U.S. stock investments, common stocks of foreign companies offer investors a way to build capital over time. Nevertheless, the long-term rise of foreign stock prices as a group has been punctuated by periodic declines. Share prices of even the best managed, most profitable corporations, whether U.S. or foreign, are subject to market risk, which means they can fluctuate widely.

          In less well developed stock markets, such as those in Latin America, Eastern Europe, Africa, and certain Asian countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices.
          How does the portfolio manager try to reduce risk?
          The principal tools are intensive research and diversification; currency hedging techniques are used from time to time.
          o
          In addition to conducting on-site research in portfolio countries and companies, Price-Fleming has close ties with investment analysts based throughout the world.
          o
             Diversification significantly reduces but does not eliminate risk. The impact on a fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced in the multi-country funds because investments are spread among many countries.

          Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.
          o
          While currency translation does affect the shorter-run returns provided by foreign stocks, its influence on longer-term results generally has been outweighed by price trends on local stock exchanges.
          As a result, under normal conditions, the funds do not engage in extensive hedging programs. However, when foreign exchange rates


















          PAGE 31
          are expected to be unfavorable for U.S. investors, fund managers can hedge the risk through use of currency forwards and options. In a general sense, these tools allow a manager to exchange currencies in the future at a rate specified in the present. (For more details, please see "Foreign Currency Transactions" under "Investment Policies and Practices.") If the manager's forecast is wrong, the hedge may cause a loss. Also, it may be difficult or not practical to hedge currency risk in many emerging countries.
          What are some of the opportunities represented by major overseas markets?
          o
          Europe:
          Market deregulation, privatization, and lower trade barriers have expanded the range of investment opportunities. The emergence of capitalist economics in Eastern Europe could, over the long term, open previously inaccessible markets and also provide a lower-cost, skilled labor pool, which may further stimulate European economies.
          o
          Asia:
          No longer solely dependent on the Japanese "engine" for growth, the newly industrialized countries of the Pacific Rim are powered by worldwide exports and, increasingly, by strong inter-regional demand. In addition, China's move toward a more capitalistic economy has positive implications for the entire region's future. o
          Japan:
             Although its growth rate has slowed, the longer-term outlook for Japan's economy is positive. In addition to its productive labor force, technological expertise, and commitment to capital investment, Japan's shift to a more domestic-oriented economy could promote future growth and create new investment opportunities.
          o
          Latin America:
          After years of stagnation, some countries here are experiencing rising growth rates that reflect lower trade barriers, privatization of industry, progress on reducing inflation, and restructuring of national debt burdens.
          o
          Emerging markets:
          A number of countries in Latin America, Eastern Europe, Asia, and Africa are emerging from economic periods of stagnation and offer the potential for growth exceeding that of the United States and other developed countries. The emerging market countries



















          PAGE 32
          initiating market-based economic reforms could benefit from significant amounts of capital inflows.
          How can I decide which fund is most appropriate for me?
          The fund or funds you select should not be relied upon as a complete investment program, nor be used for short-term trading purposes.
          First, be sure that your investment objective is the same as the funds': capital appreciation over time. If you will need the money you plan to invest in the near future, the fund is not suitable.
          Second, your decision should take into account whether you have any other foreign stock investments. If not, you may wish to invest in the most diversified funds to gain the broadest exposure to opportunities overseas. If you are supplementing existing holdings, you may wish to narrow your focus to a region or country-specific fund.
          Third, consider your risk tolerance and the risk profile of the various funds.
          _________________________________________________________________
          International Funds Comparison Chart

          Fund             Geographic          Type of         Risk Profile
                           Emphasis            Company         (Relative to
                                                               Each Other)
          _________________________________________________________________
          Global Stock     Worldwide           Large,          Most
                           (including U.S.)    well            Conservative
                                               established
          _________________________________________________________________
          International    Worldwide           Large,          Relatively
          Stock            (excluding U.S.)    well            Conservative
                                               established
          _________________________________________________________________
          International    Worldwide           Small to        Aggressive
          Discovery        (excluding U.S.)    medium-sized
          _________________________________________________________________
          European Stock   Europe (including   All sizes       Moderate
                           Eastern Europe)
          _________________________________________________________________
          New Asia         Far East and        All sizes       Aggressive
                           Pacific Basin
                           (excluding Japan)
          _________________________________________________________________
          Japan            Japan               All sizes       Moderate
          _________________________________________________________________




















          PAGE 33
          Emerging Markets Currently           All sizes       Very
          Stock            Latin America,                      Aggressive
                           the Far East,
                           Europe, Africa,
                           and the Middle
                           East
          _________________________________________________________________
          Latin America    Currently Mexico,   All sizes       Very
                           Brazil, Chile,                      Aggressive
                           Argentina,
                           Venezuela,
                           Colombia
          _________________________________________________________________
          Table 6
          Is there other information I need to review before making a decision?
          Be sure to review the "Investment Policies and Practices" section, which discusses the following: Types of Portfolio Securities (common and preferred stocks, convertible securities and warrants, fixed income securities, hybrid instruments, passive foreign investment companies, and private placements); and Types of Management Practices (cash position, borrowing money and transferring assets, foreign currency transactions, futures and options, lending of portfolio securities, and portfolio turnover).
          2
          About Your Account
          Pricing Shares and Receiving Sale Proceeds
          Here are some procedures you should know when investing in a T. Rowe Price international fund.
          How and when shares are priced
          The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.
          The share price (also called "net asset value" or NAV per share) for each fund, except the Japan Fund, is calculated at 4 p.m. ET each day the New York Stock Exchange is open for business. The share price for the Japan Fund is calculated at 4 p.m. ET each day the New York Stock Exchange and the Tokyo Stock Exchange are both open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.





















          PAGE 34
          The calculation of each fund's net asset value normally will not take place contemporaneously with the determination of the value of the fund's portfolio securities. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time each fund's net asset value is calculated will not be reflected in the fund's net asset value unless Price-Fleming, under the supervision of the fund's Board of Directors, determines that the particular event should be taken into account in computing the fund's net asset value.
          When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.
          How your purchase, sale, or exchange price is determined
          If we receive your request in correct form before 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV. We cannot accept orders that request a particular day or price for your transaction or any other special conditions.
          Note:
          The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.
          Japan Fund: Pricing and Transactions.
          The fund will not process orders on any other day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be priced on the next day the fund computes its net asset value. As such, you may experience a delay in purchasing or redeeming fund shares.
          Exchanges.
          If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

          The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 1996--January 1, 2, 3, 15; February 12; March 20; April 29; May 3, 6; September 16, 23; October 10; November 4; and December 23, 31. In 1997--January 1, 2, 3, 15; February 11; March 20; April 29; May 5; July 21; September 15, 23; October 10; November 24; and December 23. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


















          PAGE 35

          How you can receive the proceeds from a sale
             If for some reason we cannot accept your request to sell shares, we will contact you.
          If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail, or to your bank account by ACH transfer or bank wire. Proceeds sent by ACH transfer should be credited the second day after the sale. ACH (Automated Clearing House) is an automated method of initiating payments from and receiving payments in your financial institution account. ACH is a payment system supported by over 20,000 banks, savings banks, and credit unions, which electronically exchange the transactions primarily through the Federal Reserve Banks. Proceeds sent by bank wire should be credited to your account the next business day.
          Exception:
          o
          Under applicable tax law, the funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid by the funds are classified as capital gains or ordinary income.
          Contingent Redemption Fees (Latin America, International Discovery, and Emerging Markets Stock Funds).
             The funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, these funds each assess a 2% fee on redemptions (including exchanges) of fund shares held for less than one year.
          Redemption fees will be paid to the fund to help offset transaction costs. The fund will use the "first-in, first-out"
          (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than one year, the fee will be assessed.
             In determining "one year" the funds will use the anniversary date of a transaction. Thus, shares purchased on March 1, 1996, for example, will be subject to the fee if they are redeemed



















          PAGE 36
          prior to March 1, 1997. If they are redeemed on or after March 1, 1997, they will not be subject to the fee.
          The fee does not apply to any shares purchased through reinvestment of dividends or to shares held in retirement plans such as 401(k), 403(b), 457, Keogh, SEP-IRA, profit sharing, and money purchase pension accounts. The fee does apply to shares held in IRA accounts and to shares purchased through automatic investment plans (described under "Shareholder Services").
          Useful Information on Distributions and Taxes
          Dividends and Other Distributions
          All net investment income and realized capital gains are distributed to shareholders.
          Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

          Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, a fund reserves the right to reinvest your distribution check in your account at the then current NAV and to reinvest all subsequent distributions in shares of the fund.
          Income dividends
          o
          The funds declare and pay dividends (if any) annually.
          o
          The dividends of each fund (other than Global Stock Fund) will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations. The dividends of the Global Stock Fund will be eligible for the 70% deduction for dividends received by corporations only to the extent the fund's income consists of dividends paid by U.S. corporations.
          Capital gains
          o
          A capital gain or loss is the difference between the purchase and sale price of a security.
          o
          If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.




















          PAGE 37
          Tax Information
          You will be sent timely information for your tax filing needs. You need to be aware of the possible tax consequences when:
          o
          A fund makes a distribution to your account, or o
          You sell fund shares, including an exchange from one fund to another.
          Taxes on fund redemptions.
          When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.
          In January, you will be sent Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For accounts opened new or by exchange in 1983 or later we will provide you the gain or loss of the shares you sold during the year, based on the "average cost" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

             To help you maintain accurate records, we send you a confirmation immediately following each transaction (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.
          Taxes on fund distributions.
          Capital gain distributions are taxable whether reinvested in additional shares or received in cash.
          The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.
          In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by the funds are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of the year and paid in January are taxed as though they were paid by December 31. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

          Short-term capital gains are taxable as ordinary income and long-term gains are taxable at the applicable long-term gain rate. The gain is long- or short-term depending on how long the fund held


















          PAGE 38
          the securities, not how long you held shares in the fund. If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any long-term capital gain distribution received.
          Distributions resulting from the sale of certain foreign currencies and debt securities, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your portion of foreign taxes paid by the fund.
          Tax effect of buying shares before a capital gain distribution.
             If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore you may also wish to find out a fund's record date(s) before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation.
          Note:
          For information on the tax consequences of passive foreign investment companies and hedging, please see "Investment Policies and Practices."
          Transaction Procedures and Special Requirements
          Purchase Conditions
          Following these procedures helps assure timely and accurate transactions.
          Nonpayment.
          If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
          U.S. dollars.
          All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
          Sale (Redemption) Conditions
          10-day hold.
          If you sell shares that you just purchased and paid by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar


















          PAGE 39
          days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)
          Telephone, Tele*AccessR, and PC*AccessR transactions.
          These exchange and redemption services are established automatically when you sign the New Account Form unless you check the box which states that you do not want these services. Each fund uses reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and are not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that a fund may be liable for any losses that may result from acting on the instructions given. A confirmation is sent promptly after the telephone transaction. All conversations are recorded.
          Redemptions over $250,000.
          Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of the fund's net assets, the fund has the right to delay sending your proceeds for up to five business days after receiving your request, or to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund. Excessive Trading
          T. Rowe Price may bar excessive traders from purchasing shares. Frequent trades involving either substantial fund assets, or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.

          For example, you are in fund A. You can move substantial assets from fund A to fund B, and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C.

          If you exceed the number of trades described above, you may be barred indefinitely from further purchases of T. Rowe Price funds.



















          PAGE 40
          Three types of transactions are exempt from excessive trading guidelines: 1) trades solely between money market funds; 2) redemptions that are not part of exchanges; and 3) systematic purchases or redemptions (see "Shareholder Services").
          Keeping Your Account Open
          Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.
             Small Account Fee
          Because of the disproportionately high costs of servicing accounts with low balances, the fund will automatically deduct a $10 fee from nonretirement accounts with balances falling below a minimum level. The valuation of accounts and the deduction is expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the limit is $500. The fee will be waived for any investor whose aggregate
          T. Rowe Price Mutual Fund investments total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee will not apply to IRAs and other retirement plan accounts. (A separate custodial fee may apply to IRAs and other retirement plan accounts.)
          Signature Guarantees
          A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.
          You may need to have your signature guaranteed in certain situations, such as:
          o
          Written requests 1) to redeem over $50,000 or 2) to wire redemption proceeds.
          o
          Remitting redemption proceeds to any person, address, or bank account not on record.
          o
          Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name/ownership) from yours.
          o
          Establishing certain services after the account is opened.
          o
          You can obtain a signature guarantee from most banks, savings institutions, broker/dealers, and other guarantors acceptable to
          T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.


















          PAGE 41
          3
          More About the Funds
          Organization and Management
          How are the funds organized?
          The T. Rowe Price International Funds, Inc. currently consists of twelve series, each representing a separate class of shares and having different objectives and investment policies. The twelve series and the years in which each was established are as follows: International Stock Fund, 1979; International Bond Fund, 1986; International Discovery Fund, 1988; European Stock Fund, New Asia Fund, Global Government Bond Fund, 1990; Japan Fund, 1991; Short-Term Global Income Fund, 1992; Latin America Fund, 1993; Emerging Markets Bond Fund, 1994; Emerging Markets Stock Fund and Global Stock Fund, 1995. (The Short-Term Global Income, Global Government Bond, International Bond, and Emerging Markets Bond Funds are described in a separate prospectus.) The Corporation's Charter provides that the Board of Directors may issue additional series of shares and/or additional classes of shares for each series.
          What is meant by "shares"?
             As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

          Each share and fractional share entitles the shareholder to:
          o
          Receive a proportional interest in the fund's capital gain distributions; and o
          Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in a fund's management contract. Do T. Rowe Price funds have annual shareholder meetings?
          The funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any fund director(s)/trustee(s). If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.
          Who runs the funds?
             All decisions regarding the purchase and sale of fund investments are made by Price-Fleming--specifically by the fund's portfolio manager.


















          PAGE 42
          General Oversight.
          The funds are governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the funds' officers. The policy of the fund is that a majority of the Board members will be independent of Price-Fleming.
          Investment Manager.
          Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, Seoul, Taipei, Bombay, Jakarta, Singapore, Bangkok, and Johannesburg.
          Price-Fleming is responsible for selection and management of each fund's portfolio investments. Price-Fleming's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. Price-Fleming has offices in Baltimore, London, Tokyo, and Hong Kong.

          Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited (Flemings).

          T. Rowe Price, Flemings, and Jardine Fleming are owners of Price-Fleming. The common stock of Price-Fleming is 50% owned by a wholly owned subsidiary of T. Rowe Price, 25% by a subsidiary of Flemings and 25% by Jardine Fleming Group Limited (Jardine Fleming). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the Board of Directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming. Portfolio Management.
          Each fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing each fund's investment program. The members of each advisory group are listed below.
          Global Stock Fund.
          Martin G. Wade, Christopher D. Alderson, Peter B. Askew, Richard
          J. Bruce, Mark J. T. Edwards, John R. Ford, Robert C. Howe, James
          B. M. Seddon, Robert W. Smith, Benedict R. F. Thomas, and David
          J. L. Warren.
          International Stock and International Discovery Funds.
          Martin G. Wade, Christopher D. Alderson, Peter B. Askew, Richard
          J. Bruce, Mark J. T. Edwards, John R. Ford, Robert C. Howe, James
          B. M. Seddon, Benedict R. F. Thomas, and David J. L. Warren.




















          PAGE 43
          European Stock Fund.
          Martin G. Wade, Richard J. Bruce, Mark J. T. Edwards, John R. Ford, and James B. M. Seddon.
          Japan Fund.
          Martin G. Wade, Christopher D. Alderson, and David J. L. Warren. New Asia Fund.
          Martin G. Wade, Robert C. Howe, Benedict R. F. Thomas, and David
          J. L. Warren.
          Latin America Fund.
          Martin G. Wade, Mark J. T. Edwards, and John R. Ford.
          Emerging Markets Stock Fund.
          Martin G. Wade and Richard J. Bruce.
             Martin Wade joined Price-Fleming in 1979 and has 25 years of experience with the Fleming Group in research, client service, and investment management. (Fleming Group includes Robert Fleming and/or Jardine Fleming.) Christopher Alderson joined Price-Fleming in 1988, and has eight years of experience with the Fleming Group in research, and portfolio management. Peter Askew joined Price-Fleming in 1988 and has 19 years of experience managing multi-currency fixed income portfolios. Richard Bruce joined Price-Fleming in 1991 and has six years of experience in investment management with the Fleming Group in Tokyo. Mark Edwards joined Price-Fleming in 1986 and has 13 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 14 years of experience with the Fleming Group in research and portfolio management. Robert Howe joined Price-Fleming in 1986 and has 13 years of experience in economic research, company research and portfolio management. James Seddon joined Price-Fleming in 1987 and has nine years of experience in portfolio management. Robert Smith joined T. Rowe Price in 1992 and has eight years of experience in financial analysis. Benedict Thomas joined Price-Fleming in 1988 and has five years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 14 years of experience in equity research, fixed income research, and portfolio management. Portfolio Transactions.
          Decisions with respect to the purchase and sale of a fund's portfolio securities on behalf of each fund are made by Price-Fleming. The funds' Board of Directors has authorized Price-Fleming to utilize affiliates of Flemings and Jardine Fleming in the capacity of broker in connection with the execution of a fund's portfolio transactions if Price-Fleming believes that doing so would result in an economic advantage (in the form of lower execution costs or otherwise) being obtained by the fund.





















          PAGE 44
          Marketing.
          T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe Price, distributes (sells) shares of these and all other T. Rowe Price funds.
          Shareholder Services.
          T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the funds' transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202. How are fund expenses determined?
          The management agreement spells out the expenses to be paid by each fund. In addition to the management fee, the funds pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director/trustee fees and expenses.
          The Management Fee.
          This fee has two parts--an "individual fund fee" (discussed under "Transaction and Fund Expenses") which reflects a fund's particular investment management costs, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except Equity Index and the Spectrum Funds and any institutional or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

          0.480% First $1 billion          0.350% Next $2 billion
          0.450% Next $1 billion         0.340% Next $5 billion
          0.420% Next $1 billion         0.330% Next $10 billion
          0.390% Next $1 billion         0.320% Next $10 billion
          0.370% Next $1 billion         0.310% Thereafter
          0.360% Next $2 billion

          The funds' portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the Price funds described previously. Based on combined Price funds' assets of approximately $48.6 billion at December 31, 1995, the group fee was 0.34%.
          Research and Administration.
             Certain administrative support is provided by T. Rowe Price, which receives from Price-Fleming a fee of .15% of the market


















          PAGE 45
          value of all assets in equity accounts, .15% of the market value of all assets in active fixed income accounts, and .035% of the market value of all assets in passive fixed income accounts under Price-Fleming's management. Additional investment research and administrative support for equity investments is provided to Price-Fleming Investment Management Limited (FIM) and Jardine Fleming Investment Holdings Limited (JFIH) for which each receives from Price-Fleming a fee of .075% of the market value of all assets in equal accounts under Price-Fleming's management. FIM and JFIH are wholly owned subsidiaries of Flemings and Jardine Fleming, respectively. JFIH receives a fee of .075% of the market value of all assets in active fixed income accounts and .0175% of such market value in passive fixed income accounts under Price-Fleming's management.
          Understanding Performance Information
             This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our newsletter, The Price Report, in Insights articles, in T. Rowe Price advertisements, and in the media.
          Total Return
          Total return is the most widely used performance measure. Detailed performance information is included in the annual and semiannual shareholder reports which are available to shareholders free of charge.
          This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

          Advertisements for a fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.
          Cumulative Total Return
          This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.
          Average Annual Total Return
          This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing


















          PAGE 46
          out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question. Investment Policies and Practices
          Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the funds achieve their objectives.
          This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. The funds' investment program is subject to further restrictions and risks described in the "Statement of Additional Information."

          Shareholder approval is required to substantively change a fund's objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. A fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

          The fund's holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth herein. For instance, each fund is not permitted to invest more than 10% of total assets in hybrid instruments. While these restrictions provide a useful level of detail about a fund's investment program, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more than a 5% impact on a fund's share price. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the funds' other investments.

          Changes in a fund's holdings, a fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.
          Types of Portfolio Securities
          In seeking to meet their investment objective, the funds may invest in any type of security whose investment characteristics are consistent with the fund's investment program. The following pages describe the principal types of portfolio securities and investment management practices of the funds.



















          PAGE 47
          Fundamental policy:
          With the exception of Latin America Fund, a fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by one fund.
          Nondiversified Status - Latin America Fund.
          The fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund which may subject the fund to greater risk with respect to its portfolio securities. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each calendar quarter, with respect to 50% of its total assets, not more than 5% of its assets are invested in the securities of a single issuer.
          Common and Preferred Stocks.
          Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Convertible Securities and Warrants.
          The funds may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).



















          PAGE 48
          Fixed Income Securities.
          The funds may invest in any type of investment-grade security. The Global Stock Fund may also invest up to 5% of its total assets in below-investment-grade bonds, commonly referred to as "junk" bonds. Such securities would be purchased in companies which meet the investment criteria for the fund. The price of a bond fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise. Junk bond prices can be much more volatile and have a greater risk of default than investment-grade bonds.
          Hybrid Instruments.
          Hybrids can have volatile prices and limited liquidity and their use by a fund may not be successful.
          These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.
          Operating policy:
          Each fund may invest up to 10% of its total assets in hybrid instruments.
          Passive Foreign Investment Companies.
          Each fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses) shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

          To avoid such tax and interest, each Price-Fleming fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income, which the fund will be required to distribute even though it has not sold the security.




















          PAGE 49
          Private Placements.
          These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid and their sale may involve substantial delays and additional costs.
          Operating policy:
          Each fund will not invest more than 15% of its net assets in illiquid securities. As part of this limit, the funds will not invest more than 10% in certain restricted securities.
          Types of Management Practices
          Cash reserves provide flexibility and serve as a short-term defense during periods of unusual market volatility.
          Cash Position.
          Each fund will hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, a fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility. Borrowing Money and Transferring Assets.
          Each fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the funds' investment objectives and program. Such borrowings may be collateralized with fund assets, subject to restrictions.
          Fundamental policy:
          Borrowings may not exceed 33 1/3% of total fund assets. Operating policies:
          A fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of a fund's total assets. A fund may not purchase additional securities when borrowings exceed 5% of total assets.
          Foreign Currency Transactions.
          The funds will normally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The funds will generally not enter into a forward contract with a term greater than one year.

          The funds will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when a


















          PAGE 50
          fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when Price-Fleming believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Under certain circumstances, a fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. Price-Fleming will consider the effect such a commitment of its portfolio to forward contracts would have on the investment program of the fund and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and a fund's total return could be adversely affected as a result.

          There are certain markets where it is not possible to engage in effective foreign currency hedging. This may be true, for example, for the currencies of various Latin American countries and other emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.
          Futures and Options.
          Futures are used to manage risk; options give the investor the option to buy or sell an asset at a predetermined price in the future.
          Futures (a type of potentially high-risk derivative) are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The funds may buy and sell futures and options contracts for a number of reasons including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. The funds may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.
          Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower a fund's total return, and the potential loss from the use


















          PAGE 51
          of futures can exceed the fund's initial investment in such contracts.
          Operating policies:
          Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of a fund's net asset value. Options on securities: The total market value of securities against which a fund has written call or put options may not exceed 25% of its total assets. The fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.
          Tax Consequences of Hedging.
          Under applicable tax law, the funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid by the funds are classified as capital gains or ordinary income.
          Lending of Portfolio Securities.
          Like other mutual funds, the funds may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and possibly capital losses.
          Fundamental policy:
          The value of loaned securities may not exceed 33 1/3% of a fund's total assets.
          Portfolio Turnover.
          Turnover is an indication of frequency. The funds will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. The funds' portfolio turnover rates for the previous three fiscal periods are shown in Table 7. The portfolio turnover rate for the Global Stock Fund is not expected to exceed 100% during its first year of operation.

          Portfolio Turnover Rates
                                        1/1/93-   11/1/93-   11/1/94-
                                        10/31/93  10/31/94   10-31-95

          International Stock Fund      29.80%*   22.90%     17.80%
          International Discovery Fund  71.80%*   57.40%     43.50%
          European Stock Fund           21.30%*   24.50%     17.20%


















          PAGE 52
          Japan  Fund                   61.40%*   61.50%     62.40%
          New Asia Fund                 40.40%*   63.20%     63.70%
          Latin America Fund            **        12.20%*    18.90%
          Emerging Markets Stock Fund   **        **         28.80%*
           *Annualized.
          **Prior to commencement of fund operations.
          Table 7
          European Stock, Japan, New Asia, Latin America and Emerging Markets Stock Funds
          Location of Company.
          In determining the domicile or nationality of a company, the funds would primarily consider the following factors: whether the company is organized under the laws of a particular country; or, whether the company derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets situated in that country.

          Each of these funds will invest at least 65% of its total assets in companies located (as defined above) in the respective countries or regions indicated.
          International Stock, International Discovery, and Global Stock
          Funds.
          Each fund will invest at least 65% of its total assets in a manner which reflects its international or global character, respectively. In the case of the international funds, this requires that the funds invest in at least three countries outside of the U.S. For the global fund, this means that the fund must invest in at least three countries, one of which may include the U.S.



































          PAGE 53








          PAGE 1

          4 Investing with T. Rowe Price

                                 Account Requirements and Transaction
                                 Information
     ________________________
     Always verify your
     transactions by carefully
     reviewing the
     confirmation we send
     you.  Please report any
     discrepancies to
     Shareholder Services.       Tax Identification Number
                                 We must have your correct social security or corporate tax identification number on a signed New Account Form or W-9 Form.
                                 Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

                                 Unless you request otherwise, one
                                 shareholder report will be mailed to
                                 multiple account owners with the same tax
                                 identification number and same zip code and
                                 to shareholders who have requested that
                                 their account be combined with someone
                                 else's for financial reporting.
     _________________________
     T. Rowe Price Trust
     Company
     1-800-492-7670
     1-410-625-6585              Employer-Sponsored Retirement Plans and
                                 Institutional Accounts

                                 Transaction procedures in the following
                                 sections may not apply to employer-
                                 sponsored retirement plans and
                                 institutional accounts. For procedures
                                 regarding employer-sponsored retirement
                                 plans, please call T. Rowe Price Trust
                                 Company or consult your plan administrator.
                                 For institutional account procedures,
                                 please call your designated account manager or service representative.

                                 Opening a New Account:  $2,500 minimum
                                 initial investment; $1,000 for retirement












                                 PAGE 2
                                 or gifts or transfers to minors (UGMA/UTMA) accounts

                                 Account Registration
                                 If you own other T. Rowe Price funds, be
                                 sure to register any new account just like
                                 your existing accounts so you can exchange
                                 among them easily. (The name and account
                                 type would have to be identical.)
     ________________________
     Regular Mail
     T. Rowe Price
     Account Services
     P.O. Box 17300
     Baltimore, MD
     21298-9353

     Mailgram, Express,
     Registered, or Certified
     Mail
     T. Rowe Price
     Account Services
     10090 Red Run Blvd.
     Owings Mills, MD 21117      By Mail
                                 Please make your check payable to T. Rowe
                                 Price Funds (otherwise it will be returned) and send your check together with the New
                                 Account Form to the address at left. We do not accept third party checks, except for IRA Rollover checks, to open new accounts.

                                 By Wire
                                 o Call Investor Services for an account
                                   number and give the following wire
                                   address to your bank:

                                   Morgan Guaranty Trust Co. of New York
                                   ABA# 021000238
                                   T. Rowe Price [fund name]
                                   AC-00153938
                                   account name(s), and account number

                                 o Complete a New Account Form and mail it
                                   to one of the appropriate addresses
                                   listed on the previous page.

                                   Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

                                 By Exchange












                                 PAGE 3
                                 Call Shareholder Services or use
                                 Tele*Access or PC*Access (see "Automated
                                 Services" under "Shareholder Services").
                                 The new account will have the same
                                 registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. (See explanation of "Excessive Trading" under "Transaction Procedures.")

                                 In Person
                                 Drop off your New Account Form at any of the locations listed on the cover and obtain a receipt.

                                 Purchasing Additional Shares: $100 minimum purchase; $50 minimum for retirement plans and Automatic Asset Builder

                                 By ACH Transfer
                                 Use Tele*Access, PC*Access, or call
                                 Investor Services if you have established electronic transfers using the ACH network.

                                 By Wire
                                 Call Shareholder Services or use the wire
                                 address in "Opening a New Account."
     ________________________
     Regular Mail
     T. Rowe Price Funds
     Account Services
     P.O. Box 89000
     Baltimore, MD
     21289-1500
     (For Mailgrams,
     Express, Registered,
     or Certified Mail,
     see previous section.)
                                 By Mail

                                 o Make your check payable to T. Rowe Price
                                   Funds (otherwise it may be returned).

                                 o Mail the check to us at the address shown
                                   at left with either a fund reinvestment
                                   slip or a note indicating the fund you
                                   want to buy and your fund account number.

                                 o    Remember to provide your account
                                   number and the fund name on your
                                   check.













                                 PAGE 4
                                 By Automatic Asset Builder
                                 Fill out the Automatic Asset Builder
                                 section on the New Account or Shareholder
                                 Services Form.


                                 Exchanging and Redeeming Shares

                                 By Phone
                                 Call Shareholder Services. If you find our phones busy during unusually volatile markets, please consider placing your order by Tele*Access, PC*Access (if you have previously authorized telephone services), mailgram or by express mail. For exchange policies, please see "Transaction Procedures and Special Requirements-- Excessive Trading."

                                 Redemption proceeds can be mailed to your
                                 account address, sent by ACH transfer, or
                                 wired to your bank (provided your bank
                                 information is already on file). For
                                 charges, see "Electronic Transfers--By
                                 Wire" under "Shareholder Services".
     _________________________
     For Mailgram,
     Express, Registered,
     or Certified mail,
     see addresses under
     "Opening a New Account."
                                 By Mail
                                 For each account involved, provide the
                                 account name, number, fund name, and
                                 exchange or redemption amount. For
                                 exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below or as indicated at left. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see "Transaction Procedures and Special Requirements--Signature
                                 Guarantees").

                                 Regular Mail

                                 For nonretirement   For employer-sponsored
                                 and IRA accounts:   retirement accounts:
                                 T. Rowe Price       T. Rowe Price Trust
                                 Account Services    Company
                                 P.O. Box 89000      P.O. Box 89000












                                 PAGE 5
                                 Baltimore, MD       Baltimore, MD
                                 21289-0220          21289-0300

                                 Redemptions from employer-sponsored
                                 retirement accounts must be in writing;
                                 please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.


                                    Rights Reserved By the Fund
                                 The fund and its agents reserve the right
                                 to waive or lower investment minimums; to
                                 accept initial purchases by telephone or
                                 mailgram; to cancel or rescind any purchase
                                 or exchange (for example, if an account has
                                 been restricted due to excessive trading or
                                 fraud) upon notice to the shareholder
                                 within five business days of the trade or
                                 if the written confirmation has not been
                                 received by the shareholder,  whichever is
                                 sooner; to freeze any account and suspend
                                 account services when notice has been
                                 received of a dispute between the
                                 registered or beneficial account owners or
                                 there is reason to believe a fraudulent
                                 transaction may occur; to otherwise modify
                                 the conditions of purchase and any services
                                 at any time; or to act on instructions
                                 believed to be genuine.
     _______________________
     Shareholder Services
     1-800-225-5132
     1-410-625-6500              Shareholder Services

                                 Many services are available to you as a T.
                                 Rowe Price shareholder; some you receive automatically and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services Guide contains detailed descriptions of these and other services.

                                 If you are a new T. Rowe Price investor,












                                 PAGE 6
                                 you will receive a Services Guide with our
                                 Welcome Kit.
     _________________________
     Investor Services
     1-800-638-5660
     1-410-547-2308              Note: Corporate and other entity accounts
                                 require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor
                                 Services.

                                 Retirement Plans
                                 We offer a wide range of plans for
                                 individuals and institutions, including
                                 large and small businesses: IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor
                                 Services. For information on all other
                                 retirement plans, please call our Trust
                                 Company at 1-800-492-7670.

                                 Exchange Service

                                 You can move money from one account to an existing identically registered account, or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the funds are registered.) Some of the T. Rowe Price funds may impose a redemption fee of .50% to 2%, payable to such funds, on shares held for less than one year, or in some funds, six months.

                                 Automated Services
     _________________________
     Tele*Access
     1-800-638-2587
     1-410-625-7676              Tele*Access. 24-hour service via toll-free
                                 number provides information on fund yields and prices, dividends, account balances, and your latest transaction as well as the ability to request prospectuses, account and tax forms, duplicate statements, checks, and to initiate purchase, redemption and exchange orders in your accounts (see "Electronic Transfers" below).

                                 PC*Access.  24-hour service via dial-up












                                 PAGE 7
                                 modem provides the same information as
                                 Tele*Access, but on a personal computer.
                                 Please call Investor Services for an
                                 information guide.

                                    Telephone and Walk-In Services
                                 Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the cover.

                                 Electronic Transfers
                                 By ACH. With no charges to pay, you can
                                 initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access, PC*Access or call Shareholder Services.

                                 By Wire. Electronic transfers can also be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                 Checkwriting (Not available for equity
                                 funds, or the High Yield Fund or Emerging
                                 Markets Bond Fund)
                                 You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                 Automatic Investing ($50 minimum)
                                 You can invest automatically in several
                                 different ways, including:

                                 o Automatic Asset Builder. You instruct us
                                   to move $50 or more from your bank
                                   account, or you can instruct your
                                   employer to send all or a portion of your paycheck to the fund or funds you designate.

                                      Note: If you are moving money from
                                   your bank account, and if the date you
                                   select for your transactions falls on a













                                 PAGE 8
                                   Sunday or Monday holiday, your order will be priced on the second business day following this date.

                                 o Automatic Exchange. You can set up
                                   systematic investments from one fund
                                   account into another, such as from a
                                   money fund into a stock fund.
     _________________________
     Discount Brokerage is a
     division of T. Rowe Price
     Investment Services, Inc.
                                 Discount Brokerage
                                 You can trade stocks, bonds, options,
                                 precious metals, and other securities at a savings over regular commission rates. Call Investor Services for information.

                                 Note: If you buy or sell T. Rowe Price
                                 Funds through anyone other than T. Rowe
                                 Price, such as broker-dealers or banks, you may be charged transaction or service fees by those institutions. No such fees are charged by T. Rowe Price Investment Services or the fund for transactions conducted directly with the fund.






























































































          PAGE 54
          Prospectus
          T. Rowe Price International Equity Funds
          T. Rowe Price International Funds, Inc.
          March 1, 1996
          A choice of international, global, and regional stock funds for investors seeking to diversify beyond U.S. borders.
          Invest With Confidence
          To Open an Account
          Investor Services
          1-800-638-5660
          1-410-547-2308
          For Existing Accounts
          Shareholder Services
          1-800-225-5132
          1-410-625-6500
          For Yields and Prices
          Tele*AccessR
          1-800-638-2587
          1-410-625-7676
          24 hours, 7 days
          Investor Centers
          101 East Lombard St.
          Baltimore, MD 21202

          T. Rowe Price
          Financial Center
          10090 Red Run Blvd.
          Owings Mills, MD 21117

          Farragut Square
          900 17th Street, N.W.
          Washington, D.C. 20006

          ARCO Tower
          31st Floor
          515 South Flower St.
          Los Angeles, CA 90071
          To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.
          Invest With Confidence
























          PAGE 55
          The printed version of this prospectus appears in a dual column format.































































          PAGE 56
          Facts at a Glance
          Investment Goal
          To provide capital appreciation through investment primarily in established companies based outside the United States.
          Strategy
          Invests worldwide primarily in well-established, non-U.S.
          companies.
          Risk/Reward:
          The fund's share price will fluctuate with changes in market, economic, and foreign currency exchange conditions. High potential risk and reward.
          Investor Profile
          Those seeking higher appreciation potential over time and greater diversification for their equity investments who can accept the price declines associated with investing in stocks as well as the special risks that accompany international investing.
          Fees and Charges
          100% no load. No sales charges; free telephone exchange; no 12b-1 marketing fees.
          Investment Manager
             Rowe Price-Fleming International, Inc. ("Price-Fleming"), was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Ltd. As of December 31, 1995, Price-Fleming managed over $22.2 billion in foreign stocks and bonds through its offices in Baltimore, London, Tokyo, and Hong Kong.
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
             T. Rowe Price
          International Funds, Inc.
          March 1, 1996
          Prospectus
          Contents
          1
          About the Fund
          Transaction and Fund Expenses
          Financial Highlights
          Fund, Market, and Risk
          Characteristics
          2
          About Your Account
          Pricing Shares and Receiving Sale Proceeds
          Distributions and Taxes


















          PAGE 57
          Transaction Procedures and Special Requirements
          3
          More About the Fund
          Organization and Management
          Understanding Performance Information
          Investment Policies and Practices
          4
          Investing With T. Rowe Price
          Meeting Requirements for New Accounts
          Opening a New Account
          Purchasing Additional Shares
          Exchanging and Redeeming
          Shareholder Services
             This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional Information about the funds, dated March 1, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. To obtain a free copy, call 1-800-638-5660.
          1
          About the Fund
          Transaction and Fund Expenses
             In Table 1 below, "Shareholder Transactions Expenses," shows that you pay no sales charges. All the money you invest in the fund goes to work for you, subject to the fees explained below. "Annual Fund Expenses" shows how much it will cost to operate the fund for a year, based on 1995 fiscal year expenses. These are costs you pay indirectly, because they are deducted from the fund's total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.
          These tables should help you understand the kinds of expenses you will bear directly or indirectly as a fund shareholder.
             For the fiscal year ended October 31, 1995, fees paid by the fund included the following: $5,147,000 to T. Rowe Price Services, Inc. for transfer and dividend disbursing functions and shareholder services; $234,000 to T. Rowe Price Retirement Plan Services, Inc. for recordkeeping services for certain retirement plans; and $130,000 to T. Rowe Price for accounting services.

























          PAGE 58
             Shareholder Transaction Expenses
          Annual Fund Expenses                    Percentage of Fiscal
                                                  1995 Average Net Assets
          "Sales charge "load"
           on purchases"                None      Management
                                                  fee        0.69%
          "Sales charge "load"
           on reinvested
           dividends"                   None
                                                  Marketing
                                                  fees (12b-1)None
          Redemption fees               None      "Total other
                                                  (Shareholder servicing,
                                                  custodial, auditing,
                                                  etc.)"     0.22%
          Exchange fees                 None
                                                  Total fund
                                                  expenses   0.91%
             "Note: The fund charges a $5 fee for wire redemptions under $5,000, subject to change without notice; and a small account fee, when applicable (see "Small Account Fee" under "Transaction Procedures and Special Requirements").
          Table 1
          The main types of expenses, which all mutual funds may charge against fund assets, are:
          o
          A management fee:
             the percent of fund assets paid to the fund's investment manager. The fund's fee comprises a group fee, discussed later, and an individual fund fee of 0.35%.
          o
          "Other" administrative expenses:
          primarily the servicing of shareholder accounts, such as providing statements, reports, disbursing dividends, as well as custodial services.
          o
          Marketing or distribution fees:
          an annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T. Rowe Price funds do not levy 12b-1 fees.

          For further details on fund expenses, please see "Organization and Management."






















          PAGE 59
          o
          Hypothetical example:
          Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Your expenses would be:
          The table at right is just an example; actual expenses can be higher or lower than those shown.
                               1 year      3 years    5 years    10 years
                               $9          $29        $50        $112
          Table 2
          Financial Highlights
          The following table provides information about the fund's financial history. It is based on a single share outstanding throughout each fiscal year. The table is part of the fund's financial statements which are included in the fund's Annual Report and are incorporated by reference into the Statement of Additional Information. This document is available to shareholders upon request. The financial statements in the annual report have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covers the most recent five-year period.

                               Investment Activities  Distributions

                                    Net Real-
                                    ized and
                     Net             Unreal-   Total
                    Asset     Net   ized Gain  from
                   Value,   Invest-  (Loss)   Invest-  Net    Net
                   Begin-    ment      on      ment  Invest- Real-  Total
          Period   ning of  Income   Invest-  Activi- ment   lized Distri-
          Endeda   Period   (Loss)    ments    ties  Income  Gain  butions
          _________________________________________________________________
          1986      $9.04    $0.11     5.23    $5.34 $(0.11)$(1.38)$(1.49)
          1987      12.89     0.12     0.74    0.86  (0.23)  (4.98)(5.21)
          1988       8.54     0.16     1.36    1.52  (0.16)  (0.93)(1.09)
          1989       8.97     0.16     1.94    2.10  (0.16)  (0.67)(0.83)
          1990      10.24     0.22    (1.13)  (0.91) (0.16)  (0.36)(0.52)
          1991       8.81    0.15     1.22     1.37  (0.15) (0.49) (0.64)
          1992       9.54    0.14    (0.47)   (0.33) (0.16) (0.16) (0.32)
          1993b      8.89    0.10     2.75     2.85    --     --      --
          1994      11.74    0.09     1.30     1.39  (0.09) (0.20) (0.29)
          1995      12.84    0.18    (0.19)   (0.01) (0.12) (0.62) (0.74)
          _________________________________________________________________





















          PAGE 60
                End of Period

                                                            Ratio
                                                             of
                                                   Ratio     Net
                                                    of     Invest-
                     Net      Total              Expenses   ment    Port-
                    Asset    Return                 to     Income   folio
                   Value,   (Includes     Net     Average to Aver-  Turn-
          Period   End of  Reinvested  Assets ($    Net    age Net  over
          Endeda   Period  Dividends) Thousands)  Assets   Assets   Rate
          _________________________________________________________________
          1986     $12.89    61.3%      $790,020   1.10%    0.89%   56.4%
          1987       8.54     8.0%       642,463   1.14%    0.93%   76.5%
          1988       8.97    17.9%       630,114   1.16%    1.78%   42.4%
          1989      10.24    23.7%       970,214   1.10%    1.63%   47.8%
          1990       8.81    (8.9%)    1,030,848   1.09%    2.16%   47.1%
          1991       9.54    15.9%     1,476,309   1.10%    1.51%   45.0%
          1992       8.89    (3.5%)    1,949,631   1.05%    1.49%   37.8%
          1993b     11.74    32.1%     3,746,055   1.01%c   1.52%c  29.8%c
          1994      12.84    12.0%     6,205,713   0.96%    1.11%   22.9%
          1995      12.09     0.4%     6,385,905   0.91%d   1.56%   17.8%
          _________________________________________________________________
          a All per-share figures reflect the 2-for-1 stock split effective August 31, 1987.
          b For the ten months ended October 31, 1993. Fiscal year-end changed from December 31 to October 31.
          c Annualized.
          d Beginning in fiscal 1995, includes expenses paid indirectly.
          Table 3
          Fund, Market, and Risk Characteristics: What to Expect
          To help you decide whether this fund is appropriate for you, this section takes a closer look at its investment objectives and approach.
          Why invest in an international fund?
          There are three main reasons:
          o
          Expanded investment opportunities. More than half of the world's total stock market capitalization and two-thirds of global GNP consists of non-U.S. stocks and companies.
          o
             The potential for higher long-term returns. For example, foreign stocks represented by the Morgan Stanley EAFE Index (Europe, Australia, Far East) outperformed U.S. stocks measured by the S&P 500 Stock Index in all but two rolling 10-year periods from 1981 through 1995. Of course, during this time there were shorter periods when U.S. stocks outperformed.


















          PAGE 61
          o
          Potentially reduced overall volatility for an all U.S. stock portfolio. Since foreign stock markets tend to move independently of the U.S. market and each other, spreading investments across a number of markets can help smooth out fluctuations in the returns of your total equity holdings.
          What is the fund's objective and investment program?
          The fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among countries throughout the world--developed, newly industrialized, and emerging.
          What securities can the funds invest in other than common stocks? The fund expects to invest substantially all of its assets in common stocks. However, the fund may also invest in a variety of other equity-related securities, such as preferred stocks, warrants and convertible securities, as well as corporate and governmental debt securities, when considered consistent with the fund's investment objectives and program. The fund may also engage in a variety of investment management practices, such as buying and selling futures and options. Under normal market conditions, the fund's investment in securities other than common stocks is limited to no more than 35% of total assets. However, for temporary defensive purposes, the fund may invest all or a significant portion of its assets in U.S. Government and corporate debt obligations. The fund will not purchase any debt security which at the time of purchase is rated below investment grade. This would not prevent the fund from retaining a security downgraded to below investment grade after purchase.
          What are the major risks associated with international investing and this fund?
             Exchange rate movements can be large and can last for extended periods.
          Stock prices of foreign and U.S. companies are subject to many of the same influences, such as general economic conditions, company and industry earnings prospects, and investor psychology. However, investing in foreign securities also involves additional risks which can increase the potential for the losses in the funds. These risks can be significantly magnified for investments in emerging markets.
          o
          Currency fluctuations.
          Transactions in foreign securities are conducted in local currencies, so dollars must often be exchanged for another currency when a stock is bought or sold or a dividend is paid. Likewise, share price quotations and total return information


















          PAGE 62
          reflect conversion into dollars. Fluctuations in foreign exchange rates can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, if a French stock rose 10% in price during a year, but the U.S. dollar gained 5% against the french franc during that time, the U.S. investor's return would be reduced to 5%. This is because the franc would "buy" fewer dollars at the end of the year than at the beginning, or, conversely, a dollar would buy more francs.
          o
          Costs.
          It is more expensive for U.S. investors to trade in foreign markets than in the U.S. Mutual funds offer a very efficient way for individuals to invest abroad, but the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.
          While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.
          o
          Political and economic factors.
          The economies, markets, and political structures of a number of the countries in which each fund can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is especially true for emerging markets such as those found in Latin America, China, and certain Asian countries, Eastern Europe, and Africa. However, even investment in countries with highly developed economies is subject to risk. For example, the Japanese stock market historically has experienced wide swings in value.

             Some economies are less well developed (for example, Latin America, Eastern Europe, African and certain Asian countries), overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures (for example, Japan, Southeast Asia, Latin America, Eastern Europe, and Africa). This makes investment in such markets significantly riskier than in other countries. Some countries, particularly in Latin America and Africa, are grappling with severe inflation and high levels of national debt. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as Eastern Europe, China, and Africa, should be regarded as speculative.



















          PAGE 63
          Certain countries have histories of instability and upheaval (for example, Latin America and Africa) with respect to their internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Such actions, for example, nationalizing a company or industry, expropriating assets, or imposing punitive taxes, could have a severe effect on security prices and impair a fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries. Governments in many emerging market countries participate to some degree in their economies and securities markets.
          For more details on potential risks of foreign investments, please see "Investment Policies and Practices."
          o
          Legal, regulatory, and operational.
          Certain countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., do not honor legal rights enjoyed in the U.S., and have settlement practices, such as delays, which could subject the fund to risks of loss not customary in the U.S. In addition, securities markets in these countries have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.
          o
          Pricing.
          Portfolio securities may be listed on foreign exchanges that are open days (such as Saturdays) when the funds do not compute their prices. As a result, the fund's net asset value may be significantly affected by trading on days when shareholders cannot make transactions.
          What can I expect in terms of price volatility?
          The fund's share price will fluctuate; when you sell your shares, you may lose money.
          Like U.S. stock investments, common stocks of foreign companies offer investors a way to build capital over time. Nevertheless, the long-term rise of foreign stock prices as a group has been punctuated by periodic declines. Share prices of even the best managed, most profitable corporations, whether U.S. or foreign, are subject to market risk, which means they can fluctuate widely.

          In less well developed stock markets, such as those in Latin America, Eastern Europe, Africa, and certain Asian countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of



















          PAGE 64
          mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices.
          How does the portfolio manager try to reduce risk?
          The principal tools are intensive research and diversification; currency hedging techniques are used from time to time.
          o
          In addition to conducting on-site research in portfolio countries and companies, Price-Fleming has close ties with investment analysts based throughout the world.
          o
             Diversification significantly reduces but does not eliminate risk. The impact on a fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced in the multi-country funds because investments are spread among many countries.

          Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.
          o
          While currency translation does affect the shorter-run returns provided by foreign stocks, its influence on longer-term results generally has been outweighed by price trends on local stock exchanges.
          As a result, under normal conditions, the funds do not engage in extensive hedging programs. However, when foreign exchange rates are expected to be unfavorable for U.S. investors, fund managers can hedge the risk through use of currency forwards and options. In a general sense, these tools allow a manager to exchange currencies in the future at a rate specified in the present. (For more details, please see "Foreign Currency Transactions" under "Investment Policies and Practices.") If the manager's forecast is wrong, the hedge may cause a loss. Also, it may be difficult or not practical to hedge currency risk in many emerging countries.
          What are some of the opportunities represented by major overseas markets?
          o
          Europe:
          Market deregulation, privatization, and lower trade barriers have expanded the range of investment opportunities. The emergence of capitalist economics in Eastern Europe could, over the long term, open previously inaccessible markets and also provide a lower-



















          PAGE 65
          cost, skilled labor pool, which may further stimulate European economies.
          o
          Asia:
          No longer solely dependent on the Japanese "engine" for growth, the newly industrialized countries of the Pacific Rim are powered by worldwide exports and, increasingly, by strong inter-regional demand. In addition, China's move toward a more capitalistic economy has positive implications for the entire region's future. o
          Japan:
          Although its growth rate has slowed, the longer-term outlook for Japan's economy is positive. In addition to its productive labor force, technological expertise, and commitment to capital investment, Japan's shift to a more domestic-oriented economy could promote future growth and create new investment opportunities.
          o
          Latin America:
          After years of stagnation, some countries here are experiencing rising growth rates that reflect lower trade barriers, privatization of industry, progress on reducing inflation, and restructuring of national debt burdens.
          o
          Emerging markets:
          A number of countries in Latin America, Eastern Europe, Asia, and Africa are emerging from economic periods of stagnation and offer the potential for growth exceeding that of the United States and other developed countries. The emerging market countries initiating market-based economic reforms could benefit from significant amounts of capital inflows.
          How can I decide if the fund may be appropriate for me?
          The fund should not represent your complete investment program nor be used for short-term trading purposes.
          First, be sure that your investment objective is the same as the fund's: capital appreciation over time. If you will need the money you plan to invest in the near future, the fund is not suitable.
          Second, your decision should take into account whether you have any other foreign stock investments.
          Third, consider your risk tolerance and the risk profile of the fund.
          Is there other information I need to review before making a decision?
          Be sure to review the "Investment Policies and Practices" section, which discusses the following: Types of Portfolio Securities (common and preferred stocks, convertible securities


















          PAGE 66
          and warrants, fixed income securities, hybrid instruments, passive foreign investment companies, and private placements); and Types of Management Practices (cash position, borrowing money and transferring assets, foreign currency transactions, futures and options, tax consequences of hedging, and portfolio turnover).
          2
          About Your Account
          Pricing Shares and Receiving Sale Proceeds
          Here are some procedures you should know when investing in a T. Rowe Price international fund.
          How and when shares are priced
          The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.
          The share price (also called "net asset value" or NAV per share) for each fund, except the Japan Fund, is calculated at 4 p.m. ET each day the New York Stock Exchange is open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

          The calculation of each fund's net asset value normally will not take place contemporaneously with the determination of the value of the fund's portfolio securities. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time each fund's net asset value is calculated will not be reflected in the fund's net asset value unless Price-Fleming, under the supervision of the fund's Board of Directors, determines that the particular event should be taken into account in computing the fund's net asset value.
          When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.
          How your purchase, sale, or exchange price is determined
          If we receive your request in correct form before 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV. We cannot accept orders that request a particular day or price for your transaction or any other special conditions.
          Note:
          The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.
          How you can receive the proceeds from a sale


















          PAGE 67
             If for some reason we cannot accept your request to sell shares, we will contact you.
          If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail, or to your bank account by ACH transfer or bank wire. Proceeds sent by ACH transfer should be credited the second day after the sale. ACH (Automated Clearing House) is an automated method of initiating payments from and receiving payments in your financial institution account. ACH is a payment system supported by over 20,000 banks, savings banks, and credit unions, which electronically exchange the transactions primarily through the Federal Reserve Banks. Proceeds sent by bank wire should be credited to your account the next business day.
          Exception:
          o
          Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to five business days after receiving your sale or exchange request. If you were exchanging into a bond or money fund, your new investment would not begin to earn dividends until the sixth business day.
          Useful Information on Distributions and Taxes
          Dividends and Other Distributions
          All net investment income and realized capital gains are distributed to shareholders.
          Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

          Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, a fund reserves the right to reinvest your distribution check in your account at the then current NAV and to reinvest all subsequent distributions in shares of the fund.
          Income dividends
          o
          The fund declares and pay dividends (if any) annually.
          o
          The dividends of the fund will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations.
          Capital gains


















          PAGE 68
          o
          A capital gain or loss is the difference between the purchase and sale price of a security.
          o
          If the fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.
          Tax Information
          You will be sent timely information for your tax filing needs. You need to be aware of the possible tax consequences when:
          o
          The fund makes a distribution to your account, or o
          You sell fund shares, including an exchange from one fund to another.
          Taxes on fund redemptions.
          When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.
          In January, you will be sent Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For accounts opened new or by exchange in 1983 or later we will provide you the gain or loss of the shares you sold during the year, based on the "average cost" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

             To help you maintain accurate records, we send you a confirmation immediately following each transaction (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.
          Taxes on fund distributions.
          Capital gain distributions are taxable whether reinvested in additional shares or received in cash.
          The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.
          In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by the funds are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of the year and paid in


















          PAGE 69
          January are taxed as though they were paid by December 31. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

          Short-term capital gains are taxable as ordinary income and long-term gains are taxable at the applicable long-term gain rate. The gain is long- or short-term depending on how long the fund held the securities, not how long you held shares in the fund. If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any long-term capital gain distribution received.
          Distributions resulting from the sale of certain foreign currencies and debt securities, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your portion of foreign taxes paid by the fund.
          Tax effect of buying shares before a capital gain distribution.
             If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore you may also wish to find out the fund's record date(s) before investing. Of course, the fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation.
          Note:
          For information on the tax consequences of passive foreign investment companies and hedging, please see "Investment Policies and Practices."
          Transaction Procedures and Special Requirements
          Purchase Conditions
          Following these procedures helps assure timely and accurate transactions.
          Nonpayment.
          If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.


















          PAGE 70
          U.S. dollars.
          All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
          Sale (Redemption) Conditions
          10-day hold.
             If you sell shares that you just purchased and paid by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)
          Telephone, Tele*AccessR, and PC*AccessR transactions.
          These exchange and redemption services are established automatically when you sign the New Account Form unless you check the box which states that you do not want these services. Each fund uses reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and are not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that a fund may be liable for any losses that may result from acting on the instructions given. A confirmation is sent promptly after the telephone transaction. All conversations are recorded.
          Redemptions over $250,000.
          Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of the fund's net assets, the fund has the right to delay sending your proceeds for up to five business days after receiving your request, or to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund. Excessive Trading
          T. Rowe Price may bar excessive traders from purchasing shares. Frequent trades involving either substantial fund assets, or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.



















          PAGE 71
          For example, you are in fund A. You can move substantial assets from fund A to fund B, and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C.

          If you exceed the number of trades described above, you may be barred indefinitely from further purchases of T. Rowe Price funds.

          Three types of transactions are exempt from excessive trading guidelines: 1) trades solely between money market funds; 2) redemptions that are not part of exchanges; and 3) systematic purchases or redemptions (see "Shareholder Services").
          Keeping Your Account Open
          Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.
             Small Account Fee
          Because of the disproportionately high costs of servicing accounts with low balances, the fund will automatically deduct a $10 fee from nonretirement accounts with balances falling below a minimum level. The valuation of accounts and the deduction is expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the limit is $500. The fee will be waived for any investor whose aggregate
          T. Rowe Price Mutual Fund investments total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee will not apply to IRAs and other retirement plan accounts. (A separate custodial fee may apply to IRAs and other retirement plan accounts.)
          Signature Guarantees
          A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.
          You may need to have your signature guaranteed in certain situations, such as:
          o
          Written requests 1) to redeem over $50,000 or 2) to wire redemption proceeds.
          o
          Remitting redemption proceeds to any person, address, or bank account not on record.
          o
          Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name/ownership) from yours.


















          PAGE 72
          o
          Establishing certain services after the account is opened.
          o
          You can obtain a signature guarantee from most banks, savings institutions, broker/dealers, and other guarantors acceptable to
          T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.
          3
          More About the Fund
          Organization and Management
          How is the fund organized?
          T. Rowe Price International Funds, Inc. currently consists of twelve series, each representing a separate class of shares and having different objectives and investment policies. The twelve series and the years in which each was established are as follows: International Stock Fund, 1979; International Bond Fund, 1986; International Discovery Fund, 1988; European Stock Fund, New Asia Fund, Global Government Bond Fund, 1990; Japan Fund, 1991; Short-Term Global Income Fund, 1992; Latin America Fund, 1993; Emerging Markets Bond Fund, 1994; Emerging Markets Stock Fund and Global Stock Fund, 1995. (The Short-Term Global Income, Global Government Bond, International Bond, and Emerging Markets Bond Funds are described in a separate prospectus.) The Corporation's Charter provides that the Board of Directors may issue additional series of shares and/or additional classes of shares for each series.
          What is meant by "shares"?
             As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

          Each share and fractional share entitles the shareholder to:
          o
          Receive a proportional interest in the fund's capital gain distributions; and o
          Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in a fund's management contract. Do T. Rowe Price funds have annual shareholder meetings?
          The funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any fund director(s)/trustee(s). If a meeting is


















          PAGE 73
          held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.
          Who runs the fund?
             All decisions regarding the purchase and sale of fund investments are made by Price-Fleming--specifically by the fund's portfolio manager.
          General Oversight.
          The funds are governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the funds' officers. The policy of the fund is that a majority of the Board members will be independent of Price-Fleming.
          Investment Manager
          Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, Seoul, Taipei, Bombay, Jakarta, Singapore, Bangkok, and Johannesburg.
          Price-Fleming is responsible for selection and management of each fund's portfolio investments. Price-Fleming's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. Price-Fleming has offices in Baltimore, London, Tokyo, and Hong Kong.

          Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited (Flemings).

          T. Rowe Price, Flemings, and Jardine Fleming are owners of Price-Fleming. The common stock of Price-Fleming is 50% owned by a wholly owned subsidiary of T. Rowe Price, 25% by a subsidiary of Flemings and 25% by Jardine Fleming Group Limited (Jardine Fleming). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the Board of Directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming. Portfolio Management.
          The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund's investment program. The members of the advisory group are: Martin G. Wade, Christopher D. Alderson, Peter B. Askew, Richard J. Bruce, Mark J. T. Edwards, John R. Ford, Robert C. Howe, James B. M. Seddon, Benedict R. F. Thomas, and David J. L. Warren.


















          PAGE 74
          Martin Wade joined Price-Fleming in 1979 and has 26 years of experience with the Fleming Group in research, client service and investment management. (Fleming Group includes Robert Fleming and/or Jardine Fleming.) Christopher Alderson joined Price-Fleming in 1988, and has nine years of experience with the Fleming Group in research and portfolio management. Peter Askew joined Price-Fleming in 1988 and has 20 years of experience managing multi-currency fixed income portfolios. Richard Bruce joined Price-Fleming in 1991 and has seven years of experience in investment management with the Fleming Group in Tokyo. Mark Edwards joined Price-Fleming in 1986 and has 14 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 15 years of experience with the Fleming Group in research and portfolio management. Robert Howe joined Price-Fleming in 1986 and has 14 years of experience in economic research, company research and portfolio management. James Seddon joined Price-Fleming in 1987 and has nine years of portfolio management experience. Benedict Thomas joined Price-Fleming in 1988 and has six years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 15 years of experience in equity research, fixed income research and portfolio management.
          Portfolio Transactions.
          Decisions with respect to the purchase and sale of the fund's portfolio securities on behalf of each fund are made by Price-Fleming. The fund's Board of Directors has authorized Price-Fleming to utilize affiliates of Flemings and Jardine Fleming in the capacity of broker in connection with the execution of a fund's portfolio transactions if Price-Fleming believes that doing so would result in an economic advantage (in the form of lower execution costs or otherwise) being obtained by the fund. Marketing.
          T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe Price, distributes (sells) shares of these and all other T. Rowe Price funds.
          Shareholder Services.
          T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the funds' transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202. How are fund expenses determined?
          The management agreement spells out the expenses to be paid by each fund. In addition to the management fee, the funds pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and


















          PAGE 75
          printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director/trustee fees and expenses.
          The Management Fee.
          This fee has two parts--an "individual fund fee" (discussed under "Transaction and Fund Expenses") which reflects a fund's particular investment management costs, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except Equity Index and the Spectrum Funds and any institutional or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

          0.480% First $1 billion          0.350% Next $2 billion
          0.450% Next $1 billion         0.340% Next $5 billion
          0.420% Next $1 billion         0.330% Next $10 billion
          0.390% Next $1 billion         0.320% Next $10 billion
          0.370% Next $1 billion         0.310% Thereafter
          0.360% Next $2 billion

             The funds' portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the Price funds described previously. Based on combined Price funds' assets of approximately $47.3 billion at December 31, 1995, the group fee was 0.34%.
          Research and Administration.
             Certain administrative support is provided by T. Rowe Price, which receives from Price-Fleming a fee of .15% of the market value of all assets in equity accounts, .15% of the market value of all assets in active fixed income accounts, and .035% of the market value of all assets in passive fixed income accounts under Price-Fleming's management. Additional investment research and administrative support for equity investments is provided to Price-Fleming by Fleming Investment Management Limited (FIM) and Jardine Fleming Investment Holdings Limited (JFIH) for which each receives from Price-Fleming a fee of .075% of the market value of all assets in equity accounts under Price-Fleming's management. FIM and JFIH are wholly owned subsidiaries of Flemings and Jardine Fleming, respectively. JFIH receives a fee of .075% of the market value of all assets in active fixed income accounts and .0175% of such market value in passive fixed income accounts under Price-Fleming's management.
          Understanding Performance Information



















          PAGE 76
             This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our newsletter, The Price Report, in Insights articles, in T. Rowe Price advertisements, and in the media.
          Total Return
          Total return is the most widely used performance measure. Detailed performance information is included in the funds' annual and semiannual shareholder reports.
          This tells you how much an investment in the fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

          Advertisements for the fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.
          Cumulative Total Return
          This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.
          Average Annual Total Return
          This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question. Investment Policies and Practices
          Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the fund achieve its objective.
          This section takes a detailed look at some of the types of securities the fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the "Statement of Additional Information."

          Shareholder approval is required to substantively change a fund's objectives and certain investment restrictions noted in the


















          PAGE 77
          following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

          The fund's holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth herein. For instance, the fund is not permitted to invest more than 10% of total assets in hybrid instruments. While these restrictions provide a useful level of detail about a fund's investment program, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more than a 5% impact on a fund's share price. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the fund's other investments.

          Changes in the fund's holdings, the fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.
          Types of Portfolio Securities
          In seeking to meet its investment objective, the fund may invest in any type of security whose investment characteristics are consistent with the fund's investment program. The following pages describe the principal types of portfolio securities and investment management practices of the fund.
          Fundamental policy:
          The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer or more than 10% of the voting securities of the issuer would be held by the fund.
          Common and Preferred Stocks.
          Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate


















          PAGE 78
          securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Convertible Securities and Warrants.
          The funds may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).
          Fixed Income Securities.
          The fund may invest in any type of investment-grade security. Such securities would be purchased in companies which meet the investment criteria for the fund. The price of a bond fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.
          Hybrid Instruments.
          Hybrids can have volatile prices and limited liquidity and their use by a fund may not be successful.
          These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.
          Operating policy:
          The fund may invest up to 10% of its total assets in hybrid instruments.
          Passive Foreign Investment Companies.
          Each fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses) shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be


















          PAGE 79
          subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

          To avoid such tax and interest, each Price-Fleming fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income, which the fund will be required to distribute even though it has not sold the security.
          Private Placements.
          These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid and their sale may involve substantial delays and additional costs.
          Operating policy:
          The fund will not invest more than 15% of its net assets in illiquid securities. As part of this limit, the fund will not invest more than 10% in certain restricted securities.
          Types of Management Practices
          Cash reserves provide flexibility and serve as a short-term defense during periods of unusual market volatility.
          Cash Position.
          The fund will hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, the fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility. Borrowing Money and Transferring Assets.
          The fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund's investment objectives and program. Such borrowings may be collateralized with fund assets, subject to restrictions.
          Fundamental policy:
          Borrowings may not exceed 33 1/3% of total fund assets. Operating policies:
          The fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of



















          PAGE 80
          the fund's total assets. The fund may not purchase additional securities when borrowings exceed 5% of total assets.
          Foreign Currency Transactions.
          The fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

          The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when Price-Fleming believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Under certain circumstances, a fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. Price-Fleming will consider the effect such a commitment of its portfolio to forward contracts would have on the investment program of the fund and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and a fund's total return could be adversely affected as a result.

          There are certain markets where it is not possible to engage in effective foreign currency hedging. This may be true, for example, for the currencies of various Latin American countries and other emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.
          Futures and Options.
          Futures are used to manage risk; options give the investor the option to buy or sell an asset at a predetermined price in the future.
          Futures (a type of potentially high-risk derivative) are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk derivative) give the


















          PAGE 81
          investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The funds may buy and sell futures and options contracts for a number of reasons including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. The funds may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.
          Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower a fund's total return, and the potential loss from the use of futures can exceed the fund's initial investment in such contracts.
          Operating policies:
          Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of a fund's net asset value. Options on securities: The total market value of securities against which a fund has written call or put options may not exceed 25% of its total assets. The fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.
          Tax Consequences of Hedging.
          Under applicable tax law, the fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid by the fund are classified as capital gains or ordinary income.
          Lending of Portfolio Securities.
          Like other mutual funds, the fund may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the fund could experience delays in recovering its securities and possibly capital losses.
          Fundamental policy:
          The value of loaned securities may not exceed 33 1/3% of a fund's total assets.
          Portfolio Turnover.
          Turnover is an indication of frequency. The fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold


















          PAGE 82
          without regard to the length of time held. The fund's portfolio turnover rates for the fiscal years ended October 31, 1993, 1994, and 1995 were 29.8% (annualized), 22.9%, and 178.8%, respectively.





























































          PAGE 83








          PAGE 1

          4 Investing with T. Rowe Price

                                 Account Requirements and Transaction
                                 Information
     ________________________
     Always verify your
     transactions by carefully
     reviewing the
     confirmation we send
     you.  Please report any
     discrepancies to
     Shareholder Services.       Tax Identification Number
                                 We must have your correct social security or corporate tax identification number on a signed New Account Form or W-9 Form.
                                 Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

                                 Unless you request otherwise, one
                                 shareholder report will be mailed to
                                 multiple account owners with the same tax
                                 identification number and same zip code and
                                 to shareholders who have requested that
                                 their account be combined with someone
                                 else's for financial reporting.
     _________________________
     T. Rowe Price Trust
     Company
     1-800-492-7670
     1-410-625-6585              Employer-Sponsored Retirement Plans and
                                 Institutional Accounts

                                 Transaction procedures in the following
                                 sections may not apply to employer-
                                 sponsored retirement plans and
                                 institutional accounts. For procedures
                                 regarding employer-sponsored retirement
                                 plans, please call T. Rowe Price Trust
                                 Company or consult your plan administrator.
                                 For institutional account procedures,
                                 please call your designated account manager or service representative.

                                 Opening a New Account:  $2,500 minimum
                                 initial investment; $1,000 for retirement












                                 PAGE 2
                                 or gifts or transfers to minors (UGMA/UTMA) accounts

                                 Account Registration
                                 If you own other T. Rowe Price funds, be
                                 sure to register any new account just like
                                 your existing accounts so you can exchange
                                 among them easily. (The name and account
                                 type would have to be identical.)
     ________________________
     Regular Mail
     T. Rowe Price
     Account Services
     P.O. Box 17300
     Baltimore, MD
     21298-9353

     Mailgram, Express,
     Registered, or Certified
     Mail
     T. Rowe Price
     Account Services
     10090 Red Run Blvd.
     Owings Mills, MD 21117      By Mail
                                 Please make your check payable to T. Rowe
                                 Price Funds (otherwise it will be returned) and send your check together with the New
                                 Account Form to the address at left. We do not accept third party checks, except for IRA Rollover checks, to open new accounts.

                                 By Wire
                                 o Call Investor Services for an account
                                   number and give the following wire
                                   address to your bank:

                                   Morgan Guaranty Trust Co. of New York
                                   ABA# 021000238
                                   T. Rowe Price [fund name]
                                   AC-00153938
                                   account name(s), and account number

                                 o Complete a New Account Form and mail it
                                   to one of the appropriate addresses
                                   listed on the previous page.

                                   Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

                                 By Exchange












                                 PAGE 3
                                 Call Shareholder Services or use
                                 Tele*Access or PC*Access (see "Automated
                                 Services" under "Shareholder Services").
                                 The new account will have the same
                                 registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. (See explanation of "Excessive Trading" under "Transaction Procedures.")

                                 In Person
                                 Drop off your New Account Form at any of the locations listed on the cover and obtain a receipt.

                                 Purchasing Additional Shares: $100 minimum purchase; $50 minimum for retirement plans and Automatic Asset Builder

                                 By ACH Transfer
                                 Use Tele*Access, PC*Access, or call
                                 Investor Services if you have established electronic transfers using the ACH network.

                                 By Wire
                                 Call Shareholder Services or use the wire
                                 address in "Opening a New Account."
     ________________________
     Regular Mail
     T. Rowe Price Funds
     Account Services
     P.O. Box 89000
     Baltimore, MD
     21289-1500
     (For Mailgrams,
     Express, Registered,
     or Certified Mail,
     see previous section.)
                                 By Mail

                                 o Make your check payable to T. Rowe Price
                                   Funds (otherwise it may be returned).

                                 o Mail the check to us at the address shown
                                   at left with either a fund reinvestment
                                   slip or a note indicating the fund you
                                   want to buy and your fund account number.

                                 o    Remember to provide your account
                                   number and the fund name on your
                                   check.













                                 PAGE 4
                                 By Automatic Asset Builder
                                 Fill out the Automatic Asset Builder
                                 section on the New Account or Shareholder
                                 Services Form.


                                 Exchanging and Redeeming Shares

                                 By Phone
                                 Call Shareholder Services. If you find our phones busy during unusually volatile markets, please consider placing your order by Tele*Access, PC*Access (if you have previously authorized telephone services), mailgram or by express mail. For exchange policies, please see "Transaction Procedures and Special Requirements-- Excessive Trading."

                                 Redemption proceeds can be mailed to your
                                 account address, sent by ACH transfer, or
                                 wired to your bank (provided your bank
                                 information is already on file). For
                                 charges, see "Electronic Transfers--By
                                 Wire" under "Shareholder Services".
     _________________________
     For Mailgram,
     Express, Registered,
     or Certified mail,
     see addresses under
     "Opening a New Account."
                                 By Mail
                                 For each account involved, provide the
                                 account name, number, fund name, and
                                 exchange or redemption amount. For
                                 exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below or as indicated at left. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see "Transaction Procedures and Special Requirements--Signature
                                 Guarantees").

                                 Regular Mail

                                 For nonretirement   For employer-sponsored
                                 and IRA accounts:   retirement accounts:
                                 T. Rowe Price       T. Rowe Price Trust
                                 Account Services    Company
                                 P.O. Box 89000      P.O. Box 89000












                                 PAGE 5
                                 Baltimore, MD       Baltimore, MD
                                 21289-0220          21289-0300

                                 Redemptions from employer-sponsored
                                 retirement accounts must be in writing;
                                 please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.


                                    Rights Reserved By the Fund
                                 The fund and its agents reserve the right
                                 to waive or lower investment minimums; to
                                 accept initial purchases by telephone or
                                 mailgram; to cancel or rescind any purchase
                                 or exchange (for example, if an account has
                                 been restricted due to excessive trading or
                                 fraud) upon notice to the shareholder
                                 within five business days of the trade or
                                 if the written confirmation has not been
                                 received by the shareholder,  whichever is
                                 sooner; to freeze any account and suspend
                                 account services when notice has been
                                 received of a dispute between the
                                 registered or beneficial account owners or
                                 there is reason to believe a fraudulent
                                 transaction may occur; to otherwise modify
                                 the conditions of purchase and any services
                                 at any time; or to act on instructions
                                 believed to be genuine.
     _______________________
     Shareholder Services
     1-800-225-5132
     1-410-625-6500              Shareholder Services

                                 Many services are available to you as a T.
                                 Rowe Price shareholder; some you receive automatically and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services Guide contains detailed descriptions of these and other services.

                                 If you are a new T. Rowe Price investor,












                                 PAGE 6
                                 you will receive a Services Guide with our
                                 Welcome Kit.
     _________________________
     Investor Services
     1-800-638-5660
     1-410-547-2308              Note: Corporate and other entity accounts
                                 require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor
                                 Services.

                                 Retirement Plans
                                 We offer a wide range of plans for
                                 individuals and institutions, including
                                 large and small businesses: IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor
                                 Services. For information on all other
                                 retirement plans, please call our Trust
                                 Company at 1-800-492-7670.

                                 Exchange Service

                                 You can move money from one account to an existing identically registered account, or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the funds are registered.) Some of the T. Rowe Price funds may impose a redemption fee of .50% to 2%, payable to such funds, on shares held for less than one year, or in some funds, six months.

                                 Automated Services
     _________________________
     Tele*Access
     1-800-638-2587
     1-410-625-7676              Tele*Access. 24-hour service via toll-free
                                 number provides information on fund yields and prices, dividends, account balances, and your latest transaction as well as the ability to request prospectuses, account and tax forms, duplicate statements, checks, and to initiate purchase, redemption and exchange orders in your accounts (see "Electronic Transfers" below).

                                 PC*Access.  24-hour service via dial-up












                                 PAGE 7
                                 modem provides the same information as
                                 Tele*Access, but on a personal computer.
                                 Please call Investor Services for an
                                 information guide.

                                    Telephone and Walk-In Services
                                 Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the cover.

                                 Electronic Transfers
                                 By ACH. With no charges to pay, you can
                                 initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access, PC*Access or call Shareholder Services.

                                 By Wire. Electronic transfers can also be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                 Checkwriting (Not available for equity
                                 funds, or the High Yield Fund or Emerging
                                 Markets Bond Fund)
                                 You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                 Automatic Investing ($50 minimum)
                                 You can invest automatically in several
                                 different ways, including:

                                 o Automatic Asset Builder. You instruct us
                                   to move $50 or more from your bank
                                   account, or you can instruct your
                                   employer to send all or a portion of your paycheck to the fund or funds you designate.

                                      Note: If you are moving money from
                                   your bank account, and if the date you
                                   select for your transactions falls on a













                                 PAGE 8
                                   Sunday or Monday holiday, your order will be priced on the second business day following this date.

                                 o Automatic Exchange. You can set up
                                   systematic investments from one fund
                                   account into another, such as from a
                                   money fund into a stock fund.
     _________________________
     Discount Brokerage is a
     division of T. Rowe Price
     Investment Services, Inc.
                                 Discount Brokerage
                                 You can trade stocks, bonds, options,
                                 precious metals, and other securities at a savings over regular commission rates. Call Investor Services for information.

                                 Note: If you buy or sell T. Rowe Price
                                 Funds through anyone other than T. Rowe
                                 Price, such as broker-dealers or banks, you may be charged transaction or service fees by those institutions. No such fees are charged by T. Rowe Price Investment Services or the fund for transactions conducted directly with the fund.






























































































          PAGE 84
          Prospectus
          T. Rowe Price International Stock Fund
          T. Rowe Price
          International Funds, Inc.
          March 1, 1996
          An international stock fund for investors seeking to diversify beyond U.S. borders.
          Invest With Confidence
          To Open an Account
          Investor Services
          1-800-638-5660
          1-410-547-2308
          For Existing Accounts
          Shareholder Services
          1-800-225-5132
          1-410-625-6500
          For Yields and Prices
          Tele*AccessR
          1-800-638-2587
          1-410-625-7676
          24 hours, 7 days
          Investor Centers
          101 East Lombard St.
          Baltimore, MD 21202

          T. Rowe Price
          Financial Center
          10090 Red Run Blvd.
          Owings Mills, MD 21117

          Farragut Square
          900 17th Street, N.W.
          Washington, D.C. 20006

          ARCO Tower
          31st Floor
          515 South Flower St.
          Los Angeles, CA 90071
          To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.
          Invest With Confidence























          PAGE 85















          PAGE 1
                         STATEMENT OF ADDITIONAL INFORMATION

                       T. Rowe Price International Funds, Inc.

                               International Stock Fund
                             International Discovery Fund
                                 European Stock Fund
                                      Japan Fund
                                    New Asia Fund
                                  Latin America Fund
                             Emerging Markets Stock Fund
                                  Global Stock Fund

                                         and

                       Institutional International Funds, Inc.
                                 Foreign Equity Fund

                                    (the "Funds")


                   This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' prospectus dated March 1, 1996, which may be obtained from
          T. Rowe Price Investment Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202.

                   If you would like a prospectus for a Fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses will be sent to you. Please read it carefully before you invest or send money.

                   The date of this Statement of Additional Information is March 1, 1996.























          PAGE 2
                                  TABLE OF CONTENTS

                                 Page                             Page

          Call and Put Options  . . .     Investment Performance  .
          Capital Stock . . . . . . .     Investment Programs . . .
          Code of Ethics  . . . . . .     Investment Restrictions .
          Custodian . . . . . . . . .     Legal Counsel . . . . . .
          Dealer Options  . . . . . .     Lending of Portfolio
          Distributor for Funds . . .      Securities . . . . . . .
          Dividends . . . . . . . . .     Management of Funds . . .
          Federal and State               Net Asset Value Per
           Registration of Shares . .      Share  . . . . . . . . .
          Foreign Currency                Portfolio Management
           Transactions . . . . . . .      Practices  . . . . . . .
          Foreign Futures and             Portfolio Transactions  .
           Options  . . . . . . . . .     Pricing of Securities . .
          Futures Contracts . . . . .     Principal Holders of
          Hybrid Instruments  . . . .      Securities . . . . . . .
          Illiquid or Restricted          Repurchase Agreements . .
           Securities . . . . . . . .     Risk Factors of Foreign
          Independent Accountants . .      Investing  . . . . . . .
          Investment Management           Tax Status  . . . . . . .
           Services . . . . . . . . .     Taxation of Foreign
          Investment Objectives and        Shareholders  . . . . . .
           Policies . . . . . . . . .     Warrants  . . . . . . . .


                          INVESTMENT OBJECTIVES AND POLICIES

                   The following information supplements the discussion of each Fund's investment objectives and policies discussed in the prospectus. Unless otherwise specified, the investment program and restrictions of each Fund are not fundamental policies. The operating policies of each Fund are subject to change by its Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. The fundamental policies of each Fund may not be changed without the approval of at least a majority of the outstanding shares of each Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

                   Throughout this Statement of Additional Information, "the Fund" is intended to refer to each Fund listed on the cover page, unless otherwise indicated.



















          PAGE 3
                                 INVESTMENT PROGRAMS

          All Funds

                   The Funds' investment manager, Rowe Price-Fleming International, Inc. ("Price-Fleming"), one of America's largest managers of no-load international mutual fund assets, regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market. Based upon its current assessment, Price-Fleming believes long-term growth of capital may be achieved by investing in marketable securities of non-United States companies which have the potential for growth of capital. Of course, there can be no assurance that Price-Fleming's forecasts of expected return will be reflected in the actual returns achieved by the Funds.

                   Each Fund's share price will fluctuate with market, economic and foreign exchange conditions, and your investment may be worth more or less when redeemed than when purchased. The Funds should not be relied upon as a complete investment program, nor used to play short-term swings in the stock or foreign exchange markets. The Funds are subject to risks unique to international investing. See discussion under "Risk Factors of Foreign Investing" beginning on page __. Further, there is no assurance that the favorable trends discussed below will continue, and the Funds cannot guarantee they will achieve their objectives.

             International Stock, Foreign Equity, and Global Stock
          Funds

                   It is the present intention of Price-Fleming to invest in companies based in (or governments of or within) the Far East (for example, Japan, Hong Kong, Singapore, and Malaysia), Europe (for example, United Kingdom, Germany, Hungary, Poland, Netherlands, France, Spain, and Switzerland), South Africa, Australia, Canada, Latin America, and such other areas and countries as Price-Fleming may determine from time to time. The Global Stock Fund may also invest in companies based in the U.S.

                   In determining the appropriate distribution of investments among various countries and geographic regions, Price-Fleming ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.
















          PAGE 4
                   In analyzing companies for investment, Price-Fleming ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Fund invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase.

                   It is expected that the Fund's investments will ordinarily be traded on exchanges located at least in the respective countries in which the various issuers of such securities are principally based.

          International Discovery Fund

                   It is the present intention of Price-Fleming to invest primarily in smaller (i.e. small to medium size) companies based in developed and selected emerging countries located in the Pacific Basin, Western Europe, Latin America and such other areas and countries as Price-Fleming may determine from time to time. Price-Fleming believes that such smaller companies may have the potential for greater, more dynamic growth than larger firms, which may have reached a period of maturity and more gradual growth. It is generally easier for a company to grow from a smaller base. In addition, smaller companies are often more flexible and responsive to customers, and to changes in competitive conditions. Medium size companies also display such characteristics to a certain extent. However, there are also special risks associated with investing in smaller companies.

                   In selecting portfolio investments, Price-Fleming will consider: a company's growth prospects, including the potential for superior appreciation due to growth in earnings, relative valuation of its securities, and any risk associated with investment; the industry in which the company operates, with a view to identification of global developments within industries, international investment trends, and social, economic or political movements affecting a particular industry; the country in which the company is based, as well as historical and anticipated foreign currency exchange rate fluctuations; and the feasibility of gaining access to the securities market in a
















          PAGE 5
          country and of implementing the necessary custodial arrangements. The investment program of the Fund has been developed in the belief that research-based investment in a diversified portfolio of equity securities of companies in a number of foreign countries will give shareholders a chance to participate on a global basis in the opportunities available in the growing foreign securities markets.

                   The countries in which the Fund will seek investments include those listed below. The Fund may not invest in all the countries listed, and it may invest in other countries as well, when such investments are consistent with the Fund's investment objective and policies. Countries designated with a number sign (#) are emerging, or less developed, countries which for purposes of this prospectus are defined as countries with a low or middle-income economy as determined by the World Bank.

            Pacific Basin           Western Europe                Other

              Australia                 Austria                Argentina#
              Hong Kong                 Belgium                  Brazil#
             South Korea                Denmark                  Canada
                Japan                   Finland                  Chile#+
              Malaysia#                 France                  Hungary#
            Philippines#                Germany                  India#+
             New Zealand                Greece#                  Mexico#
             Singapore#                 Ireland                  Turkey#
              Taiwan#+                   Italy                 Colombia#+
              Thailand#               Luxembourg               Venezuela#
             Indonesia#               Netherlands
                                        Norway
                                       Portugal
                                         Spain
                                        Sweden
                                      Switzerland
                                    United Kingdom
          _________________________________________________________________
          + Indicates countries in which the Fund effectively may invest only or primarily through investment funds subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Investment Restrictions Operating Policy No. 3."

                   The Fund also will seek to invest in leading companies in other emerging countries as their securities markets and banking systems develop, including People's Republic of China, the Czech Republic, Slovakia, Israel, Jordan, Morocco, Nigeria, Pakistan, Poland, Peru and Vietnam, at such time as investment in
















          PAGE 6
          these countries becomes feasible. It may not be feasible for the Fund currently to invest in all of these countries due to restricted access to their securities markets or inability to implement satisfactory custodial arrangements.

          European Stock Fund

                   Market deregulation, privatization, and lowered barriers to foreign investment have led to greater investment opportunities in Western Europe and the potential for greater investment in Eastern Europe. Economic and political reforms in Eastern Europe may increase the investment and growth possibilities for all of Europe. The Fund intends to invest in companies based in any Western or Eastern European country, as well as Russia and the countries of the former Soviet Union. European markets for investment include:

             Primary                   Secondary            Developing

             France                    Austria             Czech Republic
             Germany                   Belgium             Greece
             Holland                   Denmark             Hungary
             Italy                     Finland             Poland
             Spain                     Ireland             Russia
             Sweden                    Luxembourg          Slovakia
             Switzerland               Norway              Turkey
             United Kingdom            Portugal
          _________________________________________________________________
                   Other Eastern European markets may become available at any time.

                   In seeking its objectives, the Fund will invest primarily in established European companies participating in markets and sectors which have superior long-term growth potential. Individual stocks will be evaluated on various criteria, including earnings history and prospects, book value, degree of price leverage, and price/earnings ratio. Both large and small capitalization companies will be candidates for the portfolio.

          Japan Fund

                   The Japan Fund invests primarily in common stocks of Japanese companies participating in markets and sectors which are believed to have attractive long-term growth potential. These may include the export sector, where many Japanese companies are world leaders in their industries. They may also include the consumer sector--the fastest-growing segment of Japan's economy-- where companies are working to meet growing domestic demand for consumer goods and services.















          PAGE 7

                   The Fund has the flexibility to invest in both large and small companies, as deemed appropriate by Price-Fleming. This allows the Fund to benefit from the proven growth potential of established companies, as well as the enhanced growth potential of smaller companies. In making specific stock selections, Price-Fleming takes into account, among other factors, a company's size, financial condition, marketing and technical strengths, and competitive position within its industry. The Fund's portfolio will normally be broadly diversified across industries and companies. Such broad diversification should help reduce volatility.

          New Asia Fund

                   Price-Fleming believes the rapidly growing economies in Asia and the Pacific Basin, including Australia and New Zealand, offer attractive opportunities for investment.

                   In contrast to Japan's more developed economy, the newly industrialized nations of this region are in an earlier, more dynamic growth stage of their development. Price-Fleming believes that the continued growth opportunities exist due to structural changes taking place throughout the region.

                   o The relaxation of trade barriers and the freer movement of capital are increasing the flow of commerce within the region and fostering economic independence. At the same time, growing trade with Japan, the United States and Europe is fueling rapid economic development.

                   o Rising labor costs in more developed countries are making the large, lower-cost work force of Asia and the Pacific Basin increasingly attractive, resulting in the dramatic growth of manufacturing industries.

                   o As capital investment increases, many of the Asian and Pacific Basin countries are developing more efficient capital markets for investment.

                   The Fund may invest in the countries listed below, as well as other Asian and Pacific Basin countries and regions, such as China, Sri Lanka, Pakistan and Indochina, as their markets become more accessible.



















          PAGE 8
                              Australia             Philippines#
                              Hong Kong             Singapore#
                              India+#               South Korea
                              Indonesia#            Taiwan+#
                              Malaysia#             Thailand#
                              New Zealand
          _________________________________________________________________
          + Indicates countries in which the Fund effectively may invest only or primarily through investment funds subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Investment Restrictions Operating Policy No. 3."

          # Countries designated with a number sign (#) are emerging or less developed countries.

                   Other Asian and Pacific Basin markets may become available at any time.

          Latin America Fund

                   Price-Fleming believes that the economic revitalization of the Latin American region will provide attractive investment opportunities.

                   After the "lost years" of the 1970's and early 80's when economic stagnation and hyperinflation became commonplace, certain of the governments of the region have embarked on a process of transformation:

                   o rolling back the dominance of the state in favor of the private sector, encouraging privatizations of state owned companies, removing price controls and controlling public expenditure; and

                   o lowering tariff barriers, promoting trade and encouraging both free trade blocks and investment by foreigners.

                   As economies have been stabilized, capital flows into the region have picked up leading to increased investment and a revival of growth. Although countries such as Chile, Mexico and Argentina have made considerable progress, this economic catch-up is still at an early stage, while in countries such as Brazil and Peru the process is just beginning.

                   The Fund may invest in the countries listed below, together with other countries in the region as their markets
















          PAGE 9
          become accessible. The Latin America region includes Mexico, Central America, South America and the islands of the Caribbean.

                           Argentina#             Mexico#
                           Brazil#                Peru#
                           Chile+#                Venezuela#
                           Colombia+#
          _________________________________________________________________
          + Indicates countries in which the Fund effectively may invest only or primarily through investment funds subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Investment Restrictions Operating Policy No. 3."

          # Countries designated with a number sign (#) are emerging or less developed countries.

          Emerging Markets Stock Fund

                   The fund's objective is long-term growth of capital through investment primarily in common stocks of large and small companies domiciled, or with primary operations, in emerging markets. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), International Finance Corporation, or the United Nations. The fund's investments are expected to be diversified geographically across emerging markets in Latin America, the Far East, Europe, and Africa.

                   Countries in which the fund may invest are listed below and others will be added as opportunities develop:

                                                      Africa and the
          Far East:   Latin America:  Europe:         Middle East:

          China       Argentina       Portugal        South Africa
          Indonesia   Brazil          Hungary         Nigeria
          Korea       Chile           Turkey          Zimbabwe
          Malaysia    Colombia        Poland          Botswana
          Thailand    Mexico          Russia          Jordan
          India       Venezuela       Czech Republic  Tunisia
          Philippines Peru            Slovakia        Morocco
          Taiwan      Belize          Greece          Egypt
          Hong Kong                   Baltic States   Israel
          Singapore                   Austria
          Sri Lanka
          Pakistan
          Mauritius















          PAGE 10
                   This fund is intended for investors with long-term investment horizons who are looking for an aggressive approach to international investing. Most emerging countries are experiencing substantial economic and political restrictions, and their developing financial markets offer the potential for significant capital appreciation. Many of these countries are moving from one-party rule to a multi-party democracy; from agrarian to industrialized economies; and from nationalized to free market, privatized industries. These transitions are proceeding smoothly in some markets but not in others. Obviously, there is no guarantee favorable trends will continue. Companies in emerging markets that successfully navigate these changes offer investors the prospect for earnings growth far more rapid than that typically generated by companies in more mature, developed markets. However, investors in this fund should be comfortable with the risks of international investing and be prepared for substantial share price volatility.


                          Risk Factors of Foreign Investing

                   There are special risks when investing in the Funds. Some risks are inherent in any international mutual fund while others relate more to the countries in which the Funds will invest. Many of the risks are more pronounced for investments in developing or emerging countries, such as many of the countries of Southeast Asia, Latin America, Eastern Europe and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

                   General. Investors should understand that all investments have a risk factor. There can be no guarantee against loss resulting from an investment in the Funds, and there can be no assurance that the Funds' investment policies will be successful, or that its investment objectives will be attained. The Funds are designed for individual and institutional investors seeking to diversify beyond the United States in actively researched and managed portfolios, and are intended for long-term investors who can accept the risks entailed when investing in foreign securities.

                   Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are
















          PAGE 11
          not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1992, there were two military coup attempts in Venezuela and in 1992 the President of Brazil was impeached. In 1994-1995, the Mexican peso plunged in value setting off a severe crisis in the Mexican economy. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border between North and South Korea.

                   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

                   Currency Fluctuations. The Funds will invest in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' assets denominated in that currency. Such changes will also affect the Funds' income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of the Funds' securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens) the value of the Funds' securities denominated in that currency would be expected to decline.

                   Investment and Repatriation of Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may limit and at times preclude investment in certain of such countries and may increase the cost and expenses of the Funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the
















          PAGE 12
          need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year.

                   Market Characteristics. It is contemplated that most foreign securities, other than Latin American securities, will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Funds' portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Fund.

                   Investment Funds. The Funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Funds' investment in these funds is subject to the provisions of the 1940 Act. If the Funds invest in such investment funds, the Funds' shareholders will bear not only their proportionate share of the expenses of the Funds (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

                   Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those















          PAGE 13
          applicable to United States companies. It also may be more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

                   Taxes. The dividends and interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Funds. (See "Tax Status," page __.)

                   Costs. Investors should understand that the expense ratios of the Funds can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Funds are higher.

                   Small Companies. Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets, and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium size companies. Some of the smaller companies in which the Funds will invest may be in major foreign markets; others may be leading companies in emerging countries outside the major foreign markets. Securities analysts generally do not follow such securities, which are seldom held outside of their respective countries and which may have prospects for long-term investment returns superior to the securities of well-established and well-known companies. Direct investment in such securities may be difficult for United States investors because, among other things, information relating to such securities is often not readily available. Of course, there are also risks associated with such investments, and there is no assurance that such prospects will be realized.

                   Other. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

















          PAGE 14
          International Stock, International Discovery, European Stock, Emerging Markets Stock, Global Stock, and Foreign Equity Funds

                   Eastern Europe and Russia. Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies and state owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.
          In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of a Fund's assets invested in such countries and these authorities may not qualify as a foreign custodian under the Investment Company Act of 1940 and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia. Each Fund will only invest in a company located in, or a government of, Eastern Europe and Russia, if it believes the potential return justifies the risk. To the extent any securities issued by companies in Eastern Europe and Russia are considered illiquid, each Fund will be required to include such securities within its 15% restriction on investing in illiquid securities.

          Japan

                   The Japan Fund's concentration of its investments in Japan means the Fund will be more dependent on the investment considerations discussed above and may be more volatile than a fund which is broadly diversified geographically. To the extent any of the other funds also invests in Japan, such investments will be subject to these same factors. Additional factors relating to Japan include the following:


















          PAGE 15
                   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world's highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka and Nagoya.

                   Energy. Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

                   Foreign Trade. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's principal export markets are the U.S., Canada, the United Kingdom, the Federal Republic of Germany, Australia, Korea, Taiwan, Hong Kong and the People's Republic of China. The principal sources of its imports are the U.S., South East Asia and the Middle East. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S., where the trade imbalance is the greatest. It is possible trade sanctions or other protectionist measures could impact Japan adversely in both the short- and long-term.

          Latin America

                   The Latin America Fund's concentration of its investments in Latin America means the Fund will be more dependent on the investment considerations described above and can be expected to be more volatile than a fund which is more broadly diversified geographically. To the extent any of the other funds also invests in Latin America, such investments will be subject to these same factors. Additional factors relating to Latin America include the following:

                   Inflation. Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Although inflation in















          PAGE 16
          many countries has lessened, there is no guarantee it will remain at lower levels.

                   Political Instability. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers and result in significant disruption in securities markets.

                   Foreign Currency. Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

                   Sovereign Debt. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

                   In addition to the investments described in the Fund's prospectus, the Fund may invest in the following:

                                 Types of Securities

          Hybrid Instruments

                   Hybrid Instruments (a type of potentially high risk derivative) have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Often these Hybrid Instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid Instruments may take a variety of forms, including, but not limited to, debt















          PAGE 17
          instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

                   The risks of investing in Hybrid Instruments reflect a combination of the risks from investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the Hybrid Instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market or in a private transaction between the Fund and the seller of the Hybrid Instrument, the creditworthiness of the contra party to the transaction would be a risk factor which the Fund would have to consider. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

          Illiquid or Restricted Securities

                   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.















          PAGE 18

                   Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Price-Fleming under the supervision of the Fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Price-Fleming will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Price-Fleming could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchases, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

                                       Warrants

                   The Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

                   There are, of course, other types of securities that are, or may become available, which are similar to the foregoing and the Fund may invest in these securities.
















          PAGE 19
                            Portfolio Management Practices

          All Funds, except Foreign Equity Fund

                           Lending of Portfolio Securities

                   Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by Price-Fleming to be of good standing and will not be made unless, in the judgment of Price-Fleming, the consideration to be earned from such loans would justify the risk.

          All Funds

          Other Lending/Borrowing

               Subject to approval by the Securities and Exchange Commission and certain state regulatory agencies, the Fund may make loans to, or borrow funds from, other mutual funds sponsored or advised by T. Rowe Price or Price-Fleming (collectively, "Price Funds"). The Fund has no current intention of engaging in these practices at this time.

                                Repurchase Agreements

                   The Fund may enter into a repurchase agreement through which an investor (such as the Fund) purchases a security (known as the "underlying security") from a well-established securities
















          PAGE 20
          dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                                       Options

                   Options are a type of potentially high-risk derivative.

                             Writing Covered Call Options

                   The Fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by a Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in Price-Fleming's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

                   A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to















          PAGE 21
          deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

                   The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies.

                   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.


















          PAGE 22
                   The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, Price-Fleming, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

                   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

                   Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or















          PAGE 23
          above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

                   The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

                   In order to comply with the requirements of several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Fund's net assets. Should these state laws change or should the Fund obtain a waiver of its application, the Fund reserves the right to increase this percentage. In calculating the 25% limit, the Fund will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

                             Writing Covered Put Options

                   The Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

                   The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise















          PAGE 24
          price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where Price-Fleming wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies. In order to comply with the requirements of several states, the Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Fund's net assets. Should these state laws change or should the Fund obtain a waiver of its application, the Fund reserves the right to increase this percentage. In calculating the 25% limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

                                Purchasing Put Options

                     The Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

















          PAGE 25
                   The Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where Price-Fleming deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

                   The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

                   To the extent required by the laws of certain states, the Fund may not be permitted to commit more than 5% of its assets to premiums when purchasing put and call options. Should these state laws change or should the Fund obtain a waiver of its application, the Fund may commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

















          PAGE 26
                               Purchasing Call Options

                     The Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

                   Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases.
          So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

                   To the extent required by the laws of certain states, the Fund may not be permitted to commit more than 5% of its assets to premiums when purchasing call and put options. Should these state laws change or should the Fund obtain a waiver of its application, the Fund may commit more than 5% of its assets to premiums when purchasing call and put options. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

                          Dealer (Over-the-Counter) Options

                   The Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise















          PAGE 27
          exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

                   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

                   The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.
















          PAGE 28
                                  Futures Contracts

                   Futures are a type of potentially high-risk derivative.

          Transactions in Futures

                   The Fund may enter into futures contracts (a type of potentially high risk derivative), including stock index, interest rate and currency futures ("futures or futures contracts").

                   Stock index futures contracts may be used to provide a hedge for a portion of the Fund's portfolio, as a cash management tool, or as an efficient way for Price-Fleming to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Fund may, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

                   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

                   The Fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

          Regulatory Limitations

                   The Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk















          PAGE 29
          management purposes, in each case in accordance with rules and regulations of the CFTC and applicable state law.

                   The Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those portions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options". This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

                   In accordance with the rules of the State of California, the Fund will apply the above 5% test without excluding the value of initial margin and premiums paid for bona fide hedging positions.

                   The Fund's use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other liquid, high-grade debt obligations, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or over current obligations.

                   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

          Trading in Futures Contracts

                   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for















          PAGE 30
          a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

                   Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

                   If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

                   These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its margin deposits.

                   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is















          PAGE 31
          more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

                   For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

          Special Risks of Transactions in Futures Contracts

                   Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

                   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                   Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of















          PAGE 32
          the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

                   Liquidity. The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

                   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

















          PAGE 33
                   Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. Price-Fleming will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

                   Successful use of futures contracts by the Fund for hedging purposes is also subject to Price-Fleming's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, Price-Fleming believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

                   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close















          PAGE 34
          futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by Price-Fleming might not result in a successful hedging transaction over a very short time period.

          Options on Futures Contracts

                   The Fund may purchase and sell options on the same types of futures in which it may invest.

                   Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

                   As an alternative to writing or purchasing call and put options on stock index futures, the Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Fund and other T. Rowe Price Funds. Such aggregated orders would be allocated among the Funds and the other T. Rowe Price Funds in a fair and non-discriminatory manner.



















          PAGE 35
          Special Risks of Transactions in Options on Futures Contracts

                   The risks described under "Special Risks of Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. In addition, where the Fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

          Additional Futures and Options Contracts

                   Although the Fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

                             Foreign Futures and Options

                   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the















          PAGE 36
          execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

                            Foreign Currency Transactions

                   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

                   The Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Fund's use of such contracts would include, but not be limited to, the following:

                   First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date















          PAGE 37
          the security is purchased or sold and the date on which payment is made or received.

                   Second, when Price-Fleming believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Price-Fleming believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

                   The Fund may enter into forward contacts for any other purpose consistent with the Fund's investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

                   At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.
















          PAGE 38
                   If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

                   The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Price-Fleming. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

                   Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.





















          PAGE 39
          Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts

                   The Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which may be treated as Section 1256 contracts or straddles.

                   Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

                   Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated.
          For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

                   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

                   In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Pending tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement. In addition, gains realized on the sale or other disposition of securities, including option,















          PAGE 40
          futures or foreign forward exchange contracts on securities or securities indexes and, in some cases, currencies, held for less than three months, must be limited to less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Fund may be required to defer the closing out of option, futures or foreign forward exchange contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on Section 1256 option, futures and foreign forward exchange contracts, which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.


                               INVESTMENT RESTRICTIONS

                   Fundamental policies of each Fund may not be changed without the approval of the lesser of (1) 67% of a Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund's outstanding shares. Other restrictions, in the form of operating policies, are subject to change by the Funds' Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.

                                 Fundamental Policies

                   As a matter of fundamental policy, the Fund may not:

                   (1) Borrowing. Borrow money except that the Fund may
                       (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Fund may borrow from
















          PAGE 41
                       banks, other Price Funds or other persons to the extent permitted by applicable law.

                   (2) Commodities.  Purchase or sell physical
                       commodities; except that it may enter into futures contracts and options thereon;

                   (3) Industry Concentration.  Purchase the securities of
                       any issuer if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                   (4) Loans.  Make loans, although the Fund may (i) lend
                       portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets;
                       (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

                   Foreign Equity Fund

                       Loans. Make loans, although the Fund may (i) participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly- distributed or privately-placed debt securities and purchase debt;

                   All Funds

                   (5) Real Estate.  Purchase or sell real estate,
                       including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

                   (6) Senior Securities.  Issue senior securities except
                       in compliance with the Investment Company Act of 1940; or















          PAGE 42

                   (7) Underwriting.  Underwrite securities issued by
                       other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

          For All Funds, Except Latin America Fund

                   (8) Percent Limit on Assets Invested in Any One Issuer.
                       Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and

                   (9) Percent Limit on Share Ownership of Any One Issuer.
                       Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

                       NOTES

                       The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

                       With respect to investment restrictions (1) and
                       (4), the Fund will not borrow from or lend to any other T. Rowe Price Fund (defined as any other mutual fund managed be for which T. Rowe Price acts as adviser) unless each Fund applies for and receives an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Fund has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Fund or promulgate any rules allowing the transactions.

                       With respect to investment restriction (2), the Fund does not consider currency contracts or hybrid investments to be commodities.

















          PAGE 43
                       For purposes of investment restriction (3), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Fund's semi-annual and annual reports.

                       For purposes of investment restriction (4), the Fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

                                  Operating Policies

                   As a matter of operating policy, the Fund may not:

                   (1) Borrowing. The Fund will not purchase additional securities when money borrowed exceeds 5% of its total assets;

                   (2) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                   (3) Futures Contracts. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the Fund's net asset value.

                   (4) Illiquid Securities. Purchase illiquid securities and securities of unseasoned issuers if, as a result, more than 15% of its net assets would be invested in such securities, provided that the Fund will not invest more than 10% of its total assets in restricted securities;

                   (5) Investment Companies. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases;

                   (6) Margin. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
                         (ii) it may make margin deposits in connection
















          PAGE 44
                         with futures contracts or other permissible investments;

                   (7) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

                   (8) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, or other mineral exploration or development programs;

                   (9) Options, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

                   (10) Ownership of Portfolio Securities by Officers and Directors. Purchase or retain the securities of any issuer if, those officers and directors of the Fund, and of its investment manager, who each own beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

                   (11)  Short Sales.  Effect short sales of securities;

                   (12) Unseasoned Issuers. Purchase a security (other than obligations issued or guaranteed by the U.S., any state or local government, or any foreign government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities; or

                   (13) Warrants. Invest in warrants if, as a result thereof, more than 2% of the value of the net assets of the Fund would be invested in warrants















          PAGE 45
                         which are not listed on the New York Stock
                         Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the net assets of the Fund would be invested in warrants whether or not so listed.
                         For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Funds in units or attached to securities may be deemed to be without value.

                   In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies. Each Fund is subject to certain percentage limitations under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Fund's total assets may be invested in such securities.


                                INVESTMENT PERFORMANCE

          Total Return Performance

                   Each Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in each Fund. Total return is calculated as the percentage change between the beginning value of a static account in each Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gains dividends. The results shown are historical and should not be considered indicative of the future performance of each Fund. Each average annual compound rate of return is derived from the cumulative performance of each Fund over the time period specified. The annual compound rate of return for each Fund over any other period of time will vary from the average.





















          PAGE 46
                       Cumulative Performance Percentage Change

                                   1 Yr.    5 Yrs.    10 Yrs.      Since
                                   Ended     Ended     Ended     Inception-
                                  10/31/95 10/31/95   10/31/95    10/31/95

          International Stock Fund

          T. Rowe Price International
           Stock Fund                0.38%   60.08%    322.71%   725.51%
                                                                 (5/9/80)++
          S&P 500                   26.44   121.58     321.85    799.90+++
          Dow Jones Industrial
           Average                  24.92   125.44     383.13    919.93+++
          Lipper International Funds
           Average                  -1.09    53.21     252.05    530.31
          EAFE Index                -0.07    42.16     276.53    680.21+++
          CPI                        2.68    14.98      41.21    85.85
          Financial Times Actuaries
           World Index++++           8.15    66.22     N/A       N/A

          +++    6/30/80-10/31/95
          ++++   Inception date of Index is 12/31/85

          International Discovery Fund

          T. Rowe Price International
           Discovery Fund          -13.06%   22.94%              65.51%
                                                                 (12/30/88)
          S&P 500                   26.44   121.58               158.37+++
          Dow Jones Industrial
           Average                  24.92   125.44               173.04+++
          Lipper International Small
           Co. Funds Average        -2.75   N/A                  N/A
          EAFE Index                -0.07    42.16               26.42+++
          CPI                        2.68    14.98               27.55+++

          +++    12/31/88-10/31/95



























          PAGE 47
          European Stock Fund

          T. Rowe Price European
           Stock Fund               14.41%   55.69%              53.20%
                                                                 (2/28/90)
          S&P 500                   26.44   121.58               107.65
          Dow Jones Industrial
           Average                  24.92   125.44               115.09
          Lipper European Region
           Funds Average             9.33    42.45               38.74
          EAFE Index                -0.07    42.16               27.34
          CPI                        2.68    14.98               20.08

          +++    2/13/90-10/31/95

          Japan Fund

          T. Rowe Price Japan Fund -12.87%   28.48%*             10.24%
                                                                 (12/30/91)
          Morgan Stanley Pacific
           Basin Index             -11.03    44.89               17.63+++
          Morgan Stanley Capital
           International World
           Index                    10.03    51.96               41.14+++
          EAFE Index                -0.07    52.09               32.05+++
          S&P 500                   26.44    50.96               55.20+++
          Topix Index              -10.95    10.34               -17.70+++
          Nikkei Average           -11.68     5.29               -23.19+++
          Morgan Stanley Japan
           Index                   -12.98    39.98               8.98+++
          Lipper Japanese Funds
           Average                 -11.26    30.52               1.64+++

          *      3 Years Ended 10/31/95
          +++    12/31/91-10/31/95

          Latin America Fund

          T. Rowe Price Latin
           America Fund            -37.11%                       -35.10%
                                                                 (12/29/93)
          S&P 500                   26.44                        31.01+++
          Lipper Latin American
           Funds Average           -38.94                        -33.31+++
          MSCI EMF Latin America
           Index                   -33.00                        -19.46+++

          +++    12/31/93-10/31/95

















          PAGE 48
          New Asia Fund

          T. Rowe Price New Asia
           Fund                     -9.70%   91.99%              97.56%
                                                                 (9/28/90)
          S&P 500                   26.44   121.58               120.64+++
          Dow Jones Industrial
           Average                  24.92   125.44               125.29+++
          Lipper Pacific Ex Japan
           Funds Average           -10.49   110.07               121.86+++
          EAFE Index                -0.07    42.16               64.35+++
          CPI                        2.68    14.98               15.83+++

          +++    9/30/90-10/31/95

          Emerging Markets Stock Fund

          T. Rowe Price Emerging
           Markets Stock Fund                                    4.80%
                                                                 (3/31/95)
          S&P 500                                                17.83
          Dow Jones                                              16.08
          Lipper Emerging Mkts
           Funds Average                                         5.84
          MSCI Emerging Market
           Free Index                                            4.26
          CPI                                                    1.52

          Annualized returns do not apply, fund is less than a year old.

          Foreign Equity Fund

          Foreign Equity Fund        0.64%   60.80%              62.38%
                                                                 (9/7/89)
          S&P 500                   26.44   121.58               99.44+++
          Dow Jones Industrial
           Average                  24.92   125.44               110.42+++
          Lipper International Funds
           Average                  -1.09    53.21               53.48+++
          EAFE Index                -0.07    42.16               24.80+++
          CPI                        2.68    14.98               23.35+++
          Financial Times Actuaries
           Euro-Pacific Index       -1.08    39.21               22.23+++

          +++    8/31/89-10/31/95




















          PAGE 49
                       Average Annual Compound Rates of Return

                                   1 Yr.    5 Yrs.    10 Yrs.      Since
                                   Ended     Ended     Ended     Inception-
                                  10/31/95 10/31/95   10/31/95    10/31/95

          International Stock Fund

          T. Rowe Price International
           Stock Fund                0.38%    9.87%     15.51%   14.61%
                                                                 (5/9/80)
          S&P 500                   26.44    17.25      15.48    15.40+++
          Dow Jones Industrial
           Average                  24.92    17.65      17.06    16.35+++
          Lipper International Funds
           Average                  -1.09     8.71      13.12    12.46+++
          EAFE Index                -0.07     7.29      14.18    14.33+++
          CPI                        2.68     2.83       3.51    4.12+++
          Financial Times Actuaries
           World Index++++           8.15    10.70     N/A       N/A

          +++    6/30/80-10/31/95
          ++++   Index began 12/31/85

          International Discovery Fund

          T. Rowe Price International
           Discovery Fund          -13.06%    4.22%              7.65%
                                                                 (12/30/88)
          S&P 500                   26.44    17.25               14.90+++
          Dow Jones Industrial
           Average                  24.92    17.65               15.83+++
          Lipper International Small
           Co. Funds Average        -2.75   N/A                  N/A
          EAFE Index                -0.07     7.29               3.49+++
          CPI                        2.68     2.83               3.63+++
          Morgan Stanley Capital
           International World Index10.03    11.02               7.53+++

          +++    12/31/88-10/31/95

























          PAGE 50
          European Stock Fund

          T. Rowe Price European
           Stock Fund               14.41%    9.26%              7.81%
                                                                 (2/28/90)
          S&P 500                   26.44    17.25               13.75
          Dow Jones Industrial
           Average                  24.92    17.65               14.46
          Lipper European Region
           Funds Average             9.33     6.70               5.74
          EAFE Index                -0.07     7.29               4.35
          CPI                        2.68     2.83               3.28
          Morgan Stanley Capital
           International Europe
           Index                    13.68    11.16               9.68

          +++    2/13/90-10/31/95

          Japan Fund

          T. Rowe Price Japan Fund -12.87%    8.71*              2.57%
                                                                 (12/20/91)
          Morgan Stanley Pacific
           Basin Index             -11.03    13.16               4.33+++
          Morgan Stanley Capital
           International World
           Index                    10.03    14.97               9.41+++
          EAFE Index                -0.07    15.00               7.52+++
          S&P 500                   26.44    14.71               12.15+++
          Topix Index              -10.95     3.33               -4.96+++
          Morgan Stanley Japan     -12.98    11.86               2.27+++
           Index
          Lipper Japanese Funds
           Average                 -11.26     9.24               0.38+++

          *      3 Years Ended 10/31/95
          +++    12/31/91-10/31/95

          Latin America Fund

          T. Rowe Price Latin
           America Fund            -37.11%                       -20.95%
                                                                 (12/29/93)
          S&P 500                   26.44                        15.87+++
          Lipper Latin American
           Funds Average           -38.94                        -19.91+++
          MSCI EMF Latin
           America Index           -33.00                        -11.13+++

















          PAGE 51
          New Asia Fund

          T. Rowe Price New Asia
           Fund                     -9.70%   13.93%              14.31%
                                                                 (9/28/90)
          S&P 500                   26.44    17.25               16.84+++
          Dow Jones Industrial
           Average                  24.92    17.65               17.32+++
          Lipper Pacific Ex Japan
           Funds Average           -10.49    15.78               16.17+++
          EAFE Index                -0.07     7.29               10.26+++
          CPI                        2.68     2.83               2.93+++
          Financial Times
           Actuaries Pacific
           Excluding Japan          -1.11    20.56               19.92+++

          +++    9/30.90-10/31/95

          Foreign Equity Fund

          Foreign Equity Fund        0.64%    9.97%              8.21%
                                                                 (9/7/89)
          S&P 500                   26.44    17.25               11.85+++
          Dow Jones Industrial
           Average                  24.92    17.65               12.82+++
          Lipper International Funds
           Average                  -1.09     8.71               6.92+++
          EAFE Index                -0.07     7.29               3.66+++
          CPI                        2.68     2.83               3.46+++
          Financial Times Actuaries
           Euro-Pacific Index       -1.08     6.84               3.31+++

          +++    8/31/89-10/31/95


          Other Sources of Information

                   From time to time, in reports and promotional literature: (1) each Fund's total return performance or P/E ratio may be compared to any one or combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including T. Rowe Price Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets which includes the Lipper Pacific Region Average which tracks the average performance of funds which concentrate investments in equity















          PAGE 52
          securities whose primary trading markets or operations are in the Western Pacific basin region, or a single country within this region; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds by overall performance, investment objective, and assets; or (C) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) The Financial Times (a London based international financial newspaper)-Actuaries World Indices, including Europe and sub indices comprising this Index (a wide range of comprehensive measures of stock price performance for the major stock markets as well as for regional areas, broad economic sectors and industry groups); (iv) Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index, Japan Index, U.K. index and Pacific Ex Japan Index which is a widely-recognized series of indices in international market performance;
          (v) Hoarve Govette Small Cap Index and Datastream, as sources for United Kingdom Small Cap Stocks; (vi) the International Finance Corporation (an affiliate of the World Bank established to encourage economic development in less developed countries), World Bank, OECD (Organization for Economic Co-Operation and Development) and IMF (International Monetary Fund) as a source of economic statistics; (vii) the Nikkei Average, a generally accepted benchmark for performance of the Japanese stock market;
          (viii) indices of stocks comparable to those in which each Fund invests including the Topix Index, which reflects the performance of the First Section of the Tokyo Stock Exchange and the Japan Small-Tokyo Stock Exchange Section 2; (ix) the Wilshire Small Growth Index, as a source for U.S. small company average annual returns; (x) IFCI Composite 100, IFCI Latin America 100, IFCI Asia 100, and the IFCI Europe/Mideast 100 may each be used as a source to represent total return on an investment of $100 in each index at various points in time; and (xi) the performance of U.S. government and corporate bonds, notes and bills. (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in each Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g. The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates;
          (4) the effect of tax-deferred compounding on each Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in each Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and















          PAGE 53
          assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which each Fund invests may be compared to relevant indices or surveys (e.g. S&P Industry Surveys) in order to evaluate each Fund's historical performance or current or potential value with respect to the particular industry or sector. In connection with (4) above, information derived from the following chart may be used:

                              IRA Versus Taxable Return

                   Assuming 9% annual rate of return, $2,000 annual contribution and 28% tax bracket.

                    Year             Taxable          Tax Deferred
                    ____             _______          ____________

                     10              $ 28,700           $ 33,100
                     15                51,400             64,000
                     20                82,500            111,500
                     25               125,100            184,600
                     30               183,300            297,200

          IRAs

                     An IRA is a long-term investment whose objective is to accumulate personal savings for retirement. Due to the long-term nature of the investment, even slight differences in performance will result in significantly different assets at retirement. Mutual funds, with their diversity of choice, can be used for IRA investments. Generally, individuals may need to adjust their underlying IRA investments as their time to retirement and tolerance for risk changes.

          Other Features and Benefits

                     Each Fund is a member of the T. Rowe Price Family of Funds and may help investors achieve various long-term investment goals, such as investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the Fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price Associates, Inc. ("T. Rowe Price") and/or T. Rowe Price Investment Services, Inc. may be made available. These currently include: the Asset Mix Worksheet which is designed to show shareholders how to reduce their investment risk by developing a diversified investment plan: the College Planning Guide which discusses various aspects of financial planning to meet college expenses and assists parents in projecting the costs of a college education for their children; the Retirement Planning Kit (also available in a PC















          PAGE 54
          version) which includes a detailed workbook to determine how much money you may need for retirement and suggests how you might invest to reach your goal; the Retirees Financial Guide which includes a detailed workbook to determine how much money you can afford to spend and still preserve your purchasing power and suggest how you might invest to reach your goal; and Tax Considerations for Investors discusses the tax advantages of annuities and municipal bonds and now to access whether they are suitable for your portfolio, reviews pros and cons of placing assets in a gift to minors account and summarizes the benefits and types of tax-deferred retirement plans currently available; and the Personal Strategy Planner simplifies investment decision making by helping investors define personal financial goals, establish length of time the investor intends to invest, determine risk "comfort zone" and select diversified investment risk. From time to time, other worksheets and guides may be made available as well. Of course, an investment in the Fund cannot guarantee that such goals will be met.

                     To assist investors in understanding the different returns and risk characteristics of various investments, the aforementioned guides will include presentation of historical returns of various investments using published indices. An example of this is shown on the next page.

                     Historical Returns for Different Investments

          Annualized returns for periods ended 12/31/95

                                    50 years   20 years  10 years 5 years

          Small-Company Stocks        13.8%      19.6%     11.9%    24.5%

          Large-Company Stocks        11.9       14.6      14.8     16.6

          Foreign Stocks               N/A       15.1      13.9      9.7

          Long-Term Corporate Bonds    5.7       10.5      11.2     12.1

          Intermediate-Term U.S.
            Gov't. Bonds               5.9        9.7       9.1      8.8

          Treasury Bills               4.8        7.3       5.5      4.3

          U.S. Inflation               4.4        5.2       3.5      2.8

          Sources: Ibbotson Associates, Morgan Stanley. Foreign stocks reflect performance of The Morgan Stanley Capital International EAFE Index, which includes some 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far















          PAGE 55
          East. This chart is for illustrative purposes only and should not be considered as performance for, or the annualized return of, any T. Rowe Price Fund. Past performance does not guarantee future results.

             Also included will be various portfolios demonstrating how these historical indices would have performed in various combinations over a specified time period in terms of return. An example of this is shown on the next page.

                        Performance of Retirement Portfolios*


                      Asset Mix      Average Annualized         Value
                                      Returns 20 Years            of
                                       Ended 12/31/95          $10,000
                                                              Investment
                                                             After Period
                   ________________  __________________      ____________

                                       Nominal  Real   BestWorst
          Portfolio Growth IncomeSafety ReturnReturn** YearYear

          I.   Low
               Risk   40%   40%    20%  11.8%   6.5% 24.9% 0.1% $ 92,675

          II.  Moderate
               Risk   60%   30%    10%  13.1%   7.9% 29.1% -1.8%$116,826

          III. High
               Risk   80%   20%     0%  14.3%   9.1% 33.4% -5.2%$145,611

          Source: T. Rowe Price Associates; data supplied by Lehman Brothers, Wilshire Associates and Ibbotson Associates.

          * Based on actual performance for the 20 years ended 1995 of stocks (85% Wilshire 5000 and 15% Europe, Australia, Far East [EAFE] Index), bonds (Lehman Brothers Aggregate Bond Index from 1976-95 and 30-day Treasury bills from January 1976 through December 1995. Past performance does not guarantee future results. Figures include changes in principal value and reinvested dividends and assume the same asset mix is maintained each year. This exhibit is for illustrative purposes only and is not representative of the performance of any T. Rowe Price fund.
          ** Based on inflation rate of 5.2% for the 20-year period ended 12/31/95.


















          PAGE 56
          Insights

                   From time to time, Insights, a T. Rowe Price publication of reports on specific investment topics and strategies, may be included in the Fund's fulfillment kit. Such reports may include information concerning: calculating taxable gains and losses on mutual fund transactions, coping with stock market volatility, benefiting from dollar cost averaging, understanding international markets, investing in high-yield "junk" bonds, growth stock investing, conservative stock investing, value investing, investing in small companies, tax-free investing, fixed income investing, investing in mortgage-backed securities, as well as other topics and strategies.

          Other Publications

                   From time to time, in newsletters and other publications issued by T. Rowe Price Investment Services, Inc., reference may be made to economic, financial and political developments in the U.S. and abroad and their effect on securities prices. Such discussions may take the form of commentary on these developments by T. Rowe Price mutual fund portfolio managers and their views and analysis on how such developments could affect investments in mutual funds.

          Redemptions in Kind

                   In the unlikely event a shareholder in any of the International Funds were to receive an in kind redemption of portfolio securities of a Fund, brokerage fees could be incurred by the shareholder in subsequent sale of such securities.

          Issuance of Fund Shares for Securities

                   Transactions involving issuance of a Fund's shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.


                                 MANAGEMENT OF FUNDS

                   The officers and directors of the Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated,















          PAGE 57
          each has been an employee of T. Rowe Price for more than five years. In the list below, the Funds' directors who are considered "interested persons" of T. Rowe Price or the Fund as defined under Section 2(a)(19) of the Investment Company Act of 1940 are noted with an asterisk (*). These directors are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

          LEO C. BAILEY, Director--Retired; Address: 3396 South Placita Fabula, Green Valley, Arizona 85614
          ANTHONY W. DEERING, Director--Director, President and Chief Executive Officer, The Rouse Company, real estate developers, Columbia, Maryland; Advisory Director, Kleinwort, Benson (North America) Corporation, a registered broker-dealer; Address: 10275 Little Patuxent Parkway, Columbia, Maryland 21044
          DONALD W. DICK, JR., Director--Principal, Eurocapital Advisors, LLC, an acquisition and management advisory Firm (from 7/95-to present), Principal, Overseas Partners, Inc., a financial investment firm (5/89-6/95); formerly (6/65-3/89) Director and Vice President-Consumer Products Division, McCormick & Company, Inc., international food processors; Director, Waverly, Inc., Baltimore, Maryland; Address: 600 Harbor Blvd. - 1018, Weehawken, New Jersey 07087
          ADDISON LANIER, Director--Financial management; President and Director, Thomas Emery's Sons, Inc., and Emery Group, Inc.; Director, Scinet Development and Holdings, Inc.; Address: 441 Vine Street, #2310, Cincinnati, Ohio 45202-2913
             (c)PAUL M. WYTHES, Director--Founding General Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States; Director, Teltone Corporation, Interventional Technologies Inc. and Stuart Medical, Inc.; Address: 755 Page Mill Road, Suite A200, Palo Alto, California 94304
          *M. DAVID TESTA, Chairman of the Board--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
             *MARTIN G. WADE, President and Director--President and Director, Price-Fleming; Director, Robert Fleming Holdings Limited; Address: 25 Copthall Avenue, London, EC2R 7DR,
          England
          CHRISTOPHER D. ALDERSON, Vice President--Vice President, Price-
          Fleming
          (a)PETER B. ASKEW, Executive Vice President--Executive Vice President, Price-Fleming
          (a)RICHARD J. BRUCE, Vice President--Vice President of Price-Fleming; formerly (1985-1990) Investment Manager, Jardine Fleming Investment Advisers, Tokyo
          (a)ROBERT P. CAMPBELL, Vice President--Vice President, T. Rowe Price and Price-Fleming; formerly (4/80-5/90) Vice President and















          PAGE 58
          Director, Private Finance, New York Life Insurance Company, New York, New York
          (a)MARK J. T. EDWARDS, Vice President--Vice President, Price-
          Fleming
          JOHN R. FORD, Vice President--Vice President, Price-Fleming
          HENRY H. HOPKINS, Vice President--Vice President, Price-Fleming and T. Rowe Price Retirement Plan Services, Inc.; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and
          T. Rowe Price Trust Company
          ROBERT C. HOWE, Vice President--Vice President, Price-Fleming and
          T. Rowe Price
          (a)STEPHEN ILOTT, Vice President--Vice President, Price-Fleming; formerly (1988-1991) portfolio management, Fixed Income Portfolios Group, Robert Fleming Holdings Limited, London
          GEORGE A. MURNAGHAN, Vice President--Vice President, Price-Fleming, T. Rowe Price, T. Rowe Price Trust Company, and T. Rowe Price Investment Services, Inc.
          JAMES S. RIEPE, Vice President--Managing Director and Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc.; Director, Rhone-Poulenc Rorer, Inc.
          (a)CHRISTOPHER ROTHERY, Vice President--Employee, Price-Fleming; formerly (1987-1989) employee of Robert Fleming Holdings Limited, London
          (b)R. TODD RUPPERT, Vice President--Vice President, T. Rowe Price, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.
          JAMES B. M. SEDDON, Vice President--Vice President, Price-Fleming
          (a)CHARLES P. SMITH, Vice President--Managing Director, T. Rowe Price; Vice President, Price-Fleming
          (a)BENEDICT R. F. THOMAS, Vice President--Vice President, Price-
          Fleming
          (a)PETER VAN DYKE, Vice President--Managing Director, T. Rowe Price; Vice President, Price-Fleming
          DAVID J. L. WARREN, Vice President--Vice President, Price-Fleming WILLIAM F. WENDLER, II, Vice President--Vice President, Price-Fleming, T. Rowe Price and T. Rowe Price Investment Services, Inc.
          (a)(b)EDWARD A. WIESE, Vice President--Vice President, T. Rowe Price, Price-Fleming and T. Rowe Price Trust Company
          LENORA V. HORNUNG, Secretary--Vice President, T. Rowe Price PATRICIA S. BUTCHER, Assistant Secretary--Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
          CARMEN F. DEYESU, Treasurer--Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company
          DAVID S. MIDDLETON, Controller--Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company















          PAGE 59
             (a)ANN B. CRANMER, Vice President--Vice President, Price-
          Fleming
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and T. Rowe Price
          (a)LEAH P. HOLMES, Assistant Vice President--Vice President, Price-Fleming and Assistant Vice President T. Rowe Price
          EDWARD T. SCHNEIDER, Assistant Vice President--Vice President, T. Rowe Price Services, Inc.
          INGRID I. VORDEMBERGE, Assistant Vice President--Employee, T.
          Rowe Price

          (a) Mr. Askew is a Executive Vice President of the International Funds only. Messrs. Bruce, Campbell, Edwards, Ilott, Rothery, Smith, Thomas, VanDyke, and Wiese are Vice Presidents of the International Funds only.
                Mmes. Cranmer and Holmes are Assistant Vice Presidents of the International Funds only.
          (b) Mr. Wiese is a Executive Vice President, and Mr. Ruppert is a Vice President of the Foreign Equity Fund.
             (c) Effective January 24, 1996, Paul M. Wythes was elected to the Board of T. Rowe Price International Funds, Inc.

                                  COMPENSATION TABLE

          _________________________________________________________________
                                           Pension or   Total Compensation
                                           Retirement      from Fund and
           Name of             Aggregate    Benefits       Fund Complex
           Person,           Compensation  Accrued as         Paid to
          Position           from Fund(a)Part of Fund(b)   Directors(c)
          _________________________________________________________________
          International Stock

          Leo C. Bailey,        $11,330        N/A            $70,083
          Director

          Anthony W. Deering,    11,330        N/A             68,250
          Director

          Donald W. Dick,        11,330        N/A             70,083
          Director

          Addison Lanier,        11,330        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)















          PAGE 60
          _________________________________________________________________
          International Discovery

          Leo C. Bailey,         $3,317        N/A            $70,083
          Director

          Anthony W. Deering,     3,317        N/A             68,250
          Director

          Donald W. Dick,         3,317        N/A             70,083
          Director

          Addison Lanier,         3,317        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          European Stock

          Leo C. Bailey,         $2,935        N/A            $70,083
          Director

          Anthony W. Deering,     2,935        N/A             68,250
          Director

          Donald W. Dick,         2,935        N/A             70,083
          Director

          Addison Lanier,         2,935        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Japan

          Leo C. Bailey,         $1,901        N/A            $70,083
          Director

          Anthony W. Deering,     1,901        N/A             68,250
          Director

















          PAGE 61
          Donald W. Dick,         1,901        N/A             70,083
          Director

          Addison Lanier,         1,901        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          New Asia

          Leo C. Bailey,         $9,578        N/A            $70,083
          Director

          Anthony W. Deering,     9,578        N/A             68,250
          Director

          Donald W. Dick,         9,578        N/A             70,083
          Director

          Addison Lanier,         9,578        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Latin America

          Leo C. Bailey,         $1,917        N/A            $70,083
          Director

          Anthony W. Deering,     1,917        N/A             68,250
          Director

          Donald W. Dick,         1,917        N/A             70,083
          Director

          Addison Lanier,         1,917        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

















          PAGE 62
          Martin G. Wade,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Emerging Markets Stock(e)

          Leo C. Bailey,           $741        N/A            $70,083
          Director

          Anthony W. Deering,       741        N/A             68,250
          Director

          Donald W. Dick,           741        N/A             70,083
          Director

          Addison Lanier,           741        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Foreign Equity

          Leo C. Bailey,         $5,437        N/A            $70,083
          Director

          Anthony W. Deering,     5,437        N/A             68,250
          Director

          Donald W. Dick,         5,437        N/A             70,083
          Director

          Addison Lanier,         5,437        N/A             70,083
          Director

          M. David Testa,            --        N/A                 --
          Chairman of the Board(d)

          Martin G. Wade,            --        N/A                 --
          Director(d)

          (a) Amounts in this Column are for the period November 1, 1994 through October 31, 1995.
          (b) Not applicable. The Fund does not pay pension or retirement benefits to officers or directors/trustees of the Fund.
             (c)Amounts in this column are for calendar year 1995.

















          PAGE 63
          (d) Any director/trustee of the Fund who is an officer or employee of T. Rowe Price receives no renumeration from the Fund.
          (e) Emerging Markets Stock Fund opened March 31, 1995.
              Compensation based on April 1, 1995 through October 31, 1995.

                   The Funds' Executive Committee, comprised of Messrs. Testa and Wade, have been authorized by the Board of Directors to exercise all of the powers of the Board to manage the Funds in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                           PRINCIPAL HOLDERS OF SECURITIES

                   As of the date of the prospectus, the officers and directors of the Funds, as a group, owned less than 1% of the outstanding shares of each Fund.

                   As of January 31, 1996, the following shareholder beneficially owned more than 5% of the outstanding shares of the International Stock, New Asia, Japan and European Stock Funds, respectively: Charles Schwab & Co. Inc., Reinvestment Account,
          Attn.: Mutual Fund Dept., 101 West Montgomery Street, San Francisco, California 94104-4122. Each of the following shareholders beneficially owned more than 5% of the outstanding shares of the Foreign Equity Fund: Continental Bank N.A., c/o Robert Kramer, 231 S. Lasalle Street, Chicago, Illinois 60604-1407.


                            INVESTMENT MANAGEMENT SERVICES

          Services

                   Under the Management Agreement, Price-Fleming provides each Fund with discretionary investment services. Specifically, Price-Fleming is responsible for supervising and directing the investments of each Fund in accordance with the Fund's investment objective, program, and restrictions as provided in its prospectus and this Statement of Additional Information. Price-Fleming is also responsible for effecting all security transactions on behalf of each Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, Price-Fleming provides the Funds with certain corporate administrative services, including: maintaining the Funds' corporate existence, corporate records, and registering and qualifying Fund shares under federal and state laws; monitoring the financial, accounting, and administrative functions of each Fund;















          PAGE 64
          maintaining liaison with the agents employed by each Fund such as the Fund's custodian and transfer agent; assisting each Fund in the coordination of such agents' activities; and permitting Price-Fleming's employees to serve as officers, directors, and committee members of each Fund without cost to the Fund.

                   The Management Agreement also provides that Price-Fleming, its directors, officers, employees, and certain other persons performing specific functions for each Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

                   Under the Management Agreement, Price-Fleming is permitted to utilize the services or facilities of others to provide it or the Funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice or assistance as Price-Fleming may deem necessary, appropriate, or convenient for the discharge of its obligations under the Management Agreement or otherwise helpful to the Funds.

                   Certain administrative support is provided by T. Rowe Price which receives from Price-Fleming a fee of .15% of the market value of all assets in equity accounts, .15% of the market value of all assets in active fixed income accounts and .035% of the market value of all assets in passive fixed income accounts under Price-Fleming's management.

                   Price-Fleming has entered into separate letters of agreement with Fleming Investment Management Limited ("FIM") and Jardine Fleming Investment Holdings Limited ("JFIH"), wherein FIM and JFIH have agreed to render investment research and administrative support to Price-Fleming. FIM is a wholly-owned subsidiary of Robert Fleming Asset Management Limited which is a wholly-owned subsidiary of Robert Fleming Holdings Limited ("Robert Fleming Holdings"). JFIH is an indirect wholly-owned subsidiary of Jardine Fleming Group Limited. Under the letters of agreement, these companies will provide Price-Fleming with research material containing statistical and other factual information, advice regarding economic factors and trends, advice on the allocation of investments among countries and as between debt and equity classes of securities, and research and occasional advice with respect to specific companies. For these services, FIM and JFIH each receives a fee of .075% of the market value of all assets in equity accounts under Price-Fleming's management. JFIH receives a fee of .075% of the market value of all assets in active fixed income accounts and .0175% of such market value in passive fixed income accounts under Price-Fleming's management.















          PAGE 65
                   Robert Fleming personnel have extensive research resources throughout the world. A strong emphasis is placed on direct contact with companies in the research universe. Robert Fleming personnel, who frequently speak the local language, have access to the full range of research products available in the market place and are encouraged to produce independent work dedicated solely to portfolio investment management, which adds value to that generally available.

          All Funds, except Foreign Equity Fund

          Management Fee

                   Each Fund pays Price-Fleming a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to Price-Fleming on the first business day of the next succeeding calendar month and is calculated as described below.

                   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of each Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                     Price Funds'
                                Annual Group Base Fee
                            Rate for Each Level of Assets
                          _________________________________

                                 0.480%   First $1 billion
                                 0.450%   Next $1 billion
                                 0.420%   Next $1 billion
                                 0.390%   Next $1 billion
                                 0.370%   Next $1 billion
                                 0.360%   Next $2 billion
                                 0.350%   Next $2 billion
                                 0.340%   Next $5 billion
                                 0.330%   Next $10 billion
                                 0.320%   Next $10 billion
                                 0.310%   Thereafter

















          PAGE 66
                   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by T. Rowe Price Investment Services, Inc. (excluding T. Rowe Price Equity Index Fund, T. Rowe Price Spectrum Fund, Inc. and any institutional or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the Funds' prospectus as of the close of business on the previous business day on which the Fund was open for business.

                   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the Fund Fee Rate of 0.35% each for the Global Stock and International Stock Funds, 0.50% each for the European Stock, Japan and New Asia Funds, 0.75% each for the International Discovery, Latin America, and Emerging Markets Stock Funds, and multiplying this product by the net assets of the Fund for that day, as determined in accordance with the Funds' prospectus as of the close of business on the previous business day on which the Fund was open for business.

                   The following chart sets forth the total management fees if any, paid to Price-Fleming by the Funds, during the last three years:

               International Stock International Discovery Japan

               1995  $41,829,000   1995   $4,381,000      1995   $1,523,000
               1994  $35,176,000   1994   $5,142,000      1994   $1,289,000
               1993  $14,955,000   1993   $1,983,000      1993   $  458,000

               European Stock      New Asia               Latin America

               1995  $3,547,000    1995   $16,864,000     1995   $1,765,000
               1994  $2,710,000    1994   $17,320,000     1994   $1,195,000
               1993  $1,422,000    1993   $ 4,937,000     1993   *

               Emerging Market Stock

               1995  -0-
               1994  *
               1993  *

               *Prior to commencement of Fund operations.



















          PAGE 67
          Limitation on Fund Expenses

                   The Management Agreement between each Fund and Price-Fleming provides that each Fund will bear all expenses of its operations not specifically assumed by Price-Fleming. However, in compliance with certain state regulations, Price-Fleming will reimburse each Fund for certain expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of a Fund's average daily net assets, 2% of the next $70 million of the average daily net assets, and 1.5% of net assets in excess of $100 million. For the purpose of determining whether a Fund is entitled to reimbursement, the expenses of each Fund are calculated on a monthly basis. If the Fund is entitled to reimbursement, that month's management fee will be reduced or postponed, with any adjustment made after the end of the year.

          Emerging Markets Stock Fund

                   In the interest of limiting the expenses of the Fund during its initial period of operations, Price-Fleming agreed to bear any expenses through October 31, 1996, which would cause the Fund's ratio of expenses to average net assets to exceed 1.75%. Expenses paid or assumed under this agreement are subject to reimbursement to Price-Fleming by the Fund whenever the Fund's expense ratio is below 1.75%; however, no reimbursement will be made after October 31, 1998, or if it would result in the expense ratio exceeding 1.75%. The Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current one on October 31, 1996, and that with respect to any such additional limitation period, the Fund's may reimburse Price-Fleming, provided the reimbursement does not result in the Fund's aggregate expenses exceeding the additional expense limitation or any applicable state expense limitation.

          Global Stock Fund

                   In the interest of limiting the expenses of the Fund during its initial period of operations, Price-Fleming agreed to bear any expenses through October 31, 1997, which would cause the Fund's ratio of expenses to average net assets to exceed 1.30%. Expenses paid or assumed under this agreement are subject to reimbursement to Price-Fleming by the Fund whenever the Fund's expense ratio is below 1.30%; however, no reimbursement will be made after October 31, 1999, or if it would result in the expense ratio exceeding 1.30%. The Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the















          PAGE 68
          expiration of the current one on October 21, 1997, and that with respect to any such additional limitation period, the Fund's may reimburse Price-Fleming, provided the reimbursement does not result in the Fund's aggregate expenses exceeding the additional expense limitation or any applicable state expense limitation.

                   For information concerning past expense limitations and the effect on the accrual, payment, and reimbursement of fees and expenses, please see the Funds' annual report.

          T. Rowe Price Spectrum Fund, Inc. (International Stock Fund)

                   The Fund is a party to a Special Servicing Agreement ("Agreement") between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, T. Rowe Price Services, Inc. and various other T. Rowe Price funds which, along with the Fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

                   The Agreement provides that, if the Board of Directors of any Underlying Price Fund determines that such Underlying Fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the Underlying Price Fund from the operation of Spectrum Fund, the Underlying Price Fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no Underlying Price Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Price Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Underlying Price Funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

          Foreign Equity Fund

                   For its services to the Fund under the Management Agreement, Price-Fleming is paid an annual fee, in monthly installments, based on the Fund's average daily net assets at the rate of .70%. For the years 1995, 1994, and 1993, Price-Fleming received from the Fund management fees totaling $8,673,000, $5,137,000, and $2,064,000 (10 months ended October 31, 1993), respectively.



















          PAGE 69
                                DISTRIBUTOR FOR FUNDS

                   T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price, serves as the Funds' distributor. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of each Fund's shares is continuous.

                   Investment Services is located at the same address as the Funds and T. Rowe Price -- 100 East Pratt Street, Baltimore, Maryland 21202.

                   Investment Services serves as distributor to the Funds pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that each Fund will pay all fees and expenses in connection with: registering and qualifying its shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders.

                   The Underwriting Agreement provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling Fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling Fund shares, except for those fees and expenses specifically assumed by each Fund. Investment Services' expenses are paid by T. Rowe Price.

                   Investment Services acts as the agent of each Fund in connection with the sale of its shares in all states in which the shares are qualified and in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for Fund shares at net asset value. No sales charges are paid by investors or the Funds.


                                      CUSTODIAN

                   State Street Bank and Trust Company (the "Bank") is the custodian for certain of the Funds' U.S. securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the
















          PAGE 70
          Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110. The Funds have entered into a Custodian Agreement with The Chase Manhattan Bank, N.A., London, pursuant to which portfolio securities are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories in accordance with regulations under the Investment Company Act of 1940. The address for The Chase Manhattan Bank, N.A., London is Woolgate House, Coleman Street, London, EC2P 2HD, England.


                                    CODE OF ETHICS

                   The Funds' investment adviser (Price-Fleming) has a written Code of Ethics which requires all employees to obtain prior clearance before engaging in any personal securities transactions. In addition, all employees must report their personal securities transactions within ten days of their execution. Employees will not be permitted to effect transactions in a security: If there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; the security is subject to internal trading restrictions. In addition, employees are prohibited from engaging in short-term trading (e.g., purchases and sales involving the same security within 60 days. Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.


                                PORTFOLIO TRANSACTIONS

          Investment or Brokerage Discretion

                   Decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds are made by Price-Fleming. Price-Fleming is also responsible for implementing these decisions, including the allocation of portfolio brokerage and principal business and the negotiation of commissions.

          How Brokers and Dealers are Selected

                   Equity Securities

                   In purchasing and selling each Fund's portfolio securities, it is Price-Fleming's policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at















          PAGE 71
          competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to Price-Fleming or the Funds. It is not the policy of Price-Fleming to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

                   Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

                   Fixed Income Securities

                   For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed though dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

                   With respect to equity and fixed income securities, Price-Fleming may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or
















          PAGE 72
          research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Fund pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Price-Fleming may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

                   Price-Fleming may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties but are provided to Price-Fleming by or through broker-dealers.

          Descriptions of Research Services Received from Brokers and
          Dealers

                   Price-Fleming receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. Price-Fleming cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, Price-Fleming may be relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to Price-Fleming by or through brokers.

          Commissions to Brokers who Furnish Research Services

                   Certain broker-dealers which provide quality execution services also furnish research services to Price-Fleming. Price-Fleming has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser















          PAGE 73
          value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, Price-Fleming may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

          Miscellaneous

                   Research services furnished by brokers through which Price-Fleming effects securities transactions may be used in servicing all accounts managed by Price-Fleming. Conversely, research services received from brokers which execute transactions for a particular Fund will not necessarily be used by Price-Fleming exclusively in connection with the management of that Fund.

                   Some of Price-Fleming's other clients have investment objectives and programs similar to those of the Funds. Price-Fleming may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is Price-Fleming's policy not to favor one client over another in making recommendations or in placing orders. Price-Fleming frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. Price-Fleming has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

                   None of the Funds allocates business to any broker-dealer on the basis of its sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.



















          PAGE 74
          Transactions with Related Brokers and Dealers

                   As provided in the Investment Management Agreement between each Fund and Price-Fleming, Price-Fleming is responsible not only for making decisions with respect to the purchase and sale of the Fund's portfolio securities, but also for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. It is expected that Price-Fleming will often place orders for a Fund's portfolio transactions with broker-dealers through the trading desks of certain affiliates of Robert Fleming Holdings Limited ("Robert Fleming"), an affiliate of Price-Fleming. Robert Fleming, through Copthall Overseas Limited, a wholly-owned subsidiary, owns 25% of the common stock of Price-Fleming. Fifty percent of the common stock of Price-Fleming is owned by TRP Finance, Inc., a wholly-owned subsidiary of T. Rowe Price, and the remaining 25% is owned by Jardine Fleming Holdings Limited, a subsidiary of Jardine Fleming Group Limited ("JFG"). JFG is 50% owned by Robert Fleming and 50% owned by Jardine Matheson Holdings Limited. The affiliates through whose trading desks such orders may be placed include Fleming Investment Management Limited ("FIM"), and Robert Fleming & Co. Limited ("RF&Co."). FIM and RF&Co. are wholly-owned subsidiaries of Robert Fleming. These trading desks will operate under strict instructions from the Fund's portfolio manager with respect to the terms of such transactions. Neither Robert Fleming, JFG, nor their affiliates will receive any commission, fee, or other remuneration for the use of their trading desks, although orders for a Fund's portfolio transactions may be placed with affiliates of Robert Fleming and JFG who may receive a commission.

                   The Board of Directors of the Funds has authorized Price-Fleming to utilize certain affiliates of Robert Fleming and JFG in the capacity of broker in connection with the execution of each Fund's portfolio transactions, provided that Price-Fleming believes that doing so will result in an economic advantage (in the form of lower execution costs or otherwise) being obtained for each Fund. These affiliates include Jardine Fleming Securities Limited ("JFS"), a wholly-owned subsidiary of JFG, RF&Co., Jardine Fleming Australia Securities Limited, and Robert Fleming, Inc. (a New York brokerage firm).

                   The above-referenced authorization was made in accordance with Section 17(e) of the Investment Company Act of 1940 (the "1940 Act") and Rule 17e-1 thereunder which require the Funds' independent directors to approve the procedures under which brokerage allocation to affiliates is to be made and to monitor such allocations on a continuing basis. Except with respect to tender offers, it is not expected that any portion of















          PAGE 75
          the commissions, fees, brokerage, or similar payments received by the affiliates of Robert Fleming in such transactions will be recaptured by the Funds. The directors have reviewed and from time to time may continue to review whether other recapture opportunities are legally permissible and available and, if they appear to be, determine whether it would be advisable for a Fund to seek to take advantage of them.

                   The following amounts and percentages were paid to JFS during the year 1995:

                                     Total         Aggregate      Aggregate
                                   Brokerage       Brokerage       Dollar
               Fund               Commissions     Commissions      Amount
              ______             ______________  ____________     ________

          International Stock     $ 6,029,012          9%             7%
          International Discovery   1,548,256         23%            19%
          New Asia                 10,230,880         21%            21%
          Japan                       781,356         23%            26%
          Latin America               293,894          3%             5%
          Emerging Markets Stock       25,786         36%            31%
          Foreign Equity            2,077,591          9%             8%

                   The following amounts and percentages were paid to RF&Co during the year 1995:

                                     Total         Aggregate      Aggregate
                                   Brokerage       Brokerage       Dollar
               Fund               Commissions     Commissions      Amount
              ______             ______________  ____________     ________

          International Stock        $236,915          4%             6%
          European Stock               28,980         10%            12%
          International Discovery      30,702          2%             4%
          Emerging Markets Stock        4,869          7%             8%
          Japan                        59,539          8%             3%
          Latin America                10,135          3%             5%
          Foreign Equity               46,833          2%             4%

                   The following amounts and percentages were paid to Ord Minnett during the year 1995:























          PAGE 76
                                     Total         Aggregate      Aggregate
                                   Brokerage       Brokerage       Dollar
               Fund               Commissions     Commissions      Amount
              ______             ______________  ____________     ________

          International Stock        $174,136          3%             2%
          International Discovery      30,612          2%             2%
          New Asia                    336,088          3%             4%
          Foreign Equity               49,051          2%             2%

                   In accordance with the written procedures adopted pursuant to Rule 17e-1, the independent directors of each Fund reviewed the 1995 transactions with affiliated brokers and determined that such transactions resulted in an economic advantage to the Funds either in the form of lower execution costs or otherwise.

          Other

                   The amounts shown below involved trades with brokers acting as agents or underwriters, in which such brokers received total commissions, including discounts received in connection with underwritings for the fiscal years ended 1995, 1994, and 1993:

               Fund                   1995           1994           1993
              ______                  ____           ____           ____

          International Stock     $ 6,029,012    $ 9,684,485    $5,419,000
          International Discovery   1,548,256      2,042,917     1,277,000
          European Stock              290,226        219,614       182,000
          Japan                       781,356      1,284,041       412,000
          New Asia                 10,230,880     13,086,017     6,642,000
          Foreign Equity            2,077,591      1,913,957       853,000
          Latin America               293,894        447,402            --
          Emerging Markets Stock       72,181             --            --

                   The percentage of total portfolio transactions, placed with firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of the Funds, or in some cases, to the Funds for the fiscal year ended 1995, 1994, and 1993, are shown below:























          PAGE 77
               Fund                   1995           1994           1993
              ______                  ____           ____           ____

          International Stock          85%            83%            76%
          International Discovery      73%            82%            81%
          European Stock               90%            98%            99%
          Japan                        69%            64%            73%
          New Asia                     75%            77%            72%
          Foreign Equity               86%            85%            79%
          Latin America                97%            99%             --
          Emerging Markets Stock       58%             --             --

                   The portfolio turnover rates for the following Funds for the fiscal year ended October 31, 1995, October 31, 1994, and the ten-month fiscal year ended October 31, 1993, are as follows:

               Fund                   1995           1994           1993
              ______                 _____           ____           ____

          International Stock         17.8%           22.9%         29.8%*
          International Discovery     43.5%           57.4%         71.8%*
          European Stock              17.2%           24.5%         21.3%*
          Japan                       62.4%           61.5%         61.4%*
          New Asia                    63.7%           63.2%         40.4%*
          Foreign Equity              18.8%           22.0%         27.4%*
          Latin America               18.9%           12.2%**       --
          Emerging Markets Stock      28.8%#          --            --

          *   For the ten-month fiscal year ended October 31, 1994.
          ** From the commencement of operations December 29, 1993 to October 31, 1994
          #   From the commencement of operations March 31, 1995 to October
              31, 1995


                                PRICING OF SECURITIES

                   Equity securities listed or regularly traded on a securities exchange (including NASDAQ) are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Other equity securities and those listed securities that are not traded on a particular day generally are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors or by persons delegated by the Board, best to reflect fair value.

                   Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect















          PAGE 78
          fair value as provided by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost in local currency which, when combined with accrued interest, approximates fair value.

                   For purposes of determining each Fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars provided by a major bank.

                   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the Funds, as authorized by the Board of Directors.

                   Trading in the portfolio securities of each Fund may take place in various foreign markets on certain days (such as Saturday) when the Funds are not open for business and do not calculate their net asset values. In addition, trading in a Fund's portfolio securities may not occur on days when the Fund is open. The calculation of each Fund's net asset value normally will not take place contemporaneously with the determination of the value of the Fund's portfolio securities. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time each Fund's net asset value is calculated will not be reflected in the Fund's net asset value unless Price-Fleming, under the supervision of the Fund's Board of Directors, determines that the particular event should be taken into account in computing the Fund's net asset value.


                              NET ASSET VALUE PER SHARE

                   The purchase and redemption price of each Fund's shares is equal to that Fund's net asset value per share or share price. Each Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund, other than the Japan Fund, is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The net asset value per share of the Japan Fund is calculated as of the close of trading on the NYSE each day the NYSE and the Tokyo Stock Exchange ("TSE") are both open. The NYSE is closed on the following days:
















          PAGE 79
          New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The TSE is scheduled to be closed on the following week days in 1996: January 1, 2, 3, 15; February 12; March 20; April 29; May 3, 6; September 16, 23; October 10; November 4; and December 23, 31, as well as the following weeks days in 1997: January 1, 2, 3, 15; February 11; March 20; April 29; May 5; July 21; September 15, 23; October 10; November 24; and December 23. If the TSE closes on any additional or different dates, the Japan Fund will be closed on such dates.

                   Determination of net asset value (and the offering, sale, redemption and repurchase of shares) for a Fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, or in the case of the Japan Fund, either the NYSE or TSE is closed, (b) during which trading on any of such Exchanges is restricted (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


                                      DIVIDENDS

                   Unless you elect otherwise, dividends and capital gain distributions will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by about 10 days although the exact timing is subject to change.


                                      TAX STATUS

                   Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

                   Dividends and distributions paid by the Funds (other than Global Stock Fund) are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of the Fund's income consists of dividends paid by United States corporations. Income dividends paid by the Global Stock Fund are eligible for the dividends--received deduction for















          PAGE 80
          corporate shareholders, only to the extent the Global Stock Fund's income consists of dividends paid by United States corporations. Capital gain distributions paid from these Funds are never eligible for this deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each Fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid federal income tax.

                   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid a portion may be reclassified as a return of capital. Adjustments, to reflect these gains and losses will be made at the end of each Fund's taxable year.

                   At the time of your purchase, each Fund's net asset value may reflect undistributed income, capital gains or net unrealized appreciation or depreciation of securities held by each Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains. On October 31, 1995, the books of each Fund indicated that each Fund's aggregate net assets included undistributed net income, net realized capital gains or losses, and unrealized appreciation or depreciation which are listed below.

                                             Net Realized
                             Undistributed     Capital       Unrealized
            Fund               Net Income   Gains (Losses)  Appreciation

          European Stock       $ 7,440,000   $ 7,731,000  $ 87,580,000
          International Stock   91,242,000    35,091,000   691,498,000
          Foreign Equity        20,836,000    17,187,000    95,608,000




















          PAGE 81
                                             Net Realized
                             Undistributed     Capital       Unrealized
            Fund               Net Income   Gains (Losses)  Depreciation

          Latin America    $ 1,226,000     ($15,291,000)   $64,992,000
          New Asia          17,116,000      (41,030,000)       $11,000
          Japan                     --       (2,717,000)    13,556,000
          Emerging Markets
           Stock               $35,000          (45,000)       721,000
          International
           Discovery         2,048,000       (8,883,000)    13,775,000

                   Income received by each Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year comprise securities issued by foreign corporations or governments, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of any foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

                   Each Fund intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of a Fund, if that Fund will "pass through" foreign taxes paid for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

                   If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to shareholders; (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been















          PAGE 82
          considered capital gain dividends), and the Funds may qualify for the 70% deduction for dividends received by corporations; and
          (iii) foreign tax credits would not "pass through" to shareholders.

          Taxation of Foreign Shareholders

                   The Code provides that dividends from net income (which are deemed to include for this purpose each shareholder's pro rata share of foreign taxes paid by each Fund - see discussion of "pass through" of the foreign tax credit to U.S. shareholders), will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividend in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by each Fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.


                                    CAPITAL STOCK

                   The T. Rowe Price International Funds, Inc. (the "International Corporation") was organized in 1979, as a Maryland corporation under the name T. Rowe Price International Fund, Inc. ("the Old Corporation"). Pursuant to the Annual Meeting of Shareholders held on April 22, 1986, an Agreement and Plan of Reorganization and Liquidation was adopted in order to convert the Old Corporation from a Maryland corporation to a Massachusetts Business Trust, named the T. Rowe Price International Trust ("the Trust"). This conversion became effective on May 1, 1986. Pursuant to the Annual Meeting of Shareholders held on April 19, 1990, an Agreement and Plan of Reorganization and Liquidation was adopted in order to convert the Trust from a Massachusetts Business Trust to a Maryland corporation. This conversion become effective May 1, 1990. The Institutional International Funds, Inc. (the "Institutional Corporation") was organized in 1989, as a Maryland corporation. Each Corporation is registered with the Securities and Exchange Commission under the 1940 Act as a diversified, open-end investment company, commonly known as a "mutual fund."

                   Currently, the International Corporation consists of twelve series, each of which represents a separate class of the Corporation's shares and has different objectives and investment policies. The International Bond Fund was added as a separate series of the Trust in 1986, and the designation of the existing series of the Trust was, at that time, changed to the International Stock Fund. In 1988 and 1990, respectively, the















          PAGE 83
          International Discovery and European Stock Funds were added as separate series of the Trust. Effective May 1, 1990, all series of the Trust became series of the Corporation. In the same year, after the May 1, 1990 reorganization, the New Asia and Global Government Bond Funds were added as separate series of the Corporation. The Japan, Short-Term Global Income, Latin America, Emerging Markets Bond Funds, were added as separate series of the Corporation in 1991, 1992, 1993, and 1994, respectively. The Emerging Markets Stock, and Global Stock Funds were both added as separate series of the Corporation in 1995. The Short-Term Global Income, Global Government Bond, International Bond, and Emerging Markets Bond Funds are described in a separate Statement of Additional Information. Currently, the Institutional Corporation consists of one series, which was added in 1990 to the Corporation. Each Charter also provides that the Board of Directors may issue additional series of shares.

                   Each Funds' Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the Investment Company Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that each Fund has authorized to issue without shareholder approval.

                   Each share of each series has equal voting rights with every other share of every other series, and all shares of all series vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Maryland, the Corporation's Articles of Incorporation, the By-Laws of the Corporation, or as the Board of Directors may determine in its sole discretion. Where a separate vote is required with respect to one or more classes or series, then the shares of all other classes or series vote as a single class or series, provided that, as to any matter which does not affect the interest of a particular class or series, only the holders of shares of the one or more affected classes or series is entitled to vote. The preferences, rights, and other characteristics















          PAGE 84
          attaching to any series of shares, including the present series of capital stock, might be altered or eliminated, or the series might be combined with another series, by action approved by the vote of the holders of a majority of all the shares of all series entitled to be voted on the proposal, without any additional right to vote as a series by the holders of the capital stock or of another affected series.

                   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation, entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.


                       FEDERAL AND STATE REGISTRATION OF SHARES

                   Each Fund's shares are registered for sale under the Securities Act of 1933, and the Funds or their shares are registered under the laws of all states which require registration, as well as the District of Columbia and Puerto Rico.





















          PAGE 85
                                    LEGAL COUNSEL

                    Shereff, Friedman, Hoffman, & Goodman, LLP, whose address is 919 Third Avenue, New York, New York 10022, is legal counsel to the Funds.


                               INDEPENDENT ACCOUNTANTS

             All Funds                 All Funds

                   Price Waterhouse LLP, 7 St. Paul Street, Suite 1700, Baltimore, Maryland 21202, are independent accountants to each Fund.



         The financial statements of the International Stock, International Discovery, European Stock, Japan, Latin America, New Asia, and Foreign Equity Funds for the year ended October 31, 1995, and the report of independent accountants are included in each Fund's Annual Report for the year ended October 31, 1995. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the year ended October 31, 1995, are incorporated into this Statement of Additional Information by reference:


                              ANNUAL REPORT REFERENCES:

                                                           INTERNATIONAL
                                                            STOCK FUND
                                                          ______________

          Report of Independent Accountants                     19
          Statement of Net Assets, October 31, 1995            7-13
          Statement of Operations, year ended October 31, 1995 14 Statement of Changes in Net Assets, years ended
           October 31, 1995 and October 31, 1994                15
          Notes to Financial Statements, October 31, 1995      16-18
          Financial Highlights                                  18

























          PAGE 86
                                                           INTERNATIONAL
                                                          DISCOVERY FUND
                                                         _________________

          Report of Independent Accountants                     23
          Statement of Net Assets, October 31, 1995            7-16
          Statement of Operations, year ended October 31, 1995 17 Statement of Changes in Net Assets, years ended
           October 31, 1995 and October 31, 1994                18
          Notes to Financial Statements, October 31, 1995      19-21
          Financial Highlights                                  22

                                                             EUROPEAN
                                                            STOCK FUND
                                                           _____________

          Report of Independent Accountants                     16
          Statement of Net Assets, October 31, 1995            5-10
          Statement of Operations, year ended October 31, 1995 11 Statement of Changes in Net Assets, years ended
           October 31, 1995 and October 31, 1994                12
          Notes to Financial Statements, October 31, 1995      13-14
          Financial Highlights                                  15

                                                            JAPAN FUND
                                                           _____________

          Report of Independent Accountants                     13
          Statement of Net Assets, October 31, 1995             5-6
          Statement of Operations, year ended October 31, 1995   7
          Statement of Changes in Net Assets, years ended
           October 31, 1995 and October 31, 1994                 8
          Notes to Financial Statements, October 31, 1995      9-11
          Financial Highlights                                  12

                                                           LATIN AMERICA
                                                               FUND
                                                          _______________

          Report of Independent Accountants                     13
          Statement of Net Assets, October 31, 1995             5-7
          Statement of Operations, October 31, 1995              8
          Statement of Changes in Net Assets, year ended
           October 31, 1995 and from December 29, 1993
          (Commencement of Operations) to October 31, 1994       9
          Notes to Financial Statements, October 31, 1995      10-11
          Financial Highlights                                  12


















          PAGE 87
                                                         EMERGING MARKETS
                                                            STOCK FUND
                                                         _________________

          Report of Independent Accountants                     14
          Statement of Net Assets, October 31, 1995             5-7
          Statement of Operations, from March 31, 1995
           (Commencement of Operations) to October 31, 1995      8
          Statement of Changes in Net Assets, from March 31, 1995
           (Commencement of Operations) to October 31, 1995      9
          Notes to Financial Statements, October 31, 1995      10-12
          Financial Highlights                                  13

                                                             NEW ASIA
                                                            FUND ANNUAL
                                                            REPORT PAGE
                                                            ___________

          Report of Independent Accountants                     15
          Portfolio of Investments, October 31, 1995            6-9
          Statement of Assets and Liabilities, October 31, 1995 9 Statement of Operations, year ended October 31, 1995 10 Statement of Changes in Net Assets, years ended
           October 31, 1995 and October 31, 1994                11
          Notes to Financial Statements, October 31, 1995      12-13
          Financial Highlights                                  14

                                                          FOREIGN EQUITY
                                                            FUND ANNUAL
                                                            REPORT PAGE
                                                          _______________

          Report of Independent Accountants                     24
          Statement of Net Assets, October 31, 1995            9-18
          Statement of Operations, year ended
           October 31, 1995                                     19
          Statement of Changes in Net Assets, years
           ended October 31, 1995 and October 31, 1994          20
          Notes to Financial Statements, October 31, 1995      21-22
          Financial Highlights                                  23
















































































          PAGE 86
                                        PART C
                                  OTHER INFORMATION

          Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements.

               International Stock, International Discovery, European Stock, New Asia, Japan, Latin America, and Emerging Markets Stock Funds

               Condensed Financial Information (Financial Highlights) for the Funds is included in Part A of the Registration Statement.

               Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets of the International Stock, International Discovery, European Stock, New Asia, Japan, Latin America and Emerging Markets Stock Funds are included in each Fund's Annual Report to Shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration Statement.

               Global Stock Fund:

               Inapplicable.

          (b)  Exhibits.

               (1)(a) Articles of Amendment and Restatement of T. Rowe Price International Funds, Inc., dated February 16, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (1)(b)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc., dated March 4, 1991

               (1)(c) Articles of Amendment of T. Rowe Price International Funds, Inc., dated May 1, 1991

               (1)(d)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc., dated October 18, 1991

               (1)(e)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc., dated May 4, 1992
                       (electronically filed with Amendment No. 44 dated December 22, 1994)


















          PAGE 87

               (1)(f)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc., dated November 4, 1993 (electronically filed with Amendment No. 41 dated December 16, 1993)

               (1)(g)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc. dated February 18, 1994 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (1)(h)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc. dated November 2, 1994 (electronically filed with Amendment No. 44 dated December 22, 1994)

               (1)(i)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc. dated January 25, 1995 (electronically filed with Amendment No. 49 dated March 22, 1995)

               (1)(j)  Articles Supplementary of T. Rowe Price
                       International Funds, Inc. dated October 11, 1995 (electronically filed with Amendment No. 50 dated October 12, 1995)

               (2) By-Laws of Registrant, as amended to May 1, 1991 and September 30, 1993 (electronically filed with Amendment No. 41 dated December 16, 1993)

               (3)     Inapplicable

               (4)(a) Specimen Stock Certificate for International Bond Fund (filed with Amendment No. 10)

               (4)(b) Specimen Stock Certificate for International Stock Fund (filed with Amendment No. 10)

               (4)(c) Specimen Stock Certificate for International Discovery Fund (filed with Amendment No. 14)

               (4)(d) Specimen Stock Certificate for European Stock Fund (filed with Amendment No. 18)

               (4)(e) Specimen Stock Certificate for New Asia Fund (filed with Amendment No. 21)



















          PAGE 88
               (4)(f) Specimen Stock Certificate for Global Government Bond Fund (filed with Amendment No. 24)

               (4)(g) T. Rowe Price Japan Fund and T. Rowe Price Short-Term Global Income Fund. See Article FIFTH, Capital Stock, Paragraphs (A)-(E) of the Articles of Amendment and Restatement electronically filed with Amendment No. 19, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.06 of the Bylaws (filed with Amendment No.
                       19)

               (5)(a) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Bond Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(b) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(c) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Discovery Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(d) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price European Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(e) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price New Asia Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(f) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Global Government Bond Fund, dated November 7, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)


















          PAGE 89

               (5)(g) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Japan Fund, dated November 6, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(h) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Short-Term Global Income Fund, dated April 23, 1992 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (5)(i) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Latin America Fund, dated November 3, 1993 (electronically filed with Amendment No. 41 dated December 16, 1993)

               (5)(j) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated November 2, 1994 (electronically filed with Amendment No. 44 dated December 22, 1994)

               (5)(k) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated January 25, 1995 (electronically filed with Amendment No. 49 dated March 22, 1995)

               (5)(l) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Global Stock Fund, dated November 1, 1995 (electronically filed with Amendment No. 51 dated December 20, 1995)

               (6) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

               (7)     Inapplicable






















          PAGE 90
               (8)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company dated September 28, 1987, as amended June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
                       January 25, 1990, February 21, 1990, June 12, 1990,
                       July 18, 1990, October 15, 1990, February 13, 1991,
                       March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, September 16, 1993, November 3, 1993, March 1, 1994, April 21, 1994, July 27,
                       1994, September 21, 1994, November 1, 1994, November 2, 1994, January 25, 1995, September 20, 1995,
                       November 1, 1995, and December 11, 1995

               (8)(b) Global Custody Agreement between The Chase Manhattan Bank, N.A. and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994,
                       November 28, 1994, May 31, 1995, and November 1,
                       1995

               (9)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1996

               (9)(b)  Agreement between T. Rowe Price Associates, Inc. and
                       T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1996

               (9)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 1996

               (10)    Opinion of Counsel, dated February 6, 1996

               (11)    Consent of Independent Accountants

               (12)    Inapplicable

               (13)    Inapplicable

               (14)    Inapplicable

               (15)    Inapplicable

               (16)(a) Total Return Performance Methodology


















          PAGE 91

               (16)(b) T. Rowe Price Global Government Bond Fund; T. Rowe
                       Price International Bond Fund; and T. Rowe Price Short-Term Global Income Fund. The Registrant hereby incorporates by reference the methodology used in calculating the performance information included in Post-Effective Amendment No. 34 and Amendment No. 12 of the T. Rowe Price New Income Fund, Inc. (SEC. File Nos. 2-48848 and 811-2396)
                       dated April 27, 1988.

               (17) Financial Data Schedules for T. Rowe Price International Discovery Fund, T. Rowe Price International Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Japan Fund, and T. Rowe Price Latin America Fund and Emerging Markets Stock Fund as of October 31, 1995. Financial Data Schedule for T. Rowe Price Global Stock Fund as of December 20, 1995.

          Item 25.  Persons Controlled by or Under Common Control With
                    Registrant.

                    None.

          Item 26.  Number of Holders of Securities

               As of January 31, 1996, there were 267,385 shareholders in the T. Rowe Price International Stock Fund.

               As of January 31, 1996, there were 29,982 shareholders in the T. Rowe Price International Discovery Fund.

               As of January 31, 1996, there were 38,260 shareholders in the T. Rowe Price European Stock Fund.

               As of January 31, 1996, there were 166,776 shareholders in the T. Rowe Price New Asia Fund.

               As of January 31, 1996, there were 2,176 shareholders in the
          T. Rowe Price Global Government Bond Fund.

               As of January 31, 1996, there were 30,669 shareholders in the T. Rowe Price International Bond Fund.

               As of January 31, 1996, there were 2,352 shareholders in the
          T. Rowe Price Short-Term Global Income Fund.


















          PAGE 92
               As of January 31, 1996, there were 18,716 shareholders in the T. Rowe Price Japan Fund.

               As of January 31, 1996, there were 25,303 shareholders in the T. Rowe Price Latin America Fund.

               As of January 31, 1996, there were 766 shareholders in the
          T. Rowe Price Emerging Markets Bond Fund.

               As of January 31, 1996, there were 3,843 shareholders in the
          T. Rowe Price Emerging Markets Stock Fund.

               As of January 31, 1996, there were 178 shareholders in the
          T. Rowe Price Global Stock Fund.

          Item 27.  Indemnification

             The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual.
          These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Price Associates"), Rowe Price-Fleming International, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and forty-one other investment companies, namely, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund,
          T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund,
          T. Rowe Price State Tax-Free Income Trust, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price OTC Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price


















          PAGE 93
          Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc.,
          T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
          T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., and T. Rowe Price Health Sciences Fund, Inc. The Registrant and the forty-one investment companies listed above with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for the Price Funds, except for T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

               Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

                    Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in


















          PAGE 94
               the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

                    Notwithstanding the foregoing, nothing herein shall
               protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

                    Anything in this Article X to the contrary
               notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

                    (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

                    (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

                         (i)  the vote of a majority of a quorum of
                              directors who are neither "interested
                              persons" of the Corporation as defined in
                              Section 2(a)(19) of the Investment Company
                              Act of 1940, nor parties to the Proceeding;
                              or

                         (ii) an independent legal counsel in a written
                              opinion.

                    Anything in this Article X to the contrary
               notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

                    (a) the Indemnitee provides a security for his undertaking; or


















          PAGE 95

                    (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

                    (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

                         (i) a majority of a quorum of directors who are neither "interested persons" of the
                              Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

                         (ii) an independent legal counsel in a written
                              opinion.

               Section 10.02 of the Registrant's By-Laws provides as follows:

                    Section 10.02. Insurance of Officers, Directors, Employees and Agents: To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a



















          PAGE 96
               director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Item 28. Business and Other Connections of Investment Manager.

             M. David Testa, who is Chairman of the Board of the Manager, is presently a Director and Managing Director of Price
          Associates; Director and Vice President of T. Rowe Price Trust Company; Director and President of T. Rowe Price (Canada), Inc.; and Director of T. Rowe Price Real Estate Group, Inc.

             George J. Collins, a Director of the Manager, is Chief Executive Officer, President, and a Managing Director of Price Associates; Director of Review Management Corp., T. Rowe Price (Canada), Inc., T. Rowe Price Real Estate Group, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Trust Company; Director and President of T. Rowe Price New Frontiers Associates, Inc., TRP Suburban, Inc., and Tower Venture, Inc.; Director and Chairman of the Board of TRP Finance, Inc.; and Director and Vice President of TRP Suburban Second, Inc.

          D. William J. Garrett, a Director of the Manager, is Chairman of Robert Fleming Securities Limited, a Director of Robert Fleming Holdings Limited ("Robert Fleming Holdings"), a parent of the Manager which is a United Kingdom holding company duly organized and existing under the laws of the United Kingdom, Robert Fleming Management Services Limited, Robert Fleming Management Services Limited, Robert Fleming & Co. Limited, and Fleming Investments Limited. Mr. Garrett also serves as Director and/or officer of other companies related to or affiliated with the above listed companies.

          P. John Manser, a Director of the Manager, is Chief Executive of Robert Fleming Holdings, Chairman of Robert Fleming & Co. Limited, Director of Jardine Fleming Group Limited, Robert Fleming Management Services Limited, Fleming Investment
          Management Limited, Robert Fleming Asset Management Limited,


















          PAGE 97
          Jardine Fleming Holdings Limited, and Robert Fleming Asset Management Limited and also serves as a director of the U.K. Securities and Investments Board. Mr. Manser also serves as Director and/or officer of other companies related to or affiliated with the above listed companies.

             James S. Riepe, a Director of the Manager, and T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price (Canada), Inc., and T. Rowe Price Stable Asset Management, Inc.; President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Management, Inc., T. Rowe Price Real Estate Group, Inc., TRP Distribution, Inc., and Review Management Corp.; Director, Rhone-Poulenc Rorer, Inc.; Director, Chairman of the Board and President of T. Rowe Price Realty Income Fund I Management, Inc., T. Rowe Price Realty Income Fund II Management, Inc., T. Rowe Price Realty Income Fund III Management, Inc., and
          T. Rowe Price Realty Income Fund IV Management, Inc.; Trust Officer, Chairman of the Board and President of T. Rowe Price Trust Company; Director and Vice President of TRP Suburban Second, Inc.

             George A. Roche, a Vice President and a Director of the Manager, is Chief Financial Officer and a Managing Director of Price Associates; Chairman of the Board and President of T. Rowe Price Associates Frontiers, Inc.; Director of T. Rowe Price Management, Inc., TRP Finance, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price New Frontiers Associates, Inc., TRP Suburban, Inc., Tower Venture, Inc., and T. Rowe Price Threshold Fund Associates, Inc.; Director and President of TRP Suburban Second, Inc.

          Alan H. Smith, a Director of the Manager, is Managing Director of Jardine Fleming Group Limited and Jardine Fleming Holdings Limited, Chairman of Jardine Fleming Investment Management Limited, Jardine Fleming & Company Limited and Jardine Fleming Securities Limited and a Director of Robert Fleming Holdings.
          Mr. Smith also serves as Director and/or officer of other companies related to or affiliated with the above listed companies.

          Henry C. T. Strutt, a Director of the Manager, is Managing Director and General Manager of Jardine Fleming Holdings Ltd. and Director of Robert Fleming Holdings Ltd.




















          PAGE 98
             Alvin M. Younger, Jr., the Secretary and Treasurer of the Manager, is a Managing Director and the Secretary and Treasurer of Price Associates; Secretary and Treasurer of Review Management Corp., T. Rowe Price (Canada), Inc., T. Rowe Price Associates Frontiers, Inc., T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Management, Inc.,
          T. Rowe Price Real Estate Group, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Director, Vice President, Secretary and Treasurer of the T. Rowe Price New Frontiers Associates, Inc., TRP Suburban Second, Inc., TRP Suburban, Inc., and Tower Venture, Inc.; Director and Treasurer of the T. Rowe Price Realty Income Fund I Management, Inc., T. Rowe Price Realty Income Fund II Management, Inc., T. Rowe Price Realty Income Fund III Management, Inc., and T. Rowe Price Realty Income Fund IV Management, Inc.; Director of the TRP Finance, Inc.

             Martin G. Wade, Director and President of the Manager; Director, Robert Fleming Holdings Limited.

             With the exception of Christopher D. Alderson, Peter B. Askew, Mark Bickford-Smith, Richard J. Bruce, Ann B. Cranmer, Mark J. T. Edwards, John R. Ford, Christopher Rothery, James B. M. Seddon, Benedict R. F. Thomas, David J. L. Warren, and Martin G. Wade, all officers of the Manager are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies which Price Associates or the Manager serves as investment adviser. Mr. Ilott is an employee of Fleming Investment Management Limited, an investment adviser registered under the Investment Advisers Act of 1940. Ms. Cranmer is an employee of Fleming Investment Management Limited. Mr. Wade, who is Director and President of the Manager, is also a Non-Executive Director of Robert Fleming Holdings.

             RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. The Manager is the general partner of this partnership, and certain institutional investors, including advisory clients of the Manager, are its limited partners.




















          PAGE 99
          See also "Management of Fund," in the Registrant's Statement of Additional Information.

          Item 29.  Principal Underwriters.

               (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the other seventy-one Price Funds. Investment Services is a wholly-owned subsidiary of the Manager, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

               (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                                             Positions and
          Name and Principal        Positions and Offices    Offices With
          Business Address          With Underwriter         Registrant
          __________________        ______________________   ______________

          James Sellers Riepe       President and Director   Vice President
          Henry Holt Hopkins        Vice President and       Vice President
                                    Director
          Charles E. Vieth          Vice President and       None
                                    Director
          Mark E. Rayford           Director                 None
          Patricia M. Archer        Vice President           None
          Edward C. Bernard         Vice President           None
          Joseph C. Bonasorte       Vice President           None
          Meredith C. Callanan      Vice President           None
          Laura H. Chasney          Vice President           None
          Victoria C. Collins       Vice President           None
          Christopher W. Dyer       Vice President           None
          Forrest R. Foss           Vice President           None
          James W. Graves           Vice President           None
          Andrea G. Griffin         Vice President           None
          David J. Healy            Vice President           None
          Joseph P. Healy           Vice President           None
          Walter J. Helmlinger      Vice President           None
          Eric G. Knauss            Vice President           None


















          PAGE 100
          Douglas G. Kremer         Vice President           None
          Sharon Renae Krieger      Vice President           None
          Keith Wayne Lewis         Vice President           None
          David L. Lyons            Vice President           None
          Sarah McCafferty          Vice President           None
          Maurice Albert Minerbi    Vice President           None
          Nancy M. Morris           Vice President           None
          George A. Murnaghan       Vice President           None
          Steven Ellis Norwitz      Vice President           None
          Kathleen M. O'Brien       Vice President           None
          Pamela D. Preston         Vice President           None
          Lucy Beth Robins          Vice President           None
          John Richard Rockwell     Vice President           None
          Monica R. Tucker          Vice President           None
          William F. Wendler, II    Vice President           None
          Terri L. Westren          Vice President           None
          Jane F. White             Vice President           None
          Thomas R. Woolley         Vice President           None
          Alvin M. Younger, Jr.     Secretary and            None
                                    Treasurer
          Mark S. Finn              Controller               None
          Richard J. Barna          Assistant Vice President None
          Catherine L. Berkenkemper Assistant Vice President None
          Ronae M. Brock            Assistant Vice President None
          Brenda E. Buhler          Assistant Vice President None
          Patricia S. Butcher       Assistant Vice President Assistant
                                                             Secretary
          John A. Galateria         Assistant Vice President None
          Janelyn A. Healey         Assistant Vice President None
          Keith J. Langrehr         Assistant Vice President None
          C. Lillian Matthews       Assistant Vice President None
          Janice D. McCrory         Assistant Vice President None
          Sandra J. McHenry         Assistant Vice President None
          JeanneMarie B. Patella    Assistant Vice President None
          Kristin E. Seeberger      Assistant Vice President None
          Arthur J. Silber          Assistant Vice President None
          Nolan L. North            Assistant Treasurer      None
          Barbara A. VanHorn        Assistant Secretary      None

               (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.






















          PAGE 101
          Item 30.  Location of Accounts and Records.

               All accounts, books, and other documents required to be maintained by T. Rowe Price International Funds, Inc. under
          Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price International Funds, Inc. at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price International Funds, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171. Custody of Fund portfolio securities which are purchased outside the United States is maintained by The Chase Manhattan Bank, N.A., London in its foreign branches or with other U.S. banks. The Chase Manhattan Bank, N.A., London is located at Woolgate House, Coleman Street, London EC2P 2HD, England.

          Item 31.  Management Services.

               Registrant is not a party to any management related service contract, other than as set forth in the Prospectus.

          Item 32.  Undertakings.

               (a)  Inapplicable.

               (b) The Global Stock Fund will file, within four to six months from the effective date of its registration statement, a post-effective amendment using financial statements which need not be certified.

               (c) If requested to do so by the holders of at least 10% of all votes entitled to be cast, the Registrant will call a meeting of shareholders for the purpose of voting on the question of removal of a director or directors and will assist in communications with other shareholders to the extent required by Section 16(c).

               (d) Each series of the Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom its prospectus is delivered.





















          PAGE 102
               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 7th day of February, 1996.

                                        T. ROWE PRICE INTERNATIONAL FUNDS,
                                        INC.
                                        /s/M. David Testa
                                        By:  M. David Testa,
                                             Chairman of the Board

               Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                DATE
          _________                      ______                _____

          /s/M. David Testa       Chairman of the Board   February 7, 1996
          M. David Testa        (Chief Executive Officer)

          /s/Carmen F. Deyesu           Treasurer         February 7, 1996
          Carmen F. Deyesu      (Chief Financial Officer)

          /s/Martin G. Wade      President and Director   February 7, 1996
          Martin G. Wade

                 *                      Director          February 7, 1996
          Leo C. Bailey

                 *                      Director          February 7, 1996
          Anthony W. Deering

                 *                      Director          February 7, 1996
          Donald W. Dick, Jr.

                 *                      Director          February 7, 1996
          Addison Lanier

                 *
          Paul M. Wythes                Director          February 7, 1996



















          PAGE 103
          */s/Henry H. Hopkins, Attorney-In-Fact
          Henry H. Hopkins, Attorney-In-Fact